VARIABLE UNIVERSAL LIFE INSURANCE POLICY VARIABLE ANNUITY CONTRACT PROSPECTUS SUPPLEMENT
issued by
RELIASTAR LIFE INSURANCE COMPANY
and its
SELECTHLIFE VARIABLE ACCOUNT RELIASTAR SELECT VARIABLE ACCOUNT

Supplement dated April 29, 2005, to your prospectus dated April 29, 2005. Please read it carefully and keep it with your prospectus for future reference.

______________________________________________________________________

The "Trading - Industry Developments" section of the prospectus is hereby deleted and replaced with the following:
Trading - Industry Developments

Regulatory Matters

As with many financial services companies, ReliaStar Life Insurance Company ("the company") and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the company and its affiliates have been and are providing full cooperation.

Fund Regulatory Issues

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares, revenue sharing and directed brokerage, compensation, sales practices and suitability, arrangements with service providers, pricing, compliance and controls, and adequacy of disclosure.

In addition to responding to governmental and regulatory requests on fund regulatory issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of ING, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in reports previously filed by affiliates of the company with the SEC pursuant to the Securities Exchange Act of 1934, as amended.

An affiliate of the company, ING Funds Distributors, LLC ("IFD") has received notice from the staff of the National Association of Securities Dealers ("NASD") that the staff has made a preliminary determination to recommend that disciplinary action be brought against IFD and one of its registered persons for violations of the NASD Conduct Rules and federal securities laws in connection with frequent trading arrangements.

135658	Page 1 of 2	April 2005

Other regulators, including the SEC and the New York Attorney General, are also likely to take some action with respect to the company or certain affiliates before concluding their investigation of ING relating to fund trading. The potential outcome of such action is difficult to predict but could subject the company or certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of such action will have a material adverse effect on ING or ING's U.S.-based operations, including the company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the Securities and Exchange Commission ("SEC"). Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING's U.S.-based operations, including the company.

Other Regulatory Matters

The New York Attorney General and other regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives, potential conflicts of interest, potential anti-competitive activity, marketing practices, certain financial reinsurance arrangements, and disclosure. It is likely that the scope of these investigations will further broaden before the investigations are concluded. U.S. affiliates of ING have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information.

These initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the company, periodically review whether modifications to their business practices are appropriate.

135658	Page 2 of 2	April 2005

Prospectus Supplement

ReliaStar Life Insurance Company and its SelectHLife Variable Account

Supplement dated April 29, 2005, to your prospectus dated April 29, 2005. Please read it carefully and keep it with your product prospectus for future reference.

______________________________________________________________________

IMPORTANT INFORMATION REGARDING FUND CLOSINGS

Before April 29, 2005, the following funds were available through the policy:
AIM V.I. Dent Demographic Trends Fund (Series I)	ING VP MagnaCap Portfolio (Class I)
Alger American Growth Portfolio (Class O)	ING VP MidCap Opportunities Portfolio (Class I)
Alger American Leveraged AllCap Portfolio (Class O)	Janus Aspen International Growth Portfolio (Institutional Shares)
Alger American MidCap Growth Portfolio (Class O)
ING International Portfolio (Class S)	Premier VIT OpCap Equity Portfolio
ING MFS Mid Cap Growth Portfolio (Class S)	Premier VIT OpCap Global Equity Portfolio
ING Marsico Growth Portfolio (Class S)	Premier VIT OpCap Managed Portfolio
ING T. Rowe Price Equity Income Portfolio (Class S)	Premier VIT OpCap Small Cap Portfolio
ING Van Kampen Real Estate Portfolio (Class I)	Pioneer Mid Cap Value VCT Portfolio (Class I)
ING PIMCO Total Return Portfolio (Service Class)	Pioneer Small Cap Value VCT Portfolio (Class I)
ING Salomon Brothers Aggressive Growth Portfolio (Service Class)	Putnam VT Growth and Income Fund (Class IA)
Putnam VT New Opportunities Fund (Class IA)
ING VP Disciplined LargeCap Portfolio (Class I)	Putnam VT Small Cap Value Fund (Class IA)
ING VP International Value Portfolio (Class I)	Putnam VT Voyager Fund (Class IA)

Effective April 29, 2005, these funds were closed to new policy owners, and going forward, only existing policy owners with policies dated before that date are allowed to allocate policy values to these funds.

More information about these funds is contained in the tables below.

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Fund Expense Table.[1] The following table shows the investment advisory fees and other expenses charged annually by each fund. Fund fees are one of the factors that impact the value of a fund share. To learn about additional factors, please see the fund prospectuses. The following figures are a percentage of the average net assets of each fund as of December 31, 2004.

Fund Name	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Gross Annual Fund Expenses	Fees and Expenses Waived or Reimbursed	Total Net Annual Fund Expenses
AIM V.I. Dent Demographic Trends Fund (Series I) *, 2, 3	0.77%	--	0.37%	1.14%	0.08%	1.06%
Alger American Growth Portfolio (Class O)	0.75%	--	0.10%	0.85%	--	0.85%
Alger American Leveraged AllCap Portfolio (Class O)	0.85%	--	0.12%	0.97%	--	0.97%
Alger American MidCap Growth Portfolio (Class O)	0.80%	--	0.12%	0.92%	--	0.92%
ING International Portfolio (Class S) [4]	1.00%	--	0.26%	1.26%	--	1.26%
ING MFS Mid Cap Growth Portfolio (Class S) [4,5,6]	0.64%	--	0.25%	0.89%	--	0.89%
ING Marsico Growth Portfolio (Class S) [4,5]	0.77%	--	0.26%	1.03%	--	1.03%
ING T. Rowe Price Equity Income Portfolio (Class S) [4,5]	0.66%	--	0.26%	0.92%	--	0.92%
ING Van Kampen Real Estate Portfolio (Class I) [7]	0.66%	--	0.01%	0.67%	--	0.67%
ING PIMCO Total Return Portfolio (Service Class) [8]	0.50%	--	0.60%	1.10%	--	1.10%
ING Salomon Brothers Aggressive Growth Portfolio (Service Class) [8]	0.70%	--	0.37%	1.07%	--	1.07%
ING VP Disciplined LargeCap Portfolio (Class I) 9, 10	0.75%	--	0.23%	0.98%	0.08%	0.90%
ING VP International Value Portfolio (Class I) [9,10]	1.00%	--	0.22%	1.22%	0.22%	1.00%
ING VP MagnaCap Portfolio (Class I) [9,10]	0.75%	--	0.29%	1.04%	0.14%	0.90%
ING VP MidCap Opportunities Portfolio (Class I) [9,10]	0.75%	--	0.21%	0.96%	0.02%	0.94%
Janus Aspen International Growth Portfolio (Institutional Shares) [11]	0.64%	--	0.04%	0.68%	--	0.68%
OpCap Equity Portfolio [12]	0.80%	--	0.23%	1.03%	0.02%	1.01%
OpCap Global Equity Portfolio [12]	0.80%	--	0.46%	1.26%	--	1.26%
OpCap Managed Portfolio [12]	0.80%	--	0.12%	0.92%	--	0.92%
OpCap Small Cap Portfolio [12]	0.80%	--	0.11%	0.91%	--	0.91%
Pioneer Mid Cap Value VCT Portfolio (Class I)	0.65%	--	0.07%	0.72%	--	0.72%
Pioneer Small Cap Value VCT Portfolio (Class I) [13]	0.75%	--	0.78%	1.53%	0.28%	1.25%

135425	Page 2 of 6	April 2005

Fund Name	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Gross Annual Fund Expenses	Fees and Expenses Waived or Reimbursed	Total Net Annual Fund Expenses
Putnam VT Growth and Income Fund (Class IA)	0.48%	N/A	0.06%	0.54%	--	0.54%
Putnam VT New Opportunities Fund (Class IA)	0.60%	N/A	0.09%	0.69%	--	0.69%
Putnam VT Small Cap Value Fund (Class IA)	0.77%	N/A	0.10%	0.87%	--	0.87%
Putnam VT Voyager Fund (Class IA)	0.56%	N/A	0.08%	0.64%	--	0.64%
*

On or about July 1, 2005, the AIM V.I. Dent Demographic Trends Fund (Series I Shares) will be renamed AIM V.I. Demographic Trends Fund (Series I Shares). All references to AIM V.I. Dent Demographic Trends Fund (Series I Shares) will be replaced with AIM V.I. Demographic Trends Fund (Series I Shares).

1	The company or its U.S. affiliates receives varying levels of revenue from each of the funds available through the policy. See Fund Fees and Expenses for additional information.

2

The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items as discussed in the fund's prospectus) of Series I shares to 1.30% of average daily net assets for each series portfolio of AIM Variable Insurance Funds. The expense limitation agreements are in effect through April 30, 2006. Please refer to the fund's prospectus for more detailed information.

3

Effective January 1, 2005 through December 31, 2009, the Fund's advisor has contractually agreed to waive a portion of its advisory fees. The fee waiver reflects this agreement. (See "Fund Management-Advisor Compensation" in the Fund's prospectus.)

4

The amounts shown are estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets based on each Portfolio's actual operating expenses for Class S shares for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which Directed Services, Inc. (DSI) as adviser to each Portfolio, has agreed for each Portfolio for the current fiscal year. Other Expenses for each Portfolio include a Shareholder Services fee of 0.25%. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolios. The Portfolios would also bear any extraordinary expenses.

5

A portion of the brokerage commissions that the ING MFS Mid Cap Growth, ING Marsico Growth and ING T. Rowe Price Equity Income Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions and the MFS Voluntary Management fee waiver the Total Annual Fund Operating Expenses for each Portfolio for the year ended December 31, 2004 would have been 0.87%, 1.00% and 0.91%, respectively. This arrangement may be discontinued at any time.

6

Directed Services, Inc. (DSI) has voluntarily agreed to waive a portion of its management fee for ING MFS Mid Cap Growth Portfolio. Including this waiver, the Net Annual Fund Operating Expenses for the Portfolio for the year ended December 31, 2004, would have been 0.87%. This arrangement may be discontinued by DSI at any time.

7

The amounts shown are estimated operating expenses for Class I shares of the Portfolio as a ratio of expenses to average daily net assets. These estimates are based on the Portfolio's actual operating expenses for Class I shares for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which DSI, as adviser to the Portfolio, has agreed for the Portfolio for the current fiscal year. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolio would also bear any extraordinary expenses.

8	Other Expenses include a Shareholder Services fee of 0.25%.

9

The amounts shown are the estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC, the investment adviser to each Portfolio, has agreed for each Portfolio for the current fiscal year.

135425	Page 3 of 6	April 2005

10

ING Funds Services, LLC receives an annual administration fee (included in Other Expenses) equal to 0.10% of each Portfolio's average daily net assets. ING Investments, LLC has entered into a written expense limitation agreement with ING Variable Products Trust under which it will limit expenses of the Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by ING Investments, LLC is shown under the heading Fees and Expenses Waived or Reimbursed. For each Portfolio, the expense limits will continue through at least May 1, 2006. For further information regarding the expense limitation agreements, see the Fund's prospectus.

11

All of the fees and expense shown were determined based on net assets as of the fiscal year ended December 31, 2004, restated to reflect reductions in the Portfolios' management fees effective July 1, 2004. All expenses are shown without the effect of expense offset arrangements.

12

Management (Advisory) Fees reflect effective management fees before taking into effect any fee waiver. Other Expenses are shown before expense offsets afforded the Portfolios. Total Annual Fund Operating Expenses for the Equity, Managed and Small Cap Portfolios are contractually limited by OpCap Advisors so that their respective annualized operating expenses (net of any expense offset by earnings credits from the custodian bank) do not exceed 1.00% of average daily net assets. Total Annual Fund Operating Expenses for the Global Equity Portfolio (net of any expense offset by earnings credit from the custodian bank) are contractually limited to 1.25% of average daily net assets. This agreement will be in effect through at least December 31, 2015. Inclusive of custody expenses offset by custody credits earned on cash balances at the custodian bank.

13

The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2006 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.25% of the average daily net assets attributable to Class I shares.

Fund Investment Advisers and Investment Objectives. The following information lists the investment advisers and subadvisers and information regarding the investment objectives of the funds referenced above. More detailed information about these funds can be found in the current prospectus and Statement of Additional Information for each fund.

There is no assurance that the stated objectives and policies of any of the funds will be achieved. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the 1940 Act.

Fund Name	Investment Adviser/ Subadviser	Investment Objective
AIM V.I. Dent Demographic Trends Fund (Series I)	Investment Adviser: * A I M Advisors, Inc. Subadviser: H.S. Dent Advisors, Inc.	Seeks long-term growth of capital.
Alger American Growth Portfolio (Class O)	Investment Adviser: Fred Alger Management, Inc.	Seeks long-term capital appreciation.
Alger American Leveraged AllCap Portfolio (Class O)	Investment Adviser: Fred Alger Management, Inc.	Seeks long-term capital appreciation.
Alger American MidCap Growth Portfolio (Class O)	Investment Adviser: Fred Alger Management, Inc.	Seeks long-term capital appreciation.
ING International Portfolio (Class S)	Investment Adviser: Directed Services, Inc. Subadviser: ING Investment Management Co.	Seeks long-term growth of capital.

135425	Page 4 of 6	April 2005

Fund Name	Investment Adviser/ Subadviser	Investment Objective
ING MFS Mid Cap Growth Portfolio (Class S)	Investment Adviser: Directed Services, Inc. Subadviser: Massachusetts Financial Services Company	Seeks long-term growth of capital.
ING Marsico Growth (Class S)	Investment Adviser: Directed Services, Inc. Subadviser: Marsico Capital Management, LLC	Seeks capital appreciation.
ING T. Rowe Price Equity Income Portfolio (Class S)	Investment Adviser: Directed Services, Inc. Subadviser: T. Rowe Price Associates, Inc.	Seeks substantial dividend income as well as long-term growth of capital.
ING Van Kampen Real Estate Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Morgan Stanley Investment Management, In. (d/b/a Van Kampen)	A nondiversified portfolio that seeks capital appreciation and secondarily seeks current income.
ING PIMCO Total Return Portfolio (Service Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: Pacific Investment Management Company LLC	Seeks maximum total return, consistent with capital preservation and prudent investment management.
ING Salomon Brothers Aggressive Growth Portfolio (Service Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: Salomon Brothers Asset Management Inc.	Seeks long-term growth of capital.
ING VP Disciplined LargeCap Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks capital appreciation.
ING VP International Value Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks capital appreciation.
ING VP MagnaCap Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks growth of capital, with dividend income as a secondary consideration.
ING VP MidCap Opportunities Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks long-term capital appreciation.
Janus Aspen International Growth Portfolio (Institutional Shares)	Investment Adviser: Janus Capital	Seeks long-term growth of capital.

135425	Page 5 of 6	April 2005

Fund Name	Investment Adviser/ Subadviser	Investment Objective
OpCap Equity Portfolio	Investment Adviser: OpCap Advisors LLC Subadviser: Oppenheimer Capital LLC	Seeks long term capital appreciation.
OpCap Global Equity Portfolio	Investment Adviser: OpCap Advisors LLC Subadviser: Oppenheimer Capital LLC	Seeks long term capital appreciation.
Op Cap Managed Portfolio	Investment Adviser: OpCap Advisors LLC Subadviser: Pacific Investment Management Company LLC/Oppenheimer Capital LLC	Seeks growth of capital over time.
OpCap Small Cap Portfolio	Investment Adviser: OpCap Advisors LLC Subadviser: Oppenheimer Capital LLC	Seeks capital appreciation.
Pioneer Mid Cap Value VCT Portfolio (Class I)	Investment Adviser: Pioneer Investment Management, Inc.	Seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.
Pioneer Small Cap Value VCT Portfolio (Class I)	Investment Adviser: Pioneer Investment Management, Inc.	Seeks capital growth by investing in a diversified portfolio of securities consisting primarily of equity securities of small companies.
Putnam VT Growth and Income Fund (Class IA)	Investment Adviser: Putnam Investment Management, LLC	Seeks capital growth and current income.
Putnam VT New Opportunities Fund (Class IA)	Investment Adviser: Putnam Investment Management, LLC	Seeks long-term capital appreciation.
Putnam VT Small Cap Value Fund (Class IA)	Investment Adviser: Putnam Investment Management, LLC	Seeks capital appreciation.
Putnam VT Voyager Fund (Class IA)	Investment Adviser: Putnam Investment Management, LLC	Seeks capital appreciation..

*

Effective July 1, 2005, H.S. Dent Advisors, Inc. will no longer serve as subadviser to the AIM V.I. Dent Demographic Tends Fund and the reference to H.S. Dent Advisors, Inc. as the portfolio's subadviser will be deleted.

135425	Page 6 of 6	April 2005
SELECTHLIFE II A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY issued by ReliaStar Life Insurance Company and its SelectHLife Variable Account

The Policy	Fund Managers
Is issued by ReliaStar Life Insurance Company.	Funds managed by the following investment managers are available through the policy:
Is returnable by you during the free look period if you are not satisfied.
Premium Payments	AIM Capital Management, Inc.
Are flexible, so the premium amount and frequency may vary.	Alliance Capital Management LP
Are allocated to the variable account and the fixed account, based on your instructions.	American Century Investment Management, Inc.
Are subject to specified fees and charges.	BAMCO, Inc.
The Policy Value	Baring International Investment Limited
Is the sum of your holdings in the fixed account, the variable account and the loan account.	Capital Research and Management Company
Has no guaranteed minimum value under the variable account. The value varies with the value of the subaccounts you select.	Evergreen Investment Management Company, LLC
Has a minimum guaranteed rate of return for amounts in the fixed account.	Fidelity Management & Research Company
Is subject to specified fees and charges, including possible surrender charges.
ING Investment Management Co.
Death Benefit Proceeds	J.P. Morgan Investment Management, Inc.
Are paid if your policy is in force when the insured person dies.	Julius Baer Investment Management, LLC
Are calculated under your choice of options:	Legg Mason Funds Management, Inc.
Option 1 - the base death benefit is the greater of the amount of insurance coverage you have selected or your policy value multiplied by the appropriate factor described in Appendix A; or	Marsico Capital Management, LLC
Massachusetts Financial Services Company

  Option 2 - the base death benefit is the greater of the amount of insurance coverage you have selected plus the policy value or your policy value multiplied by the appropriate factor described in Appendix A.
Mercury Advisors
Morgan Stanley Investment Management, Inc. (d/b/a/ Van Kampen)
Neuberger Berman Management, Inc.
Are equal to the base death benefit plus any rider benefits minus any outstanding policy loans, accrued loan interest and unpaid fees and charges.	OppenheimerFunds, Inc.
Pacific Investment Management Company LLC
Are generally not subject to federal income tax if your policy continues to meet the federal income tax definition of life insurance.	Pioneer Investment Management, Inc.
Salomon Brothers Asset Management Inc.
T. Rowe Price Associates, Inc.
UBS Global Asset Management (Americas) Inc.
This prospectus describes what you should know before purchasing the SelectHLife II variable universal life insurance policy. Please read it carefully and keep it for future reference.

  Neither the Securities and Exchange Commission ("SEC") nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

  The policy described in this prospectus is not a deposit with, obligation of or guaranteed or endorsed by any bank, nor is it insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

The date of this prospectus is April 29, 2005.

TABLE OF CONTENTS
	Page		Page
POLICY SUMMARY .............................	3	Termination of Coverage ................................	51
The Policy's Features and Benefits ...............	3	TAX CONSIDERATIONS ............................	52
Factors You Should Consider Before		Tax Status of the Company ..............................	53
Purchasing a Policy ............................	6	Tax Status of the Policy .................................	53
Fees and Charges ....................................	8	Diversification and Investor Control Requirements .	54
THE COMPANY, THE FIXED ACCOUNT		Tax Treatment of Policy Death Benefits ..............	54
AND THE VARIABLE ACCOUNT ......	20	Distributions Other than Death Benefits ...............	54
ReliaStar Life Insurance Company ...............	20	Other Tax Matters ........................................	56
The Investment Options ............................	20	ADDITIONAL INFORMATION ....................	59
DETAILED INFORMATION ABOUT THE		General Policy Provisions ...............................	59
POLICY ........................................	23	Distribution of the Policies	66
Purchasing a Policy .................................	23	Trading - Industry Developments ......................	67
Fees and Charges ....................................	27	Legal Proceedings ........................................	68
Death Benefits .......................................	33	Financial Statements .....................................	68
Additional Insurance Benefits .....................	38	APPENDIX A ............................................	A-1
Policy Value ..........................................	42	APPENDIX B ..........................................................	B-1
Special Features and Benefits .....................	49	MORE INFORMATION IS AVAILABLE ........	Back Cover

TERMS TO UNDERSTAND
The following is a list of some of the key defined terms and the page number on which each is defined:
Term	Page Where Defined	Term	Page Where Defined
Age ...........................................	23	Policy Value .................................	1
Fixed Account ...............................	4	Preferred Loans ..............................	56
Fixed Account Value ........................	20	Segment or Coverage Segment................	34
Loan Account ................................	44	Surrender Value .............................	4
Loan Account Value ........................	44	Valuation Date ..............................	43
Monthly Processing Date ..................	29	Variable Account ...........................	4
Net Premium .................................	3	Variable Account Value ....................	42
Policy Date ...................................	23

  "ReliaStar," "we," "us," "our" and the "company" refer to ReliaStar Life Insurance Company. "You" and "your" refer to the policy owner. The owner is the individual, entity, partnership, representative or party who may exercise all rights over the policy and receive the policy benefits during the insured person's lifetime.

  State Variations - State variations are covered in a special policy form used in that state. This prospectus provides a general description of the policy. Your actual policy and any riders are the controlling documents. If you would like to review a copy of the policy and riders, contact our customer service center or your agent/registered representative.

You may contact us about the policy at our:	Customer Service Center P.O. Box 5011 2001 21st Avenue NW Minot, North Dakota 58703 1-877-886-5050 www.ingservicecenter.com

2 - SelectHLife II

POLICY SUMMARY

  This summary highlights the features and benefits of the policy, the risks that you should consider before purchasing a policy and the fees and charges associated with the policy and its benefits. More detailed information is included in the other sections of this prospectus which should be read carefully before you purchase the policy.

The Policy's Features and Benefits
Premium Payments See Premium Payments, page 24.	You choose when to pay and how much to pay, but you cannot pay additional premiums after age 95 and we may refuse to accept any premium less than $25.
You will need to pay sufficient premiums to keep the policy in force. Failure to pay sufficient premiums may cause your policy to lapse.
We may refuse any premium that would disqualify your policy as life insurance under Section 7702 of the Internal Revenue Code.
We deduct a premium expense charge from each premium payment and credit the remaining premium (the "net premium") to the variable account or the fixed account according to your instructions.
Free Look Period See Free Look Period, page 26.	During the free look period, you have the right to examine your policy and return it for a refund if you are not satisfied for any reason.
The free look refund is generally equal to the sum of all premiums you have paid, although certain states may require the refund of a different amount.

    The free look period is generally 20 days from the receipt of the policy or 45 days after you applied for the policy. Certain states may allow a different free look period. The length of the free look period and the free look refund that applies in your state will be stated in your policy.

Temporary Insurance See Temporary Insurance, page 26.	If you apply and qualify, we may issue temporary insurance equal to the amount of insurance for which you applied.
The maximum amount of temporary insurance is $4.5 million, which includes other in-force coverage you have with us.
Temporary insurance may not be available in all states.
Death Benefits See Death Benefits, page 33.	Death benefits are paid if your policy is in force when the insured person dies.
Until age 95, the amount of the death benefit will depend on which death benefit option is in effect when the insured person dies.
You may choose between one of two death benefit options:
Option 1 - the base death benefit is the greater of the amount of insurance coverage you have selected or your policy value multiplied by the appropriate factor described in Appendix A; or

    Option 2 - the base death benefit is the greater of the amount of insurance coverage you have selected plus your policy value or your policy value multiplied by the appropriate factor described in Appendix A.

At age 95, the surrender value will be automatically applied to purchase paid-up life insurance. See Paid-Up Life Insurance, page 50.
We will reduce the death benefit proceeds payable under any death benefit option by any outstanding policy loans, accrued loan interest and unpaid fees and charges.
The death benefit is generally not subject to federal income tax if your policy continues to meet the federal income tax definition of life insurance.

SelectHLife II - 3

Death Benefit Guarantee See Death Benefit Guarantee, page 37.

    Generally, your policy will not lapse as long as your policy value minus any surrender charge, loan amount and unpaid fees and charges (the "surrender value") is enough to cover the periodic fees and charges, when due.

However, the policy has a Death Benefit Guarantee which provides that the policy will not lapse even if the surrender value is not enough to pay the periodic fees and charges, when due:

    The Death Benefit Guarantee is standard on every policy. This guarantee lasts until the insured person reaches age 65 or for five policy years, if longer. Under this guarantee your policy will not lapse provided your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of minimum premium payments to the next monthly processing date. There is no charge for this guarantee.

Rider Benefits See Additional Insurance Benefits, page 38.	Your policy may include additional insurance benefits, attached by rider. There are two types of rider benefits:
Optional rider benefits that you must select before they are effective; and
Rider benefits that automatically come with your policy.
In many cases, we deduct an additional monthly charge for these benefits.
Not all riders may be available under your policy.
Investment Options See The Investment Options, page 20.	You may allocate your net premiums to the SelectHLife Variable Account (the "variable account") and our fixed account.

    The variable account is one of our separate accounts and consists of subaccounts which invest in corresponding funds. When you allocate premiums to a subaccount, we invest any net premiums in shares of the corresponding fund.

Your variable account value will vary with the investment performance of the funds and the charges we deduct from your variable account value.
The fixed account is part of our general account and consists of all of our assets other than those in our separate accounts (including the variable account) and loan account.

    We credit interest on amounts allocated to the fixed account. The guaranteed minimum interest rate we credit is 3.00% per year (4.00% per year for policies with policy dates prior to February 17, 2004).

We may, in our sole discretion, credit interest in excess of the guaranteed minimum interest rate.
The fixed account is not available under policies issued in New Jersey.
Transfers See Transfers, page 46.

    You currently may make an unlimited number of transfers between the subaccounts and to the fixed account each policy year. We reserve the right, however, to limit you to four transfers each policy year, and transfers are subject to any other limits, conditions and restrictions that we or the funds whose shares are involved may impose.

There are certain restrictions on transfers from the fixed account.
We currently do not charge for transfers. We reserve the right, however, to charge up to $25 for each transfer.
Asset Allocation Programs See Dollar Cost Averaging, page 47. See Automatic Rebalancing, page 47.

    Dollar cost averaging is a systematic program of transferring policy values to selected investment options. It is intended to help reduce the risk of investing too much when the price of a fund's shares is high. It also helps to reduce the risk of investing too little when the price of a fund's shares is low.

    Automatic rebalancing is a systematic program through which your variable and fixed account values are periodically reallocated among your selected investment options to maintain the allocation percentages you have chosen.

You cannot participate in the automatic rebalancing and dollar cost averaging programs at the same time.
There is currently no charge to participate in the dollar cost averaging or automatic rebalancing programs, although we reserve the right to assess a charge in the future.
Neither of these asset allocation programs assures a profit nor do they protect you against a loss in a declining market.
4 - SelectHLife II

Loans See Loans, page 44.	You may take loans against your policy's surrender value. We reserve the right to limit borrowing during the first policy year.
Generally, a loan must be at least $500 and may not exceed 90% (75% for policies issued before February 17, 2004) of your surrender value.
When you take a loan from your policy we transfer an amount equal to your loan to the loan account as collateral for your loan. The loan account is part of our general account.

    We credit amounts held in the loan account with interest. For policies with policy dates on or after February 17, 2004, we credit interest at a current annual rate of 3.00% (guaranteed not to be less than 3.00%). For policies with policy dates prior to February 17, 2004, the current annual interest rate is 5.50% (guaranteed not to be less than 4.00%).

We also charge interest on loans. Interest is payable in advance and accrues daily at an annual rate of 4.76% (7.40% for policies with policy dates prior to February 17, 2004).

    After the tenth policy year, preferred loans are available. For preferred loans interest is payable in advance at an annual rate currently equal to 2.91% (5.21% for policies with policy dates prior to February 17, 2004) on the portion of your loan account that is not in excess of the policy value, minus the total of all premiums paid net of all partial withdrawals.

Loans reduce your policy's death benefit and may cause your policy to lapse.
Loans may have tax consequences, and you should consult with a qualified tax adviser before taking a loan from your policy.
Partial Withdrawals See Partial Withdrawals, page 49.	After the first policy year, you may withdraw part of your policy's surrender value.

    We currently allow only one partial withdrawal each policy year. For policies with policy dates on or after February 17, 2004, 12 partial withdrawals are allowed each policy year after the tenth policy year.

A partial withdrawal must be at least $500.
In policy years two through 15 you may not withdraw more than 20% of your surrender value.
We currently charge $10 for each partial withdrawal, but we reserve the right to charge up to $25 for each partial withdrawal.
Partial withdrawals reduce your policy's base death benefit and your policy value.
Partial withdrawals may also have tax consequences, and you should consult with a qualified tax adviser before taking a partial withdrawal from your policy.
Surrenders See Surrender, page 51.	You may surrender your policy for its surrender value at any time before the death of the insured person.
The surrender value of a policy is equal to the policy value minus any surrender charge, loan amount and unpaid fees and charges.

    Surrender charges apply for 15 years from the issue date of your policy and for 15 years after each increase in your insurance coverage. Surrender charges are level for the first five years and then decrease uniformly each month to zero at the end of the fifteenth year. The surrender charge is comprised of two charges - the contingent deferred administrative charge and the contingent deferred sales charge. If you surrender your policy during the first two years or during the first two years following an increase in your insurance coverage, we may refund a portion of the contingent deferred sales charge. This refund is referred to as the sales charge refund.

    The initial surrender charge rates vary by gender, risk class and age at issue. Surrender charge rates for increases in your insurance coverage vary by gender, risk class and age at the time of the increase.

The surrender charge is neither assessed upon nor reduced because of a requested decrease in your insurance coverage.
If the surrender charge exceeds the available policy value minus the loan amount and unpaid fees and charges, there will be no proceeds paid to you on surrender.

SelectHLife II - 5

Surrenders (Continued)	All insurance coverage ends on the date we receive your surrender request.
If you surrender your policy, it cannot be reinstated.
Surrendering the policy may have tax consequences, and you should consult with a qualified tax adviser before surrendering your policy.
Reinstatement See Reinstatement, page 52.	Reinstatement means putting a lapsed policy back in force.
You may reinstate your policy and riders within five years of its lapse if you did not surrender your policy, you still own the policy and the insured person is still insurable.
You will need to pay the required reinstatement premium.
A lapsed Death Benefit Guarantee cannot, unless otherwise allowed under state law, be reinstated after the fifth policy year.
A policy that is reinstated more than 90 days after lapsing may be considered a modified endowment contract for tax purposes.
Reinstating your policy may have tax consequences, and you should consult with a qualified tax adviser before reinstating your policy.
Factors You Should Consider Before Purchasing a Policy

  The decision to purchase a policy should be discussed with your agent/registered representative. Make sure you understand the policy's investment options, its other features and benefits, its risks and the fees and charges you will incur. Consider, among others, the following matters.

Life Insurance Coverage	The policy is not a short-term investment and should be purchased only if you need life insurance coverage. Evaluate your need for life insurance coverage before purchasing a policy.
You should purchase a policy only if you intend and have the financial capability to keep the policy in force for a substantial period of time.
Fees and Charges See Fees and Charges, page 27.

    In the early policy years the surrender charge usually exceeds the policy value because the surrender charge is usually more than the cumulative minimum monthly premiums minus policy fees and charges. Therefore, you should purchase a policy only if you intend and have the financial capability to keep the policy in force for a substantial period of time.

A policy's fees and charges reflect the costs associated with its features and benefits, the services we render, the expenses we expect to incur and the risks we assume under the policy.

    We believe the policy's fees and charges, in the aggregate, are reasonable, but before purchasing a policy you should compare the value that these various features, benefits and services have to you, given your particular circumstances, with the fees and charges associated with those features, benefits and services.

Lapse See Lapse, page 51.	Your policy will not lapse and your insurance coverage under the policy will continue if on any monthly processing date:
The Death Benefit Guarantee is in effect; or
Your surrender value is enough to pay the periodic fees and charges when due.
If you do not meet these conditions, we will send you notice and give you a 61 day grace period to make a sufficient premium payment.
If you do not make a sufficient premium payment by the end of the 61 day grace period, your life insurance coverage will terminate and your policy will lapse.
Investment Risk See The Variable Account, page 21.	You should evaluate the policy's long-term investment potential and risks before purchasing a policy.
For amounts you allocate to the subaccounts of the variable account:
Your values will fluctuate with the markets, interest rates and the performance of the underlying funds;

6 - SelectHLife II

Investment Risk (Continued)	You assume the risk that your values may decline or not perform to your expectations;
Your policy could lapse without value or you may be required to pay additional premium because of poor fund performance;
Each fund has various investment risks, and some funds are riskier than others;
There is no assurance that any of the funds will achieve its stated investment objective; and
You should read each fund's prospectus and understand the risks associated with the fund before allocating your premiums to its corresponding subaccount.
For amounts you allocate to the fixed account:
Interest rates we declare will change over time; and
You assume the risk that interest rates may decline, although never below the guaranteed minimum interest rate of 3.00% (4.00% per year for policies with policy dates prior to February 17, 2004).
Exchanges See Purchasing a Policy, page 23.	Replacing your existing life insurance policy(ies) with the policy described in this prospectus may not be beneficial to you.
Before purchasing a policy, determine whether your existing policy(ies) will be subject to fees or penalties upon surrender or cancellation.
Also compare the fees, charges, coverage provisions and limitations, if any, of your existing policy(ies) with those of the policy described in this prospectus.
Taxation See TAX CONSIDERATIONS, page 52.

    Under current federal income tax law, death benefits of life insurance policies generally are not subject to income tax. In order for this treatment to apply, the policy must qualify as a life insurance contract. We believe it is reasonable to conclude that the policy will qualify as a life insurance contract.

    Assuming the policy qualifies as a life insurance contract under current federal income tax law, your policy earnings are generally not subject to income tax as long as they remain within your policy. However depending on circumstances, the following events may have tax consequences for you:

Reduction in the amount of your insurance coverage;
Partial withdrawals;
Loans;
Surrender;
Lapse; and
Reinstatement.

    In addition, if your policy is a modified endowment contract, a partial withdrawal, surrender or a loan against or secured by the policy will cause income taxation to the extent of any gain in the policy. A penalty tax may be imposed on a distribution from a modified endowment contract as well.

    There is always the possibility that the tax treatment of the policy could be changed by legislation or otherwise. You should consult a qualified tax adviser with respect to legislative developments and their effect on the policy.

Consult with a qualified legal or tax adviser before you purchase a policy.
Sales Compensation See Distribution of the Policies, page 66.	We pay compensation to broker/dealers who sell the policy.
Broker/dealers may be able to choose to receive compensation under various payment options, but their choice will not affect the fees and charges you will pay for the policy.

    We generally pay more compensation for base insurance coverage than for coverage under the Term Insurance Rider. Discuss with your agent/registered representative the right blend of base coverage and Term Insurance Rider coverage for you.

Other Products	We and our affiliates offer other insurance products which may have different features, benefits, fees and charges. These other products may better match your needs.
Contact your agent/registered representative if you would like information about these other products.
SelectHLife II - 7
Fees and Charges
The following tables describe the fees and charges you will pay when buying, owning and surrendering the policy.

  Transaction Fees and Charges The following table describes the fees and charges you will pay at the time you buy the policy, make a partial withdrawal, surrender the policy, transfer your policy value between investment options or make other transactions. See Transaction Fees and Charges, page 27.

Charge	When Deducted	Amount Deducted
Premium Expense Charge	Deducted when you make a premium payment.	5.00% of each premium payment (a 2.50% sales charge and a 2.50% premium tax charge).
Premium Processing Charge	Deducted when you make a premium payment.	$2 - maximum.
$0 - current.
Partial Withdrawal Fee	Deducted when you take a partial withdrawal.	$25 - maximum.
$10 - current.
Surrender Charge[1]	Deducted when you surrender or lapse your policy during the first 15 policy years (or 15 years from an increase in your insurance coverage).	Contingent Deferred Administrative Charge -
$5.00 per $1,000 of insurance coverage.
Contingent Deferred Sales Charge -
Maximum rates - $46.40 per $1,000 of insurance coverage.
Minimum rates - $1 per $1,000 of insurance coverage.
Rates for a representative insured person - $23 per $1,000 of insurance coverage. The representative insured person is a male, age 45 in the preferred nonsmoker risk class.
Transfer Charge	Deducted each time you make a transfer between investment options.	$25 - maximum.
$0 - current.
Excess Illustration Fee	Deducted each time you request an illustration after the first each policy year.	$50 - maximum.
$0 - current.
Excess Annual Policy Report Fee	Deducted each time you request an annual policy report after the first each policy year.	$50 - maximum.
$0 - current.
Accelerated Death Benefit Rider Charge	On the date the acceleration request is processed.	$300 per acceleration request.
[1]

  The rates shown are for the first segment year. The surrender charge rates that apply to you depend on the insured person's gender, age and risk class. The rates for the representative insured person listed above may be more or less than you will pay, and you should contact your agent/registered representative for information about the rates that apply to you. Surrender charge rates remain level for the first five segment years then decrease uniformly each month to zero at the end of the fifteenth segment year.

8 - SelectHLife II

  Periodic Fees and Charges The following tables describes the fees and charges you will pay each month on the monthly processing date, not including fund fees and expenses. See Periodic Fees and Charges, page 29; and Loan Interest, page 45.

For policies with policy dates prior to February 17, 2004
Charge	When Deducted	Amount Deducted
Cost of Insurance Charge[2]	On the monthly processing date.	Maximum Rates per $1,000 of insurance coverage -
$11.26 - guaranteed.
$6.97 - current.
Minimum Rates per $1,000 of insurance coverage -
$0.06 - guaranteed and current.
Rates for a representative insured person per $1,000 of insurance coverage -
$0.29 - guaranteed.
$0.23 - current.
The representative insured person is a male, age 45 in the preferred nonsmoker risk class.
Administrative Charge	On the monthly processing date.	$12 - guaranteed.
$8.25 - current.
Mortality & Expense Risk Charge[3]	On the monthly processing date.	0.08% (0.90% annually) of variable account value in policy years 1 - 10, and lower thereafter.
Loan Interest Charge	Payable in advance at the time you take a loan and each policy year thereafter.	7.40% (guaranteed and current) annually of the amount held in the loan account for non-preferred loans.
5.21% (guaranteed and current) annually of the amount held in the loan account for preferred loans.

[2]

  The minimum and maximum rates shown are for an insured person in the standard risk class. All rates shown are for the first policy year. The rates have been rounded to the nearest penny. Consequently, the actual rates are either more or less than these rounded rates. The cost of insurance rates and the monthly amount charges that apply to you depend on the amount of your insurance coverage and the insured person's age at issue and age on the effective date of an increase in your insurance coverage, gender and risk class and the cost of insurance rates generally increase each year after the first segment year. Separate cost of insurance rates apply to each segment of your insurance coverage. A segment or coverage segment is a block of insurance coverage. The rates for the representative insured person listed above may be more or less than you will pay, and you should contact your agent/registered representative for information about the rates that apply to you. The guaranteed maximum cost of insurance rate for an insured person in the substandard risk class is $83.33 per $1,000 of insurance coverage.

[3]	The current monthly mortality and expense risk charge rate is rounded to the nearest one hundredth of one percent. See Mortality and Expense Risk Charge, page 30 for the monthly rate without rounding.

SelectHLife II - 9

Periodic Fees and Charges, continued
For policies with policy dates on or after February 17, 2004
Charge	When Deducted	Amount Deducted
Cost of Insurance Charge[2]	On the monthly processing date.	Maximum Rates per $1,000 of insurance coverage -
$11.26 - guaranteed.
$5.74 - current.
Minimum Rates per $1,000 of insurance coverage -
$0.06 - guaranteed and current.
Rates for a representative insured person per $1,000 of insurance coverage -
$0.29 - guaranteed.
$0.23 - current.
The representative insured person is a male, age 45 in the preferred nonsmoker risk class, with an amount of insurance coverage in effect greater than or equal to $100,000.
Administrative Charge	On the monthly processing date.	$10 (guaranteed and current).
Mortality & Expense Risk Charge[3]	On the monthly processing date.	0.08% (0.90% annually) of variable account value in policy years 1 - 10, and zero thereafter.
Loan Interest Charge	Payable in advance at the time you take a loan and each policy year thereafter.	4.76% (guaranteed and current) annually of the amount held in the loan account for non-preferred loans.
2.91% (guaranteed not to exceed 3.38%) annually of the amount held in the loan account for preferred loans.

[2]

  The minimum and maximum rates shown are for an insured person in the standard risk class. All rates shown are for the first policy year. The rates have been rounded to the nearest penny. Consequently, the actual rates are either more or less than these rounded rates. The cost of insurance rates and the monthly amount charges that apply to you depend on the amount of your insurance coverage and the insured person's age at issue and age on the effective date of an increase in your insurance coverage, gender and risk class and the cost of insurance rates generally increase each year after the first segment year. Separate cost of insurance rates apply to each segment of your insurance coverage. A segment or coverage segment is a block of insurance coverage. The rates for the representative insured person listed above may be more or less than you will pay, and you should contact your agent/registered representative for information about the rates that apply to you. The guaranteed maximum cost of insurance rate for an insured person in the substandard risk class is $83.33 per $1,000 of insurance coverage.

[3]	The current monthly mortality and expense risk charge rate is rounded to the nearest one hundredth of one percent. See Mortality and Expense Risk Charge, page 30 for the monthly rate without rounding.

10 - SelectHLife II

Optional Rider Fees and Charges The following table describes the charges you will pay if you elect any of the optional rider benefits. See Rider Fees and Charges, page 30.
Rider	When Deducted	Amount Deducted
Accidental Death Benefit Rider[4]	On the monthly processing date.	Maximum Rates - $0.17 per $1,000 of rider benefit.
Minimum Rates - $0.07 per $1,000 of rider benefit.
Rates for a representative insured person - $0.07 per $1,000 of rider benefit. The representative insured person is a male, age 45 in the preferred nonsmoker risk class.
Additional Insured Rider[4]	On the monthly processing date.	Maximum Rates - $5.70 per $1,000 of rider benefit.
Minimum Rates - $0.10 per $1,000 of rider benefit.
Rates for a representative additional insured person - $0.16 per $1,000 of rider benefit. The representative additional insured person is a female, age 35 in the nonsmoker risk class.
Children's Insurance Rider	On the monthly processing date.	$0.62 per $1,000 of rider benefit.
Term Insurance Rider[4] (Available only on policies with policy dates on or after February 17, 2004.)	On the monthly processing date to age 95.	Maximum Rates per $1,000 of rider benefit -
$8.66 - guaranteed.
$4.15 - current.
Minimum Rates per $1,000 of rider benefit -
$0.11 - guaranteed.
$0.05 - current.
Rates for a representative insured person per $1,000 of rider benefit -
$0.36 - guaranteed.
$0.12 - current.
The representative insured person is a male, age 45 in the preferred nonsmoker risk class.
Waiver of Monthly Deduction Rider[4]	On the monthly processing date.	Maximum Rates - $0.48 per $1 of the periodic fees and charges due each month.
Minimum Rates - $0.04 per $1 of the periodic fees and charges due each month.
Rates for a representative insured person - $0.08 per $1.00 of the periodic fees and charges due each month. The representative insured person is a male, age 45 in the preferred nonsmoker risk class.

SelectHLife II - 11

Optional Rider Fees and Charges, continued
Rider	When Deducted	Amount Deducted
Waiver of Specified Premium Rider[4]	On the monthly processing date.	Maximum Rates - $0.16 per $1 of the specified amount of premium.
Minimum Rates - $0.03 per $1 of the specified amount of premium.

      Rates for a representative insured person - $0.05 per $1 of the specified

      Rates for a representative insured person - $0.05 per $1 of the specified amount of premium. The representative insured person is a male, age 45 in the preferred nonsmoker risk class.

[4]

  The rates shown are for the first policy year. Some rates have been rounded to the nearest penny, and consequently the actual rates may be either more or less than these rounded rates. The rates for these riders depend on the insured person's age at issue, gender and risk class (where applicable) and generally increase each year after the first policy year. The rates for the representative insured person listed above may be more or less than you will pay, and you should contact your agent/registered representative for information about the rates that apply to you.

  Fund Fees and Expenses The following table shows the minimum and maximum fund fees and expenses that you may pay during the time you own the policy. These may change from year to year. You should review the Fund Expense Table which begins on the following page and the fund prospectuses for details about the fees and charges specific to a particular fund.

Annual Fund Expenses (expenses deducted from fund assets)
	Minimum	Maximum
Total Gross Annual Fund Expenses[5]	0.27%	1.74%
Total Net Annual Fund Expenses[5,6]	0.27%	1.50%

[5]	Total Gross Annual Fund Expenses include management fees, distribution (12b-1) fees and other expenses.
[6]

  The Total Net Annual Fund Expense figures include management fees, distribution (12b-1) fees and other expenses but also take into account contractual arrangements that require reimbursement or waiver of certain fund fees and expenses at least through May 1, 2006. Out of all of the funds available through the policy, 24 have contractual arrangements to reimburse or waive certain fees and expenses through this period. Generally, these arrangements provide that fees and expenses will be reimbursed or waived above a certain level for a specific period of time. See the Fund Expense Table which begins on the following page for more detailed information about these contractual arrangements. The minimum and maximum Total Net Annual Fund Expenses shown take into account all of the available funds, not just those with contractual arrangements.

12 - SelectHLife II

  Fund Expense Table.[1] The following table shows the investment advisory fees and other expenses charged annually by each fund. Fund fees are one of the factors that impact the value of a fund share. To learn about additional factors, please see the fund prospectuses. See also Fund Fees and Expenses, page 32. The following figures are a percentage of the average net assets of each fund as of December 31, 2004.

Fund Name	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Gross Annual Fund Expenses	Fees and Expenses Waived or Reimbursed	Total Net Annual Fund Expenses
American Funds Insurance Series - Growth Fund (Class 2)	0.35%	0.25%	0.01%	0.61%	--	0.61%
American Funds Insurance Series - Growth-Income Fund (Class 2)	0.29%	0.25%	0.02%	0.56%	--	0.56%
American Funds Insurance Series - International Fund (Class 2)	0.54%	0.25%	0.05%	0.84%	--	0.84%
Fidelity® VIP Contrafund® Portfolio (Initial Class)	0.57%	--	0.11%	0.68%	--	0.68%
Fidelity® VIP Equity-Income Portfolio (Initial Class)	0.47%	--	0.11%	0.58%	--	0.58%
Fidelity® VIP Growth Portfolio (Initial Class)	0.58%	--	0.10%	0.68%	--	0.68%
Fidelity® VIP High Income Portfolio (Initial Class)	0.58%	--	0.13%	0.71%	--	0.71%
Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	0.43%	--	0.13%	0.56%	--	0.56%
ING AIM Mid Cap Growth Portfolio (Class S) [2,3]	0.66%	--	0.26%	0.92%	--	0.92%
ING Alliance Mid-Cap Growth Portfolio (Class I) [4,5]	0.77%	--	0.01%	0.78%	--	0.78%
ING Evergreen Health Sciences Portfolio (Class S) 2a	0.75%	--	0.25%	1.00%	--	1.00%
ING Evergreen Omega Portfolio (Class I) 4a	0.60%	--	--	0.60%	--	0.60%
ING FMRSM Earnings Growth Portfolio (Class I) [6,7]	0.62%	--	0.15%	0.77%	0.02%	0.75%
ING Global Resources Portfolio (Class I) [8]	0.66%	--	0.01%	0.67%	--	0.67%
ING JP Morgan Small Cap Equity Portfolio (Class I) [4,5,9]	0.90%	--	--	0.90%	0.03%	0.87%
ING JP Morgan Value Opportunities Portfolio (Class I) [6,7]	0.40%	--	0.15%	0.55%	0.02%	0.53%
ING Julius Baer Foreign Portfolio (Class I) [8]	0.96%	--	--	0.96%	--	0.96%
ING Legg Mason Value Portfolio (Class I) [5,8]	0.80%	--	0.01%	0.81%	--	0.81%
ING Limited Maturity Bond Portfolio (Class S) [2]	0.28%	--	0.25%	0.53%	--	0.53%
ING Liquid Assets Portfolio (Class I) [8]	0.27%	--	0.02%	0.29%	--	0.29%
ING MFS Mid Cap Growth Portfolio (Class I) [5,8,10]	0.64%	--	--	0.64%	--	0.64%
ING MFS Total Return Portfolio (Class I) [5,8]	0.64%	--	--	0.64%	--	0.64%

SelectHLife II - 13

Fund Name	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Gross Annual Fund Expenses	Fees and Expenses Waived or Reimbursed	Total Net Annual Fund Expenses
ING MFS Utilities Portfolio (Class S) [11,12]	0.60%	--	0.40%	1.00%	--	1.00%
ING Marsico Growth Portfolio (Class I) [5,8]	0.77%	--	0.01%	0.78%	--	0.78%
ING Marsico International Opportunities Portfolio (Class I) [6,7]	0.54%	--	0.17%	0.71%	0.03%	0.68%
ING Mercury Focus Value Portfolio (Class I) [8,9]	0.80%	--	--	0.80%	0.05%	0.75%
ING Mercury Large Cap Growth Portfolio (Class S) [2,13]	0.80%	--	0.25%	1.05%	0.05%	1.00%
ING Oppenheimer Main Street Portfolio® (Class I) [5,8]	0.64%	--	--	0.64%	--	0.64%
ING Pioneer Fund Portfolio (Class S) [14]	0.75%	--	0.26%	1.01%	--	1.01%
ING Pioneer Mid Cap Value Portfolio (Class I) [15]	0.75%	--	0.01%	0.76%	--	0.76%
ING Salomon Brothers Investors Portfolio (Class I) [8]	0.74%	--	0.01%	0.75%	--	0.75%
ING Stock Index Portfolio (Class I) [8]	0.27%	--	--	0.27%	--	0.27%
ING T. Rowe Price Capital Appreciation Portfolio (Class I) [5,8]	0.66%	--	0.01%	0.67%	--	0.67%
ING T. Rowe Price Equity Income Portfolio (Class I) [5,8]	0.66%	--	0.01%	0.67%	--	0.67%
ING UBS U.S. Allocation Portfolio (Class S) [2,13]	0.75%	--	0.26%	1.01%	0.02%	0.99%
ING Van Kampen Equity Growth Portfolio (Class I) [8]	0.65%	--	--	0.65%	--	0.65%
ING Van Kampen Growth and Income Portfolio (Class S) [2,3]	0.66%	--	0.26%	0.92%	--	0.92%
ING American Century Large Company Value Portfolio (Initial Class)	0.80%	--	0.20%	1.00%	--	1.00%
ING American Century Select Portfolio (Initial Class) [16]	0.64%	--	0.02%	0.66%	--	0.66%
ING American Century Small Cap Value Portfolio (Initial Class) [17]	1.00%	--	0.40%	1.40%	0.10%	1.30%
ING Baron Small Cap Growth Portfolio (Initial Class) [17]	0.85%	--	0.40%	1.25%	0.05%	1.20%
ING Fundamental Research Portfolio (Initial Class)	0.60%	--	0.20%	0.80%	--	0.80%
ING JP Morgan Mid Cap Value Portfolio (Initial Class)	0.75%	--	0.35%	1.10%	--	1.10%
ING Oppenheimer Global Portfolio (Initial Class) [16]	0.60%	--	0.06%	0.66%	--	0.66%
ING Oppenheimer Strategic Income Portfolio (Service Class) [18]	0.50%	--	0.29%	0.79%	0.04%	0.75%
ING PIMCO Total Return Portfolio (Initial Class)	0.50%	--	0.35%	0.85%	--	0.85%

14 - SelectHLife II

Fund Name	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Gross Annual Fund Expenses	Fees and Expenses Waived or Reimbursed	Total Net Annual Fund Expenses
ING Salomon Brothers Aggressive Growth Portfolio (Initial Class)	0.69%	--	0.13%	0.82%	--	0.82%
ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Initial Class) [16]	0.64%	--	0.02%	0.66%	--	0.66%
ING UBS U.S. Large Cap Equity Portfolio (Initial Class)	0.70%	--	0.15%	0.85%	--	0.85%
ING Van Kampen Comstock Portfolio (Initial Class) [17]	0.60%	--	0.35%	0.95%	0.07%	0.88%
ING Van Kampen Equity and Income Portfolio (Initial Class) [16]	0.55%	--	0.02%	0.57%	--	0.57%
ING VP Intermediate Bond Portfolio (Class I) [19]	0.40%	--	0.08%	0.48%	--	0.48%
ING VP Strategic Allocation Balanced Portfolio (Class I) [19,20]	0.60%	--	0.10%	0.70%	--	0.70%
ING VP Strategic Allocation Growth Portfolio (Class I) [19,20]	0.60%	--	0.10%	0.70%	--	0.70%
ING VP Strategic Allocation Income Portfolio (Class I) [19,20]	0.60%	--	0.10%	0.70%	0.05%	0.65%
ING VP Index Plus LargeCap Portfolio (Class I) [19,20]	0.35%	--	0.09%	0.44%	--	0.44%
ING VP Index Plus MidCap Portfolio (Class I) [19,20]	0.40%	--	0.09%	0.49%	--	0.49%
ING VP Index Plus SmallCap Portfolio (Class I) [19,20]	0.40%	--	0.09%	0.49%	--	0.49%
ING VP High Yield Bond Portfolio (Class I) [21,22]	0.63%	--	0.25%	0.88%	0.07%	0.81%
ING VP Real Estate Portfolio (Class S) [23,24]	0.80%	--	0.70%	1.50%	0.20%	1.30%
ING VP SmallCap Opportunities Portfolio (Class I) [21,22]	0.75%	--	0.19%	0.94%	0.04%	0.90%
Neuberger Berman AMT Growth Portfolio (Class I) [25]	0.85%	--	0.11%	0.96%	--	0.96%
Neuberger Berman AMT Limited Maturity Bond Portfolio (Class I) [25]	0.65%	--	0.08%	0.73%	--	0.73%
Neuberger Berman AMT Socially Responsive Portfolio (Class I) [25,26]	0.85%	--	0.89%	1.74%	0.24%	1.50%
1	The company or its U.S. affiliates receives varying levels of revenue from each of the funds available through the policy. See Fund Fees and Expenses on page 30 for additional information.
2

  The amounts shown are estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets based on each Portfolio's actual operating expenses for Class S shares for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which Directed Services, Inc. (DSI) as adviser to each Portfolio, has agreed for each Portfolio for the current fiscal year. Other Expenses for each Portfolio include a Shareholder Services fee of 0.25%. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolios. The Portfolios would also bear any extraordinary expenses.

2a

  The amounts shown are estimated operating expenses for Class S shares of the Portfolio as a ratio of expenses to average daily net assets. Operating expenses for the Portfolio are based on estimated amounts for the current fiscal year as it had not had a full year of operations as of December 31, 2004. Other Expenses for this Portfolio include a Shareholder Services fee of 0.25%. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolio would also bear any extraordinary expenses.

SelectHLife II - 15

3

  A portion of the brokerage commissions that the ING AIM Mid Cap Growth and ING Van Kampen Growth and Income Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions, the Total Annual Fund Operating Expenses for each Portfolio for the year ended December 31, 2004 would have been 0.87% and 0.90%, respectively. This arrangement may be discontinued at any time.

4

  The amounts shown are estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. Because the Class I shares for these Portfolios had not commenced operations as of December 31, 2004, expenses are based on each Portfolio's actual operating expenses for Class S shares, as adjusted for contractual changes, if any, and fee waivers to which Directed Services, Inc. (DSI), as adviser to each Portfolio, has agreed. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolios would also bear any extraordinary expenses.

4a

  The amounts shown are estimated operating expenses for Class I shares of the Portfolio as a ratio of expenses to average daily net assets. Operating expenses for this Portfolio are based on estimated amounts as Class I shares had not commenced operations as of December 31, 2004 and Class S shares had not had a full year of operations as of December 31, 2004. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolio would also bear any extraordinary expenses.

5

  A portion of the brokerage commissions that the ING Alliance Mid Cap Growth, ING JP Morgan Small Cap Equity, ING Legg Mason Value, ING MFS Mid Cap Growth, ING MFS Total Return, ING Marsico Growth, ING Oppenheimer Main Street, ING T. Rowe Price Capital Appreciation, ING T. Rowe Price Equity Income Portfolios pay is used to reduce each Portfolio's expenses. Including those reductions and the MFS Voluntary Management fee waiver, the Total Annual Fund Operating Expenses for each Portfolio for the year ended December 31, 2004 would have been 0.74%, 0.87%, 0.81%, 0.62%, 0.63%, 0.75%, 0.60%, 0.65%, and 0.66%, respectively. This arrangement may be discontinued at any time.

6

  The amounts shown are estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. Operating expenses for these Portfolios are estimated as they had not commenced operations as of December 31, 2004. Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of average daily net assets for each Portfolio. Other Expenses for each Portfolio are estimated because it did not have a full calendar year of operations as of December 31, 2004 (the Portfolios' fiscal year end).

7

  Directed Services, Inc. (DSI), the adviser, has entered into a written expense limitation agreement with respect to ING FMRSM Earnings Growth, ING JP Morgan Value Opportunities and ING Marsico International Opportunities, under which it will limit expenses of these Portfolios, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSI within three years. The amount of these Portfolios' expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading Fees and Expenses Waived or Reimbursed. The expense limitation agreement will continue through at least May 1, 2006. For further information regarding the expense limitation agreements, see the Fund's prospectus.

8

  The amounts shown are estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for Class I shares for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which DSI, as adviser to each Portfolio, has agreed for each Portfolio for the current fiscal year. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolios would also bear any extraordinary expenses.

9

  Directed Services, Inc. (DSI), the adviser, has contractually agreed to waive a portion of the management fee for the Portfolio. Based upon net assets as of December 31, 2004, the management fee waiver for each Portfolio would equal 0.03% for ING JP Morgan Small Cap Equity Portfolio and 0.05% for ING Mercury Focus Value Portfolio. This expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date. This agreement will only renew if DSI elects to renew it.

10

  Directed Services, Inc. (DSI) has voluntarily agreed to waive a portion of its management fee for ING MFS Mid Cap Growth Portfolio. Including this waiver, the Net Annual Fund Operating Expenses for the Portfolio for the year ended December 31, 2004 would have been 0.62%. This arrangement may be discontinued by DSI at any time.

11

  The amounts shown are estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. Operating expenses for each Portfolio are estimated as they had not commenced operations as of December 31, 2004. Other Expenses for each Portfolio include a Shareholder Services fee of 0.25%. Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of average daily net assets for this Portfolio. Other Expenses for each Portfolio are estimated because the Portfolio did not have a full calendar year of operations as of December 31, 2004 (the Portfolio's fiscal year end).

16 - SelectHLife II

12

  Directed Services, Inc. (DSI), the adviser, has entered into a written expense limitation agreement with respect to this Portfolio under which it will limit expenses of this Portfolio, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSI within three years. The amount of this Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading Fees and Expenses Waived or Reimbursed. The expense limitation agreement will continue through at least May 1, 2006. For further information regarding the expense limitation agreement, see the Fund's prospectus.

13

  Directed Services, Inc. (DSI), the adviser, has contractually agreed to waive a portion of the management fee for the Portfolio. Based upon net assets as of December 31, 2004, the management fee waiver for each Portfolio would equal 0.05% for ING Mercury Large Cap Growth Portfolio and 0.02% for ING UBS U.S. Allocation Portfolio. This expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date. This agreement will only renew if DSI elects to renew it.

14

  The amounts shown are estimated operating expenses for Class S shares of the Portfolio as a ratio of expenses to average daily net assets. Operating expenses for the Portfolio are estimated as it had not commenced operations as of December 31, 2004. Other Expenses for the Portfolio include a Shareholder Services fee of 0.25%. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolio would also bear any extraordinary expenses. Other Expenses for the Portfolio are estimated because the Portfolio did not have a full calendar year of operations as of December 31, 2004 (the Portfolio's fiscal year end).

15

  The amounts shown are estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. Operating expenses for these Portfolios are estimated as they had not commenced operations as of December 31, 2004. Through a "bundled fee" arrangement, Directed Services, Inc. (DSI), the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolios would also bear any extraordinary expenses. Other Expenses for each Portfolio are estimated because it did not have a full calendar year of operations as of December 31, 2004 (the Portfolios' fiscal year end).

16

  Effective December 1, 2004, Management (Advisory) Fees were restated to reflect a decrease as follows: from 0.80% to 0.64% for ING American Century Select Portfolio; from 0.85% to 0.64% for ING T. Rowe Price Diversified Mid Cap Growth Portfolio; and from 0.85% to 0.55% for ING Van Kampen Equity and Income Portfolio. Effective December 1, 2004, the administrative fees (included in Other Expenses) were restated to reflect an increase/decrease as follows: from 0.20% to 0.02% for ING American Century Select Portfolio, ING T. Rowe Price Diversified Mid Cap Growth Portfolio and ING Van Kampen Equity and Income Portfolio and from 0.60% to 0.06% for ING Oppenheimer Global Portfolio.

17

  The Administrator of the Fund has contractually agreed to waive all or a portion of its administrative services fees and/or reimburse administrative expenses for ING American Century Small Cap Value, ING Baron Small Cap Growth, and ING Van Kampen Comstock Portfolios so that the Net Annual Fund Operating Expenses for these Portfolios shall not exceed 1.30%, 1.20%, and 0.88%, respectively, through May 1, 2006. Without this waiver, the Net Annual Fund Operating Expenses would be 1.40% for ING American Century Small Cap Value, 1.25% for ING Baron Small Cap Growth and 0.95% for ING Van Kampen Comstock Portfolios.

18

  Based on estimated expenses for the current fiscal year. Other Expenses include a Shareholder Services fee of 0.25%. The Distributor of the Fund has contractually agreed to waive all or a portion of its Shareholder Services fee and/or reimburse the Shareholder Services fee for the Portfolio so that Net Annual Fund Operating Expenses do not exceed 0.75% through April 30, 2006. Without this waiver, the Net Annual Fund Operating Expenses would be 0.79%.

19

  The amounts shown are estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC, the investment adviser to each Portfolio, has agreed for each Portfolio. ING Funds Services, LLC receives an annual administrative fee (included in Other Expenses) equal to 0.055% on the first $5 billion of daily net assets and 0.03% thereafter.

20

  ING Investments, LLC, the investment adviser to each Portfolio, has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year is shown under the heading Fees and Expenses Waived or Reimbursed. Recoupments are shown as negative numbers under Fees and Expenses Waived or Reimbursed. The expense limits will continue through at least May 1, 2006. For further information regarding the expense limitation agreements, see the Fund's prospectus.

SelectHLife II - 17

21

  The amounts shown are the estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC, the investment adviser to each Portfolio, has agreed for each Portfolio for the current fiscal year.

22

  ING Funds Services, LLC receives an annual administration fee (included in Other Expenses) equal to 0.10% of each Portfolio's average daily net assets. ING Investments, LLC has entered into a written expense limitation agreement with ING Variable Products Trust under which it will limit expenses of the Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by ING Investments, LLC is shown under the heading Fees and Expenses Waived or Reimbursed. For each Portfolio, the expense limits will continue through at least May 1, 2006. For further information regarding the expense limitation agreements, see the Fund's prospectus.

23

  The amounts shown are the estimated operating expenses for Class S shares based on the Portfolio's actual operating expenses for Class I shares, as adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC, the investment adviser to the Portfolio, has agreed for the Portfolio. Since the Portfolio has not had a full year of operations, expenses are based on estimated amounts for the current fiscal year. The estimated operating expenses for the Class S shares are based on a ratio of expenses to average daily net assets.

24

  Other Expenses include a Shareholder Services Fee of 0.25%. ING Funds Services, LLC receives an annual administration fee (included in Other Expenses) equal to 0.10% of the Portfolio's average daily net assets. ING Investments, LLC has entered into a written expense limitation agreement with ING Variable Products Trust under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of the Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by ING Investments, LLC is shown under the heading Fees and Expenses Waived or Reimbursed. The amount of expenses proposed to be waived during the current fiscal year is shown under the heading Fees and Expenses Waived or Reimbursed. The expense limits will continue through at least May 1, 2006. For further information regarding the expense limitation agreement, see the Fund's prospectus.

25

  Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2008 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI (except with respect to Growth and Limited Maturity Bond Portfolios) and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% of the Growth and Limited Bond Portfolio's average daily net asset value; and 1.50% of the average daily net asset value of the Socially Responsive Portfolio. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.

26

  NBMI has voluntarily committed to waive fees and/or reimburse expenses for an additional 0.20% of the average daily net asset value of the Socially Responsive Portfolio to maintain the Portfolio's net operating expense ratio at 1.30%. NBMI can, at its sole discretion, on at least 30 days' notice terminate this voluntary waiver and/or reimbursement commitment.

18 - SelectHLife II

How the Policy Works
Your Premium You make a premium payment.
		__________________►	We deduct from each premium payment:
Premium Expense Charge.
Premium Processing Charge.
	Net Premium We allocate the net premium to the investment options you choose.	◄____________________

▼	▼
Fixed Account Amounts you allocate are held in our general account and earn a fixed rate of interest.	Variable Account Amounts you allocate are held in subaccounts of the variable account. The subaccounts invest in the funds.		The funds deduct:
		__________►	Investment management fees.
Other expenses.

We deduct transaction fees and charges from your policy value:
		____►	Partial Withdrawal Fee.
	▼		Surrender Charge.
Policy Value Your policy value equals the sum of your fixed account, variable account and loan account values.			Transfer Charge.
Excess Illustration Fee.
Excess Annual Report Fee.
▲ | ▼

	Loan Account Amount set aside as collateral for policy loans.	____►	We deduct periodic fees and charges from your policy value:
Cost of Insurance Charge.
	▲		Administrative Charge.
Mortality and Expense Risk Charge.

▼
Interest Credited We credit interest on the amount held in the loan account.		Interest Charged We charge interest on your loan amount.

We deduct fees and charges from your policy value for the optional rider benefits you select.
____►

SelectHLife II - 19

THE COMPANY, THE FIXED ACCOUNT AND THE VARIABLE ACCOUNT
ReliaStar Life Insurance Company

  We are a stock life insurance company organized in 1885 and incorporated under the laws of the State of Minnesota. We are admitted to do business in the District of Columbia and all states except New York. Our headquarters is at 20 Washington Avenue South, Minneapolis, Minnesota 55401.

  We are a wholly owned indirect subsidiary of ING Groep N.V. ("ING"), a global financial institution active in the fields of insurance, banking and asset management. ING is headquartered in Amsterdam, The Netherlands.

  We are also a charter member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

The Investment Options

  You may allocate your premium payments to any of the available investment options. These options include the fixed account and subaccounts of the variable account. The investment performance of a policy depends on the performance of the investment options you choose.

The Fixed Account

  You may allocate all or a part of your net premium and transfer your policy value into the fixed account (except for policies issued in New Jersey). We declare the interest rate that applies to all amounts in the fixed account. This interest rate is never less than 3.00% (4.00% per year for policies with policy dates prior to February 17, 2004). Interest compounds daily at an effective annual rate that equals the declared rate. We credit interest to the fixed account on a daily basis. We pay interest regardless of the actual investment performance of our general account. We bear all of the investment risk for the fixed account.

  Your fixed account value equals the net premium you allocate to the fixed account, plus interest earned, minus amounts you transfer out or withdraw. It may be reduced by fees and charges assessed against your policy value.

  The fixed account guarantees principal and is part of our general account. The general account supports our non-variable insurance and annuity obligations. We have not registered interests in the fixed account under the Securities Act of 1933, as amended ("1933 Act"). Also, we have not registered the fixed account or the general account as an investment company under the Investment Company Act of 1940, as amended ("1940 Act") (because of exemptive and exclusionary provisions). This means that the general account, the fixed account and interests in it are generally not subject to regulation under these Acts.

20 - SelectHLife II

  The SEC staff has not reviewed the disclosures in this prospectus relating to the general account and the fixed account. These disclosures, however, may be subject to certain requirements of the federal securities law regarding accuracy and completeness of statements made.

The Variable Account

  We established the SelectHLife Variable Account (the "variable account") on October 11, 1984, as one of our separate accounts under the laws of the State of Minnesota. It is a unit investment trust, registered with the SEC under the 1940 Act.

  We own all of the assets of the variable account and are obligated to pay all amounts due under a policy according to the terms of the policy. Income, gains and losses credited to, or charged against, the variable account reflect the investment experience of the variable account and not the investment experience of our other assets. Additionally, Minnesota law provides that we cannot charge the variable account with liabilities arising out of any other business we may conduct. This means that if we ever became insolvent, the variable account assets will be used first to pay variable account policy claims. Only if variable account assets remain after these claims have been satisfied can these assets be used to pay owners of other policies and creditors.

  The variable account is divided into subaccounts. Each subaccount invests in a corresponding fund. When you allocate premium payments to a subaccount, you acquire accumulation units of that subaccount. You do not invest directly in or hold shares of the funds when you allocate premium payments to the subaccounts of the variable account. See Appendix B to this prospectus for a list of the funds available through the variable account along with information about each fund's investment adviser/subadviser and investment objective. See the Fund Expense Table beginning on page 13 for fund expense information.

  Each fund has its own investment objective and risks. Information about the risks associated with investing in the funds is located in their separate prospectuses. Read the fund prospectuses in conjunction with this prospectus, and retain the prospectuses for future reference.

  A fund available through the policy may not be the same as a retail mutual fund with the same or similar name. Accordingly, the management, expenses and performance of a fund is likely to differ from a similarly named retail mutual fund.

  Voting Privileges. We invest each subaccount's assets in shares of a corresponding fund. We are the legal owner of the fund shares held in the variable account, and we have the right to vote on certain issues. Among other things, we may vote on issues described in the fund's current prospectus or issues requiring a vote by shareholders under the 1940 Act.

  Even though we own the shares, we give you the opportunity to tell us how to vote the number of shares attributable to your policy. We count fractional shares. If you have a voting interest, we send you proxy material and a form on which to give us your voting instructions.

  Each fund share has the right to one vote. The votes of all fund shares are cast together on a collective basis, except on issues for which the interests of the funds differ. In these cases, voting is on a fund-by-fund basis.

SelectHLife II - 21

Examples of issues that require a fund-by-fund vote are changes in the fundamental investment policy of a particular fund or approval of an investment advisory agreement.

  We vote the shares in accordance with your instructions at meetings of the fund's shareholders. We vote any fund shares that are not attributable to policies and any fund shares for which the owner does not give us instructions in the same proportion as we vote the shares for which we did receive voting instructions.

We reserve the right to vote fund shares without getting instructions from policy owners if the federal securities laws, regulations or their interpretations change to allow this.

  You may instruct us only on matters relating to the funds corresponding to those in which you have invested assets as of the record date set by the fund's Board for the shareholders meeting. We determine the number of fund shares in each subaccount of your policy by dividing your variable account value in that subaccount by the net asset value of one share of the matching fund.

  Right to Change the Variable Account. Subject to state and federal law and the rules and regulations thereunder, we may, from time to time, make any of the following changes to our variable account with respect to some or all classes of policies:

Change the investment objective;
Offer additional subaccounts which will invest in funds we find appropriate for policies we issue;
Eliminate subaccounts;
Combine two or more subaccounts;
Substitute a new fund for a fund in which a subaccount currently invests. A substitution may become necessary if, in our judgment:
A fund no longer suits the purposes of your policy;
There is a change in laws or regulations;
There is a change in the fund's investment objectives or restrictions;
The fund is no longer available for investment; or
Another reason we deem a substitution is appropriate.
In the case of a substitution, the new fund may have different fees and charges than the fund it replaced;
Transfer assets related to your policy class to another separate account;
Withdraw the variable account from registration under the 1940 Act;
Operate the variable account as a management investment company under the 1940 Act;
Cause one or more subaccounts to invest in a fund other than, or in addition to, the funds currently available;
Stop selling the policy;
End any employer or plan trustee agreement with us under the agreement's terms;
Limit or eliminate any voting rights for the variable account;
Make any changes required by the 1940 Act or its rules or regulations; or
Close a subaccount to new investments.

  We will not make a change until it is effective with the SEC and approved by the appropriate state insurance departments, if necessary. We will notify you of changes. If you wish to transfer the amount you have in the affected subaccount to another subaccount or to the fixed account, you may do so free of charge. Just notify us at our customer service center.

22 - SelectHLife II

DETAILED INFORMATION ABOUT THE POLICY

  This prospectus describes our standard SelectHLife II variable universal life insurance policy. The policy provides death benefits, cash values and other features of traditional life insurance contracts. There may be variations in policy features, benefits and charges because of requirements of the state where we issue your policy. We describe all such differences in your policy.

If you would like to know about state variations, please ask your agent/registered representative. We can provide him/her with the list of variations that will apply to your policy.

  We and our affiliates offer various other products with different features and terms than the policies, and that may offer some or all of the same funds. These products have different benefits, fees and charges, and may or may not better match your needs. Please note that some of the company's management personnel and certain other employees may receive a portion of their employment compensation based on the amount of policy values allocated to funds affiliated with ING. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact our Customer Service Center or your agent/registered representative.

Purchasing a Policy
To purchase a policy you must submit an application to us. On that application you will, among other things, select:
The amount of your insurance coverage (which generally must be at least $50,000 ($25,000 for polices with policy dates prior to February 17, 2004));
Your initial death benefit option; and
Any riders or optional benefits.
Additionally, on the application you will provide us with certain health and other necessary information.

  On the date coverage under the policy begins (the "policy date"), the person on whose life we issue the policy (the "insured person") generally can be no more than age 80. "Age" under the policy means the insured person's age as of the policy date. From time to time, we may accept an insured person who exceeds our normal maximum age limit. We will not unfairly discriminate in determining the maximum age at issue. All exceptions to our normal limits are dependent upon our ability to obtain acceptable reinsurance coverage for our risk with an older insured.

You may request that we back-date the policy up to six months to allow the insured person to give proof of a younger age for the purposes of your policy.

SelectHLife II - 23

Important Information About the Term Insurance Rider (Available only on policies dated on or after February 17, 2004.)

  It may be to your economic advantage to include all or part of your insurance coverage under the Term Insurance Rider. Working with your agent, consider the following factors when deciding whether to include coverage under the Term Insurance Rider and in what proportion to the total amount of coverage under your policy.

  Cost of Insurance and Other Fees and Charges. The cost of insurance rates and other fees and charges affect the value of your policy. The lower the cost of insurance and other fees and charges, the greater the policy's cash value. Accordingly, please be aware that:

The current cost of insurance rates for coverage under the Term Insurance Rider are generally less than the current cost of insurance rates for coverage under the base policy;

      The guaranteed maximum cost of insurance rates for coverage under the Term Insurance Rider are generally more than the guaranteed maximum cost of insurance rates for coverage under the base policy; and

Some policy fees and charges that apply to coverage under the base policy may not apply to coverage under the Term Insurance Rider.
Features and Benefits. Certain features and benefits are limited or unavailable if you have Term Insurance Rider coverage, including:
Death Benefit Guarantees; and
Cost of Living Rider Benefits.

  Compensation. We generally pay more compensation to your agent on premiums paid for coverage under the base policy than we do on premiums paid for coverage under the Term Insurance Rider. See Distribution of the Policies, page 66.

  With these factors in mind, you should discuss with your agent how the use of the Term Insurance Rider will affect the costs, benefits, features and performance of your policy. You should also review illustrations based on different combinations of base policy and Term Insurance Rider coverage so that you can decide what combination best meets your needs. The foregoing discussion does not contain all of the terms and conditions or limitations of coverage under the base policy or the Term Insurance Rider, and you should read them carefully to fully understand their benefits and limitations. See also, Term Insurance Rider, page 40.

Premium Payments
Premium payments are flexible and you may choose the amount and frequency of premium payments, within limits, including:
We may refuse to accept any premium less than $25;
You cannot pay additional premiums after age 95;
We may refuse any premium that would disqualify your policy as life insurance under Section 7702 of the Internal Revenue Code;

      We may refuse any premium that would cause your policy to become a modified endowment contract under Section 7702A of the Internal Revenue Code without your prior written acknowledgement accepting your policy as a modified endowment contract; and

We may refuse to accept any premium that does not comply with our anti-money laundering program. See Anti-Money Laundering, page 61.

24 - SelectHLife II

After we deduct the premium expense charge from your premium payments, we apply the remaining net premium to your policy as described below.

  A premium payment is received by us when it is received at our offices. After you have paid your minimum initial premium, we suggest you send payments directly to us, rather than through your agent/registered representative, to assure the earliest crediting date.

  Insurance coverage does not begin until we receive your minimum initial premium. The minimum initial premium is generally equal to at least the minimum premiums for the first three months. The minimum premium is based on monthly rates that vary according to the insured person's gender, risk class and age. Optional rider benefits have their own minimum premium rates. If you authorize premiums to be paid by electronic funds transfer, we will issue a policy upon receipt of the minimum premium for the first month and the required completed electronic funds transfer forms.

  Your policy will indicate the minimum premium that applies to you. You are not required to pay the minimum premium, but payment of the minimum premium will keep your policy in force during the Death Benefit Guarantee period. See Death Benefit Guarantee, page 37. Payment of the minimum premium may or may not be enough to keep your policy in force beyond the Death Benefit Guarantee period.

  Premium Payments Affect Your Coverage. During the Death Benefit Guarantee period, the Death Benefit Guarantee lasts only if your cumulative premium payments to the next monthly processing date, minus any partial withdrawals or loans, are at least equal to the sum of minimum premium payments applicable to the guarantee. If they are not and your surrender value is not enough to pay the periodic fees and charges, when due, then your policy will enter the 61-day grace period and you must make a sufficient premium payment to avoid lapse. See Lapse, page 51.

Allocation of Net Premium. Until your initial net premium is allocated as described below, we hold premiums in a general suspense account. Premiums held in this suspense account do not earn interest.
We apply the initial net premium to your policy after all of the following conditions have been met:
We receive the required initial minimum premium;
All issue requirements have been received by our customer service center; and
We approve your policy for issue.

  We allocate your initial net premium according to the premium allocation instructions specified on the application in whole percentages totaling 100% on the valuation date next following your policy date.

  All net premiums we receive after the initial premium are allocated to your policy on the valuation date of receipt. We will use your most recent premium allocation instructions specified in whole percentages totaling 100%.

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Free Look Period

  You have the right to examine your policy and return to us (for any reason) within the period shown in the policy. The period during which you have this right is called the free look period. If you return your policy to us during the free look period we cancel it as of your policy date. The length of the free look period is determined by state law but generally lasts until:

Midnight of the twentieth day after you receive your policy;
Midnight of the twentieth day after a written Notice of Right of Withdrawal is mailed or delivered to you; or
Midnight of the forty-fifth day after the date your application for the policy is signed.

  If you cancel your policy during the free look period, you will receive a refund as determined by state law. Generally, the amount of the refund will equal the sum of all premiums you have paid, although certain states may require the refund of a different amount.

The length of the free look period and the free look refund that applies in your state will be stated in your policy.
Temporary Insurance

  If you apply and qualify, we may issue temporary insurance in an amount equal to the amount of insurance for which you applied, up to $4.5 million, which includes other in-force coverage you have with us.

Temporary insurance coverage begins when all of the following events have occurred:
You have completed and signed our temporary insurance coverage form;
We have received and accepted a premium payment of at least your minimum initial premium (selected on your application); and
The necessary parts of the application are complete.
Unless otherwise provided by state law, temporary insurance coverage ends on the earliest of:
The date we return your premium payments;
Five days after we mail notice of termination to the address on your application;
Your policy date;
The date we refuse to issue a policy based on your application; or
90 days after you sign our temporary life insurance coverage form.
There is no death benefit under the temporary insurance coverage if any of the following events occurs:
There is a material misrepresentation in your answers on the temporary insurance coverage form;
There is a material misrepresentation in statements on your application;
The person or persons intended to be insured die by suicide or self-inflicted injury; or
The bank does not honor your premium check.

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  During the period of temporary insurance coverage your premium payments are held by us in a general suspense account until underwriting is completed and the policy is issued or the temporary insurance coverage otherwise ends. Premiums held in this suspense account do not earn interest and they are not allocated to the investment options available under the policy until a policy is issued. See Allocation of Net Premium, page 25.

Fees and Charges
We deduct fees and charges under the policy to compensate us for:
Providing the insurance benefits of the policy (including any rider benefits);
Administering the policy;
Assuming certain risks in connection with the policy; and
Incurring expenses in distributing the policy.

  The amount of a fee or charge may be more or less than the cost associated with the service or benefit. Accordingly, excess proceeds from one fee or charge may be used to make up a shortfall on another fee or charge, and we may earn a profit on one or more of these fees and charges. We may use any such profits for any proper corporate purpose, including, among other things, payments of sales expenses.

Transaction Fees and Charges
We deduct the following transaction fees and charges from your policy value each time you make certain transactions.

  Premium Expense Charge. We deduct a premium expense charge from each premium payment we receive. This charge is 5.00% of each premium payment and consists of a 2.50% sales charge and a 2.50% premium tax charge.

This charge helps offset:
The expenses we incur in selling the policy;

      The costs of various state and local taxes. We pay state and local taxes in almost all states. These taxes vary in amount from state to state and may vary from jurisdiction to jurisdiction within a state; and

The cost associated with the federal income tax treatment of our deferred acquisition costs. This cost is determined solely by the amount of life insurance premium we receive.

  Premium Processing Charge. We may deduct a charge of up to $2 per premium payment to reimburse us for the cost of collecting and processing premiums. If imposed, this charge will be deducted from premium payments before the percentage deductions for sales charges and premium taxes. We currently do not impose this charge.

  Partial Withdrawal Fee. We deduct a partial withdrawal fee each time you take a partial withdrawal from your policy. The amount of this fee is currently $10, but we reserve the right to deduct up to $25 for each partial withdrawal. We deduct the partial withdrawal fee proportionately from your remaining fixed and variable account values.

This fee helps offset the expenses we incur when processing a partial withdrawal.

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Surrender Charge. We deduct a surrender charge during the first 15 policy years or the first 15 years after an increase in your insurance coverage when you:
Surrender your policy; or
Allow your policy to lapse.
The surrender charge is made up of two parts:
A contingent deferred administrative charge; and
A contingent deferred sales charge.

  The contingent deferred administrative charge is $5.00 per $1,000 of insurance coverage. The contingent deferred administrative charge remains level for the first five segment years and then decreases uniformly each month until it becomes zero at the end of the fifteenth segment year. Each coverage segment will have its own contingent deferred administrative charge which will apply only to that segment.

  The contingent deferred sales charge rates are set when you purchase a policy or increase your insurance coverage. The contingent deferred sales charge rates are based on the gender and age of the insured person. See the Transaction Fees and Charges table, page 8, for the minimum and maximum contingent deferred sales charge rates and the rates for a representative insured person. Contingent deferred sales charge rates will not exceed $45.60 per $1,000 of coverage and the rates that apply to you will be set forth in your policy. Each coverage segment will have its own rates which will apply only to that segment. The contingent deferred sales charge remains level for the first five segment years then decreases uniformly each month until it becomes zero at the end of the fifteenth segment year.

  In the early policy years the total surrender charge usually exceeds the policy value because the surrender charge is usually more than the cumulative minimum premiums minus policy fees and charges. Therefore, you should purchase a policy only if you intend and have the financial capability to keep the policy in force for a substantial period of time.

The surrender charge helps offset the expenses we incur in selling the policy.

  Transfer Charge. We currently do not assess a charge for transfers between any of the investment options. We reserve the right, however, to charge up to $25 for each transfer. Transfers associated with policy loans, the dollar cost averaging or automatic rebalancing programs or the exercise of conversion rights will not count as transfers when calculating any applicable transfer charge.

This charge helps offset the expenses we incur when processing transfers between investment options.

  Excess Illustration Fee. We currently do not assess a fee, but we reserve the right to assess a fee of up to $50 for each illustration of your policy values you request after the first each policy year.

This fee helps offset the costs we incur when processing requests for excess illustrations.

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Excess Annual Report Fee. We currently do not assess a fee, but we reserve the right to assess a fee of up to $50 for each annual report you request after the first each policy year.
This fee helps offset the costs we incur when processing requests for excess annual reports.
Periodic Fees and Charges

  We deduct the following periodic fees and charges from your policy value on the monthly processing date. The monthly processing date is the same date each month as your policy date. If that date is not a valuation date, then the monthly processing date is the next valuation date.

In the policy form the "monthly processing date" is referred to as the "Monthly Anniversary."

  Cost of Insurance. The cost of insurance charge is equal to our current monthly cost of insurance rates multiplied by the net amount at risk for each segment of your insurance coverage. The net amount at risk as calculated on each monthly processing date equals the difference between:

Your current base death benefit, discounted to take into account one month's interest earnings at an assumed 5.00% annual interest rate; and
Your policy value minus the periodic fees and charges due on that date, other than cost of insurance charges.

  Monthly cost of insurance rates are based on the insured person's age at issue, gender, risk class and amount of insurance coverage on the policy date and each date you increase your insurance coverage (a "segment date") and the policy year. They will not, however, be greater than the guaranteed cost of insurance rates shown in the policy, which are based on the 1980 Commissioner's Standard Ordinary Sex Distinct Mortality Tables. We will apply unisex rates where appropriate under the law. This currently includes the states of Massachusetts and Montana. The rates that apply to you will be set forth in your policy. See the Periodic Fees and Charges table, beginning on page 9, for the minimum and maximum cost of insurance rates and the rates for a representative insured person.

  Separate cost of insurance rates apply to each segment of your insurance coverage and your riders. The maximum rates for the initial and each new segment of your insurance coverage will be printed in your policy schedule pages.

  The cost of insurance charge varies from month to month because of changes in your net amount at risk, changes in your death benefit and the increasing age of the insured person. The net amount at risk is affected by the same factors that affect your policy value, namely:

The net premium applied to your policy;
The fees and charges we deduct;
Any partial withdrawals you take;
Interest earnings on the amounts allocated to the fixed account;
Interest earned on amounts held in the loan account; and
The investment performance of the funds underlying the subaccounts of the variable account.

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We calculate the net amount at risk separately for each segment of your insurance coverage.
The cost of insurance charge compensates us for the ongoing costs of providing insurance coverage, including the expected cost of paying death proceeds that may be more than your account value.
Administrative Charge. The monthly administrative charge for policies with policy dates prior to February 17, 2004, is currently $8.25 and is guaranteed not to exceed $12.
The monthly administrative charge for policies with policy dates on or after February 17, 2004, is currently $10 and is guaranteed not to exceed $10.
The administrative charge helps compensate us for the costs associated with administering the policies.

  Mortality and Expense Risk Charge. During the first ten policy years, the monthly mortality and expense risk charge is 0.075% (0.90% annually) of your variable account value. For policies with policy dates prior to February 17, 2004, after the tenth policy year this charge is currently 0.0375% per month (0.45% annually), guaranteed not to exceed 0.075% per month (0.90% annually). For policies with policy dates on or after February 17, 2004, after the tenth policy year this charge is eliminated.

  This charge helps compensate us for the mortality and expense risks we assume when we issue a policy. The mortality risk is that insured people, as a group, may live less time than we estimated. The expense risk is that the costs of issuing and administering the policies and operating the subaccounts of the variable account are greater than we estimated.

Rider Fees and Charges

  There may be separate fees and charges if you add any optional rider benefits or exercise certain automatic rider benefits. For more information about rider benefits and the applicable fees and charges, see the Optional Rider Fees and Charges table, beginning on page 11, and the Optional Rider Benefits section, page 38. See also the Transaction Fees and Charges table, page 8, and the Automatic Rider Benefits section, page 41.

Sales Charge Refund
We may refund a portion of the contingent deferred sales charge if you:
Surrender your policy during the first two policy years; or
Cancel an increase in your insurance coverage during the first two segment years and subsequently surrender your policy.
This refund is referred to as the sales charge refund.

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  The sales charge refund will equal the amount by which the total sales charge deducted (which consists of the 2.50% sales charge deducted as part of the premium expense charge plus the contingent deferred sales charge) exceeds:

30.00% of premium payments you made during the first segment year for each coverage segment up to the surrender charge guideline premium; plus
9.00% of premium payments you made that exceed your surrender charge guideline premium.

  For any coverage segment created because of an increase in the amount of your insurance coverage, a proportionate amount of the existing policy value on the effective date of the increase will be considered a premium payment made during the first segment year for that segment. Subsequent premium payments will be prorated among the coverage segments.

The surrender charge guideline premium is based on the age and gender of the insured person and equals:
The initial amount of your insurance coverage or any increased coverage amount; divided by
1,000; multiplied by
An applicable surrender charge guideline factor.
The applicable surrender charge guideline factor(s) will vary by age and gender of the insured person and will be set forth in your policy.
Waiver and Reduction of Fees and Charges

  We may waive or reduce any of the fees and charges under the policy, as well as the minimum amount of insurance coverage set forth in this prospectus. Any waiver or reduction will be based on expected economies that result in lower sales, administrative or mortality expenses. For example, we may expect lower expenses in connection with sales to:

Certain groups or sponsored arrangements (including our employees, certain family members of our employees, our affiliates and our appointed sales agents);
Corporate purchasers; or
Our policyholders or the policyholders of our affiliated companies.

  Any variation in fees and charges will be based on differences in costs or services and our rules in effect at the time. We may change our rules from time to time, but we will not unfairly discriminate in any waiver or reduction.

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Fund Fees and Expenses

  As shown in the Fund Expense Table which begins on page 13 of this prospectus, each fund deducts management fees from the amounts allocated to the funds. In addition, each fund deducts other expenses which may include service fees which are used to compensate service providers, including the company and its affiliates, for administrative and policy owner services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds' fees and expenses, review each fund's prospectus.

  The company, or its U.S. affiliates, receives from each of the funds or the funds' affiliates varying levels and types of revenue with respect to each of the funds available through the policy. In terms of the total dollar amounts received, the greatest amount of revenue comes from assets allocated to funds managed by ING Investments, LLC or other company affiliates, which funds are either not subadvised or are subadvised by another company affiliate. Assets allocated to funds managed by a company affiliate, Directed Services, Inc., for example, but which are subadvised by unaffiliated third parties generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated funds generate the least amount of revenue.

Types of Revenue Received from Affiliated Funds

  Affiliated funds are (a) funds managed by ING Investments, LLC or other company affiliates, which funds are either not subadvised or are subadvised by another company affiliate; and (b) funds managed by a company affiliate but which are subadvised by unaffiliated third parties.

Revenues received by the company from affiliated funds and/or their affiliates may include:
Service fees that are deducted from fund assets and included within the "Other Expenses" column of the Fund Expense Table which begins on page 13 of this prospectus; and

      Revenues which may be based either on an annual percentage of average net assets held in the fund by the company or a percentage of the management fees shown in the Fund Expense Table. These revenues may be received as cash payments or according to a variety of financial accounting techniques which are used to allocate revenue and profits across ING businesses. For funds subadvised by unaffiliated third parties, once the subadviser has been paid, the adviser may share a portion of the remaining management fee with the company. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the company.

Types of Revenue Received from Unaffiliated Funds

  Revenue~~s~~ received from each of the unaffiliated funds or their affiliates are based on an annual percentage of the average net assets held in that fund by the company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

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Revenues received by the company from unaffiliated funds and/or their affiliates may include:
For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund Expense Table; and

      Additional payments for administrative, recordkeeping or other services which we provide to the funds or their affiliates or as an incentive for us to make the funds available through the policy. These additional payments are not disclosed in the Fund Expense Table. These additional payments may be used by us to finance distribution of the policy.

The three unaffiliated fund families which currently have funds offered through the policy, ranked according to total dollar amounts they paid to the company or its affiliates in 2004, are as follows:
Fidelity Variable Insurance Product Portfolios;
Neuberger Berman AMT Portfolios; and
American Funds Insurance Series.

  If the revenues received from affiliated funds were included in this list, payments to the company or its affiliates by ING Investments, LLC and other company affiliates would be at the top of the list.

  Management personnel of the company and of its affiliated broker-dealers may receive additional compensation if the overall amount of investments in funds advised by company affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the policies and other products issued by the company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the policies.

Death Benefits

  You decide the amount of life insurance protection you need, now and in the future. Generally, we require a minimum of $50,000 ($25,000 for policies with policy dates prior to February 17, 2004) of coverage to issue your policy. We may lower this minimum for certain group, sponsored or corporate purchasers. The amount of insurance coverage in effect on your policy date is your initial coverage segment.

In the policy form the amount of insurance coverage you select is referred to as the "Face Amount."
It may be to your economic advantage to include part of your insurance coverage under the Term Insurance Rider. See Important Information About the Term Insurance Rider, page 24.

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Changes in the Amount of Your Insurance Coverage

  Subject to certain limitations, you may change the amount of your insurance coverage. Changing the amount of your insurance coverage will, generally, not be allowed until after the first policy year. We reserve the right to limit a change in the amount of your insurance coverage during the first two policy years. The change will be effective on the next monthly processing date after we receive your written request or next monthly processing date after underwriting approval (if required), whichever is later.

  There may be underwriting or other requirements that must be met before we will approve a change. After we approve your request to change the amount of insurance coverage under the policy, we will send a new policy schedule page to you. You should attach it to your policy. We may ask you to return your policy to our customer service center so that we can make this change for you.

Increases in the amount of your insurance coverage must be at least $5,000 and may be permitted until age 80.

  A coverage segment or segment is a block of insurance coverage. A requested increase in insurance coverage will cause a new coverage segment to be created. Once we create a new segment, it is permanent unless law requires differently.

Each new segment will have:
A new surrender charge and surrender charge guideline factor;
New cost of insurance charges, guaranteed and current;
A new incontestability period;
A new suicide exclusion period; and
A new minimum premium.
In determining the net amount at risk for each coverage segment we allocate the policy value first to the initial segment and any excess to additional segments starting with the first.

  You may not decrease the amount of your insurance coverage below $50,000 ($25,000 for policies with policy dates prior to February 17, 2004). You cannot request a decrease in the amount of your insurance coverage more frequently than once every six months. Decreases in insurance coverage on policies with multiple coverage segments will be made in the following order:

From the most recent segment;
From the next more recent segments successively; and
From the initial segment.
Decreases in insurance coverage may result in:
A shortened Death Benefit Guarantee period if the Term Insurance Rider is attached;
Reduced minimum premium amounts; and
Reduced cost of insurance charges.
Decreases in insurance coverage will not result in reduced surrender charges.

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  We reserve the right to not approve a requested change in your insurance coverage that would disqualify your policy as life insurance under Section 7702 of the Internal Revenue Code. In addition, we may refuse to approve a requested change in your insurance coverage that would cause your policy to become a modified endowment contract under Section 7702A of the Internal Revenue Code without your prior written acknowledgment accepting your policy as a modified endowment contract. Decreasing the amount of insurance coverage under your policy could cause your policy to be considered a modified endowment contract. If this happens, prior and subsequent distributions from the policy (including loans) may be subject to adverse tax treatment. You should consult a qualified tax adviser before changing your amount of insurance coverage. See Modified Endowment Contracts, page 55.

Death Benefit Qualification Test

  The death benefit proceeds are generally not subject to federal income tax if your policy continues to meet the federal income tax definition of life insurance. Your policy will meet this definition of life insurance provided that it meets the requirements of the guideline premium test.

  The guideline premium test requires that premium payments do not exceed certain statutory limits and your death benefit is at least equal to your policy value multiplied by a factor defined by law. The guideline premium test provides for a maximum amount of premium in relation to the death benefit and a minimum amount of death benefit in relation to policy value. The factors for the guideline premium test can be found in Appendix A of this prospectus.

  Certain changes to a policy which uses the guideline premium test may allow the payment of premium in excess of the statutory limits in order to keep the policy from lapsing. In this circumstance, any such excess premium will be allocated to the fixed account in order for the policy to continue to meet the federal income tax definition of life insurance.

Death Benefit Options
There are two death benefit options available under the base policy. You choose the option you want when you apply for the policy, but you may change that choice after the second policy year.

  Option 1. Under death benefit Option 1, before age 95 the base death benefit is the greater of the amount of insurance coverage you have selected or your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A. Under this option your base death benefit will remain level unless your policy value multiplied by the appropriate factor described in Appendix A exceeds the death benefit. In this case, your death benefit will vary as the policy value varies.

In the policy form, death benefit "Option 1" is referred to as the "Level Amount Option" or "Option A" and death benefit "Option 2" is referred to as the "Variable Amount Option" or "Option B."

  Option 2. Under death benefit Option 2, before age 95 the base death benefit is the greater of the amount of insurance coverage you have selected plus your policy value or your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A. Under this option your base death benefit will vary as the policy value varies.

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  Unless you notify us in writing otherwise, at age 95 your policy value will automatically be applied to purchase fixed paid-up life insurance and your death benefit may change. See Paid-Up Life Insurance, page 50.

  Which Death Benefit Option to Choose. If you are satisfied with the amount of your existing insurance coverage and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value and lower cost of insurance charges, you should choose Option 1. If you prefer to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should choose Option 2.

Changing Death Benefit Options. After the second policy year, you may change from death benefit Option 1 to Option 2 and from death benefit Option 2 to Option 1.

  Changing your death benefit option may reduce or increase your insurance coverage but will not change the amount of your base death benefit. We may not approve a death benefit option change if it reduces the amount of insurance coverage below the minimum we require to issue your policy. On the effective date of your option change, your insurance coverage will change as follows:

Change From:	Change To:	Insurance Coverage Following the Change:
Option 1	Option 2	Your insurance coverage before the change minus your policy value as of the effective date of the change.
Option 2	Option 1	Your insurance coverage before the change plus your policy value as of the effective date of the change.

Your death benefit option change is effective on your next monthly processing date after we approve it.

  After we approve your request, we send a new policy schedule page to you. You should attach it to your policy. We may ask you to return your policy to our customer service center so that we can make this change for you.

  If a death benefit option change causes the amount of insurance coverage to change, no new coverage segment(s) is (are) created. Instead, the size of each existing segment(s) is (are) changed. If you change death benefit options, there is no change to the amount of term insurance coverage if you have added the Term Insurance Rider to your policy.

Changing your death benefit option may have tax consequences. You should consult a qualified tax adviser before making changes.

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Death Benefit Proceeds

  After the insured person's death, if your policy is in force we pay the death benefit proceeds to the beneficiaries. The beneficiaries are the people you name to receive the death benefit proceeds from your policy. The death benefit proceeds are equal to:

Your base death benefit; plus
The amount of any rider benefits; minus
Any outstanding policy loan with accrued loan interest; minus
Any outstanding fees and charges incurred before the insured person's death.
The death benefit is calculated as of the insured person's death and will vary depending on the death benefit option you have chosen.
Death Benefit Guarantee
The policy has a Death Benefit Guarantee which provides that the policy will not lapse even if the surrender value is not enough to pay the periodic fees and charges each month.
In general, the two most significant benefits of the Death Benefit Guarantee are:

      During the early policy years, the surrender value (even when supplemented by the sales charge refund) may not be enough to cover the periodic fees and charges due each month, so that the Death Benefit Guarantee may be necessary to avoid lapse of the policy. This occurs when the surrender charge exceeds the policy value in these years. Likewise, if you request an increase in the amount of your insurance coverage, an additional surrender charge will apply for the 15 years following the increase, which could create a similar possibility of lapse as exists during the early policy years; and

      To the extent the surrender value declines due to poor investment performance of the funds or due to an additional surrender charge after a requested increase in the amount of your insurance coverage, the surrender value may not be sufficient even in later policy years to cover the periodic fees and charges due each month. Accordingly, the Death Benefit Guarantee may be necessary in later policy years to avoid lapse of the policy.

  The Death Benefit Guarantee is standard on every policy. It provides a guarantee that your policy will not lapse until the insured person reaches age 65 or for five policy years, if longer, provided your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of minimum premium payments to the next monthly processing date. The guarantee period may be shorter if your policy is rated substandard or if you have added the Term Insurance Rider to your policy. There is no charge for this guarantee.

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You should consider the following factors in relation to the Death Benefit Guarantee:
The amount of the minimum premium for your policy will be set forth in your policy (see Premium Payments, page 24);
The minimum premium for your policy is based on monthly rates that vary according to the insured person's gender, risk class and age;
Even though you may pay less than the minimum premium amount, you may lose the significant protection provided by the Death Benefit Guarantee by doing so;

      A loan may cause the termination of this guarantee because we deduct your loan amount from cumulative premiums paid when calculating whether you have paid sufficient premiums to keep the guarantee in effect; and

Even if the Death Benefit Guarantee terminates, your policy will not necessarily lapse (see Lapse, page 51).

  We will notify you if on any monthly processing date you have not paid enough premium to maintain the Death Benefit Guarantee. This notice will show the amount of premium required to maintain this guarantee. If we do not receive the required premium payment within 61 days from the date of our notice, the Death Benefit Guarantee will terminate.

Except by administrative practice during the first five policy years you cannot reinstate a terminated Death Benefit Guarantee. This practice may be discontinued at any time without prior notice.
Additional Insurance Benefits
Your policy may include additional insurance benefits, attached by rider. There are two types of riders:
Those that provide optional benefits that you must select before they are effective; and
Those that automatically come with the policy.

  The following information does not include all of the terms and conditions of each rider, and you should refer to the rider to fully understand its benefits and limitations. We may offer riders not listed here. Not all riders may be available under your policy. Contact your agent/registered representative for a list of riders and their availability.

Optional Rider Benefits
The following riders may have an additional cost, but you may cancel optional riders at any time. Adding or canceling riders may have tax consequences. See Modified Endowment Contracts, page 55.

  Accidental Death Benefit Rider. The Accidental Death Benefit Rider provides an additional insurance benefit if the insured person dies from an accidental injury before age 70. You may apply for this rider only when you apply for the base policy and the minimum amount of coverage under this rider is $5,000. The maximum amount of coverage is $300,000, but may be less depending on the age of the insured person.

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You should consider the following factors when deciding whether to add the Accidental Death Benefit Rider to your policy:
Subject to certain limits, you can increase the amount of coverage under this rider after the second policy year;
You can decrease the amount of coverage under this rider after the second policy year;
The minimum premium for this rider is based on monthly rates that vary according to the insured person's risk class and age;
The current cost of insurance rates for this rider are different than those for the base policy (see Optional Rider Fees and Charges table, beginning on page 11);
The policy's periodic fees and charges do not apply to coverage under this rider; and
This rider does not have a surrender charge.

  Additional Insured Rider. The Additional Insured Rider provides ten-year, guaranteed level premium and level term coverage on the insured person or the insured person's spouse or children. You may apply for this rider only when you apply for the base policy and the minimum amount of coverage under this rider is $10,000.

You should consider the following factors when deciding whether to add the Additional Insured Rider to your policy:
You cannot increase the amount of coverage under this rider after issue;
You can decrease the amount of coverage under this rider after the first policy year;
The minimum premium for this rider is based on monthly rates that vary according to the insured person's gender, risk class and age;
The current cost of insurance rates for this rider are different than those for the base policy (see Optional Rider Fees and Charges table, beginning on page 11);
The policy's periodic fees and charges do not apply to coverage under this rider; and
This rider does not have a surrender charge.

  Additionally, before age 75 you can convert the coverage under this rider to any other whole life policy we offer at the time. No evidence of insurability will be required for the new whole life policy, and the premiums and cost of insurance charges for this new policy will be based on the insured person's age at the time of conversion.

  Children's Insurance Rider. The Children's Insurance Rider provides up to $10,000 of term life insurance coverage on the life of each of the insured person's children. You may add this rider after your policy is issued and the maximum amount of coverage under this rider is $10,000.

You should consider the following factors when deciding whether to add the Children's Insurance Rider to your policy:
Term coverage under this rider is available to age 25 of each child (or for 25 years from the issue date of this rider, if earlier);
The current cost of insurance rates for this rider are different than those for the base policy (see Optional Rider Fees and Charges table, beginning on page 11);
Subject to certain limits you may increase insurance coverage under this rider; and
Decreases in the amount of insurance coverage under this rider are allowed, but at least six months must elapse between decreases.

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  Term Insurance Rider. The Term Insurance Rider provides an additional level term insurance benefit if the insured person dies before age 95. You may apply for this rider only when you apply for the base policy and the minimum amount of coverage under this rider is $100,000.

You should consider the following factors when deciding whether to add the Term Insurance Rider to your policy:
This rider is only available on policies dated on or after February 17, 2004;
You cannot increase the amount of coverage under this rider after issue;
You can decrease the amount of coverage under this rider after the first policy year;
The minimum premium for this rider is based on monthly rates that very according to the insured person's gender, risk class and age;
The current cost of insurance rates for this rider are generally less than those for the base policy (see Optional Rider Fees and Charges table, beginning on page 11);
The policy's periodic fees and charges do not apply to coverage under this rider;
This rider does not have a surrender charge; and
The rider will shorten the Death Benefit Guarantee period of the base policy.
See also, Important Information About the Term Insurance Rider, page 24.

  Additionally, you can transfer your coverage under this rider to your base policy without evidence of insurability anytime after the tenth policy year if your base death benefit is equal to your policy value multiplied by the appropriate factor described in Appendix A. Cost of Insurance rates for this new coverage segment will be the same as the cost of insurance rates for the initial coverage segment. No surrender charge or monthly amount charge will apply to this new coverage segment of the base policy.

  Waiver of Monthly Deduction Rider. Subject to certain limits, the Waiver of Monthly Deduction Rider provides that the policy's periodic fees and charges are waived while the insured person is totally disabled according to the terms of the rider. You may add this rider after your policy is issued, but it may not be added after the insured person reaches age 55.

You should consider the following factors when deciding whether to add the Waiver of Monthly Deduction Rider to your policy:
The current cost of insurance rates for this rider are different than those for the base policy (see Optional Rider Fees and Charges table, beginning on page 11); and
If death benefit Option 1 is in effect at the end of the first six months of total disability, your death benefit option will automatically be changed to Option 2.
Your policy may contain either the Waiver of Monthly Deduction Rider or the Waiver of Specified Premium Rider, but not both.

  Waiver of Specified Premium Rider. Subject to certain limits, the Waiver of Specified Premium Rider provides that a specified amount of premium will be credited to the policy each month while the insured person is totally disabled according to the terms of the rider.

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You should consider the following factors when deciding whether to add the Waiver of Specified Premium Rider to your policy:
The current cost of insurance rates for this rider are different than those for the base policy (see Optional Rider Fees and Charges table, beginning on page 11); and
You may not increase your insurance coverage while benefits are being paid under the terms of this rider.
Your policy may contain either the Waiver of Monthly Specified Premium Rider or the Waiver of Monthly Deduction Rider, but not both.
Automatic Rider Benefits

  The following rider benefits may come with your policy automatically, depending on your age and/or risk class. There may be an additional charge if you choose to exercise any of these rider benefits, and exercising the benefits may have tax consequences. See Rider Fees and Charges, page 30, and Accelerated Death Benefit Rider, page 56.

  Accelerated Death Benefit Rider. Under certain circumstances, the Accelerated Death Benefit Rider allows you to accelerate benefits from the base policy that we otherwise would pay upon the insured person's death. Generally, we will provide an accelerated benefit under this rider if the insured person has a terminal illness that will result in his or her death within 12 months, as certified by a physician. The accelerated benefit may not be more than 50% of the amount that would be payable at the death of the insured person, and the accelerated benefit will first be used to pay off any outstanding policy loans and interest due. The remainder of the accelerated benefit will be paid to you in a lump sum.

Consider the following factors when deciding whether to accelerate the death benefit under this rider:
We assess an administrative charge of up to $300 when we pay the accelerated benefit (see Transaction Fees and Charges table, page 8);
When we pay the accelerated benefit, we establish a lien against your policy equal to the amount of the accelerated benefit, plus the amount of the administrative charge, plus interest on the lien;
Any subsequent death benefit proceeds payable under the policy will first be used to repay the lien;
Withdrawals, loans and any other access to the policy value will be reduced by the amount of the lien;

      Accelerating the death benefit will not affect the amount of premium payable on the policy and any premiums required to keep the policy in force which are not paid by you will be added to the lien; and

There may be tax consequences to requesting payment under this rider, and you should consult with a qualified tax adviser for further information.

  Certain limitations and restrictions are described in the rider. Additionally, the benefit may vary by state. You should consult your agent/registered representative as to whether and to what extent the rider is available in your particular state and on any particular policy.

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  Cost of Living Rider. The Cost of Living Rider provides optional increases in the amount of base insurance coverage on the life of the insured person every two years without evidence of insurability. Increases are based on increases in the cost of living as measured by the Consumer Price Index.

You should consider the following factors when deciding whether to accept a cost of living adjustment to your policy:

      On each date the amount of insurance increases under this rider, the periodic fees and charges under the policy will increase to account for the increased costs of insurance and the increased Waiver of Monthly Deduction Rider benefit, if applicable;

The minimum premium for the Death Benefit Guarantee will increase, unless otherwise directed, on each date the amount of insurance increases under this rider; and
If you choose not to accept a cost of living adjustment, this rider will automatically terminate as to future increases.
Policy Value
Your policy value equals the sum of your fixed account, variable account and loan account values. Your policy value reflects:

  In the policy form the "policy value" is referred to as the "Accumulation Value;" the "fixed account value" is referred to as the "Fixed Accumulation Value;" and the "variable account value" is referred to as the "Variable Accumulation Value."

The net premium applied to your policy;
The fees and charges that we deduct;
Any partial withdrawals you take;
Interest earned on amounts allocated to the fixed account;
The investment performance of the funds underlying the subaccounts of the variable account; and
Interest earned on amounts held in the loan account.
Fixed Account Value

  Your fixed account value equals the net premium you allocate to the fixed account, plus interest earned, minus amounts you transfer out or withdraw. It may be reduced by fees and charges assessed against your policy value. See The Fixed Account, page 20.

Variable Account Value
Your variable account value equals your policy value attributable to amounts invested in the subaccounts of the variable account.

  Determining Values in the Subaccounts. The value of the amount invested in each subaccount is measured by accumulation units and accumulation unit values. The value of each subaccount is the accumulation unit value for that subaccount multiplied by the number of accumulation units you own in that subaccount. Each subaccount has a different accumulation unit value.

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The accumulation unit value is the value determined on each valuation date. The accumulation unit value of each subaccount varies with the investment performance of its underlying fund. It reflects:
Investment income;
Realized and unrealized gains and losses;
Fund expenses; and
Taxes, if any.

  A valuation date is a date on which a fund values its shares and the New York Stock Exchange is open for business, except for days on which valuations are suspended by the SEC. Each valuation date ends at 4:00 p.m. Eastern time. We reserve the right to revise the definition of valuation date as needed in accordance with applicable federal securities laws and regulations.

You purchase accumulation units when you allocate premium or make transfers to a subaccount, including transfers from the loan account.
We redeem accumulation units:
When amounts are transferred from a subaccount (including transfers to the loan account);
For the monthly deduction of the periodic fees and charges from your variable account value;
For policy transaction fees;
When you take a partial withdrawal;
If you surrender your policy; and
To pay the death benefit proceeds.

  To calculate the number of accumulation units purchased or sold we divide the dollar amount of your transaction by the accumulation unit value for the subaccount calculated at the close of business on the valuation date of the transaction.

  The date of a transaction is the date we receive your premium or transaction request at our customer service center, so long as the date of receipt is a valuation date. We use the accumulation unit value which is next calculated after we receive your premium or transaction request and we use the number of accumulation units attributable to your policy on the date of receipt.

  We deduct the periodic fees and charges each month from your variable account value on the monthly processing date. If your monthly processing date is not a valuation date, the monthly deduction is processed on the next valuation date.

  The value of amounts allocated to the subaccounts goes up or down depending on the investment performance of the corresponding funds. There is no guaranteed minimum value of amounts invested in the subaccounts of the variable account.

How We Calculate Accumulation Unit Values. We determine the accumulation unit value for each subaccount on each valuation date.

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We generally set the accumulation unit value for a subaccount at $10 when the subaccount is first opened. After that, the accumulation unit value on any valuation date is:
The accumulation unit value for the preceding valuation date; multiplied by
The subaccount's accumulation experience factor for the valuation period.

  Every valuation period begins at 4:00 p.m. Eastern time on a valuation date and ends at 4:00 p.m. Eastern time on the next valuation date. We reserve the right to revise the definition of valuation date as needed in accordance with applicable federal securities laws and regulations.

We calculate an accumulation experience factor for each subaccount every valuation date as follows:
We take the net asset value of the underlying fund shares as reported to us by the fund managers as of the close of business on that valuation date;
We add dividends or capital gain distributions declared and reinvested by the fund during the current valuation period;
We subtract a charge for taxes, if applicable; and
We divide the resulting amount by the net asset value of the shares of the underlying fund at the close of business on the previous valuation date.
Loan Account Value
In the policy form the "loan account value" is referred to as the "Loan Amount."

  When you take a loan from your policy we transfer your loan amount to the loan account as collateral for your loan. Your loan amount includes interest payable in advance to the next policy anniversary. The loan account is part of our general account and we charge interest on amounts held in the loan account. Your loan account value is equal to your outstanding loan amount plus any interest credited on the loan account value. See Loans, page 44.

Special Features and Benefits
Loans

  You may borrow money from us by using your policy as collateral for the loan. We reserve the right to limit borrowing during the first policy year. Unless state law requires otherwise, a new loan amount must be at least $500, and the amount you may borrow is limited to 90% (75% for policies with policy dates prior to February 17, 2004) of the surrender value of your policy. After age 65, we currently allow you to borrow 100% of the surrender value. If your policy is in force as paid-up life insurance, the amount you may borrow is limited to the surrender value as of the next policy anniversary.

  When you take a loan, we transfer an amount equal to your loan to the loan account. The loan account is part of our general account specifically designed to hold collateral for policy loans and interest.

  Your loan request must be directed to our customer service center. When you request a loan you may specify the investment options from which the loan collateral will be taken. If you do not specify the investment options, the loan collateral will be taken proportionately from each active investment option you have, including the fixed account.

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If you request an additional loan, we add the new loan amount to your existing loan. This way, there is only one loan outstanding on your policy at any time.

  Loan Interest. We credit amounts held in the loan account with interest. For policies with policy dates on or after February 17, 2004, we credit interest at a current annual rate of 3.00% (guaranteed not to be less than 3.00%). For policies with policy dates prior to February 17, 2004, the current annual interest rate is 5.50% (guaranteed not to be less than 4.00%). Interest we credit is allocated to the subaccounts and fixed account in the same proportion as your current premium allocation unless you tell us otherwise.

  We also charge interest on loans. Interest is payable in advance and for policies with policy dates prior to February 17, 2004, the annual interest rate charged is 7.40%. For policies with policy dates on or after February 17, 2004, the annual interest rate charged is 4.76%.

After the tenth policy year, the annual interest rate which we charge will be reduced for that portion of the loan amount that is not greater than:
Your variable account value plus your fixed account value; minus
The sum of all premiums paid minus all partial withdrawals.

  Loans with this reduced interest rate are preferred loans. For policies with policy dates prior to February 17, 2004, the reduced annual interest rate may change at any time but is guaranteed not to exceed 5.21%. For policies with policy dates on or after February 17, 2004, the reduced annual interest rate charged is currently 2.91% but is guaranteed not to exceed 3.38%.

  Interest is payable in advance at the time you take any loan (for the rest of the policy year) and at the beginning of each policy year thereafter (for the entire policy year). If you do not pay the interest when it is due, we add it to your loan account balance.

We will refund to you any interest we have not earned if:
Your policy lapses;
You surrender your policy; or
You repay your loan.

  Loan Repayment. You may repay your loan at any time before the insured person's age 95. However, unless you tell us otherwise we will treat amounts received as premium payments and not loan repayments. You must tell us if you want a premium payment to go towards repaying your loan.

  When you make a loan repayment, we transfer an amount equal to your payment from the loan account to the subaccounts and fixed account in the same proportion as your current premium allocation, unless you tell us otherwise.

Effects of a Policy Loan. Using your policy as collateral for a loan will effect your policy in various ways. You should carefully consider the following before taking a policy loan:
If you do not make loan repayments your policy could lapse because your surrender value may not be enough to pay your fees and charges each month;

      A loan may cause the termination of the Death Benefit Guarantee because we deduct your loan amount from cumulative premiums paid when calculating whether you have paid sufficient premiums to keep the Death Benefit Guarantee in effect;

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Taking a loan reduces your opportunity to participate in the investment performance of the subaccounts and the interest guarantees of the fixed account;
Accruing loan interest will change your policy value as compared to what it would have been if you did not take a loan;
Even if you repay your loan, it will have a permanent effect on your policy value;
If you do not repay your loan we will deduct any outstanding loan account value from amounts payable under the policy; and
Loans may have tax consequences and if your policy lapses with a loan outstanding, you may have further tax consequences. See Distributions Other than Death Benefits, page 54.
Transfers

  You currently may make an unlimited number of transfers of your variable account value between the subaccounts and to the fixed account. (Transfers to or from the fixed account are not available for policies issued in New Jersey.) Transfers are subject to any conditions or limits that we or the funds whose shares are involved may impose, including:

You may generally not make transfers until after the fifteenth day following your policy date (see Allocation of Net Premium, page 25);
We reserve the right to limit you to four transfers each policy year;
Although we currently do not impose a charge for transfers, we reserve the right to charge up to $25 for each transfer; and
We may impose the transfer charge, limit the number of transfers each policy year, restrict or refuse transfers because of frequent or disruptive transfers, as described below.

  Any conditions or limits we impose on transfers between the subaccounts or to the fixed account will generally apply equally to all policy owners. However, we may impose different conditions or limits on third parties acting on behalf of policy owners, such as market timing services.

Transfers from the fixed account to the subaccounts of the variable account are subject to the following additional restrictions:
Only one transfer is permitted each policy year, and you may only make this transfer within 30 days of the anniversary of your policy date;
You may only transfer up to 50% of your fixed account value unless the balance, after the transfer, would be less than $1,000 in which event you may transfer your full fixed account value; and
Your transfer must be at least the lesser of $500 or your total fixed account value.

  We reserve the right to liberalize these restrictions on transfers from the fixed account, depending on market conditions. Any such liberalization will generally apply equally to all policy owners. However, we may impose different restrictions on third parties acting on behalf of policy owners, such as market timing services.

  We process all transfers and determine all values in connection with transfers on the valuation date we receive your request, except as described below for the dollar cost averaging or automatic rebalancing programs.

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Dollar Cost Averaging. Anytime your policy value less the loan account value is at least $5,000 and the amount of your insurance coverage is at least $100,000 you may elect dollar cost averaging.

  Dollar cost averaging is a long-term investment program through which you direct us to automatically transfer at regular intervals a specific dollar amount from any of the subaccounts to one or more of the other subaccounts or to the fixed account. We do not permit transfers from the fixed account under this program. You may request that the dollar cost averaging transfers occur on a monthly, quarterly, semi-annual or annual basis. You may discontinue this program at any time. Although we currently do not charge for this feature, we reserve the right to impose a charge in the future.

  This systematic plan of transferring policy values is intended to help reduce the risk of investing too much when the price of a fund's shares is high. It also helps reduce the risk of investing too little when the price of a fund's shares is low. Because you transfer the same dollar amount to the subaccounts each period, you purchase more units when the unit value is low and you purchase fewer units when the unit value is high.

Dollar cost averaging does not assure a profit nor does it protect you against a loss in a declining market.
You may discontinue your dollar cost averaging program at any time. We reserve the right to discontinue, modify or suspend this program, and dollar cost averaging will automatically terminate if:
We receive a request to begin an automatic rebalancing program;
The policy is in the grace period on any date when dollar cost averaging transfers are scheduled; or
The specified transfer amount from any subaccount is more than the variable account value in that subaccount.

  Automatic Rebalancing. Anytime your policy value less the loan account value is at least $10,000 and the amount of your insurance coverage is at least $200,000 you may elect automatic rebalancing. Automatic rebalancing is a program for simplifying the process of asset allocation and maintaining a consistent allocation of your variable and fixed account values among your chosen investment options. Although we currently do not charge for this feature, we reserve the right to impose a charge in the future.

  If you elect automatic rebalancing, we periodically transfer amounts among the investment options to match the asset allocation percentages you have chosen. This action rebalances the amounts in the investment options that do not match your set allocation percentages. This mismatch can happen if an investment option outperforms another investment option over the time period between automatic rebalancing transfers.

Automatic rebalancing does not assure a profit nor does it protect you against a loss in a declining market.
You may discontinue your automatic rebalancing program at any time. We reserve the right to discontinue, modify or suspend this program, and automatic rebalancing will automatically terminate if:
We receive a request to transfer policy values among the investment options;
We receive a request to begin a dollar cost averaging program;

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The policy is in the grace period on any date when automatic rebalancing transfers are scheduled; or
The sum of your variable and fixed account values is less than $7,500 on any date when automatic rebalancing transfers are scheduled.

  Limits on Frequent or Disruptive Transfers. The policy is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

Increased trading and transaction costs;
Forced and unplanned portfolio turnover;
Lost opportunity costs; and
Large asset swings that decrease the fund's ability to provide maximum investment return to all policy owners.

  This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the policy.

  We monitor transfer activity. If an individual's or organization's transfer activity (1) exceeds our then-current monitoring standard for excessive trading, (2) is identified as problematic by an underlying fund (even if the activity does not exceed our monitoring standard for excessive trading), or (3) is determined, in our sole discretion, to be not in the best interests of other policy owners we will take the following actions to deter such transfer activity. Upon the first violation, we will send a one time warning letter. A second violation will result in the suspension of transfer privileges via facsimile, telephone, email and internet, and transfer privileges will be limited to submission by regular U.S. mail for a period of six months. At the end of that period, electronic transfer privileges will be reinstated. If there is another violation after electronic transfer privileges have been reinstated, we will suspend such privileges permanently. We will notify you in writing if we take any of these actions.

  Additionally, if such transfer activity is initiated by a market-timing organization or an individual or other party authorized to give transfer instructions on behalf of multiple policy owners, we will also take the following actions, without prior notice:

Not accept transfer instructions from an agent acting on behalf of more than one policy owner; and
Not accept preauthorized transfer forms from market timers or other entities acting on behalf of more than one policy owner at a time.

  Our current definition of excessive trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs (including reoccurring rebalancing transactions under corporate owned policies) and transfers involving certain de minimis amounts when determining whether transfer activity is excessive. We reserve the right to modify our excessive trading policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of policy owners and fund investors and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all policy owners or, as applicable, to all policy owners investing in the underlying fund.

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  In addition, if an individual's or organization's transfer activity is determined, in our sole discretion, to be disruptive due to the excessive dollar amounts involved, even though the transfer activity may not fall within our then current definition of excessive trading, we will take the same actions as are described above to limit frequent transfers.

  The company does not allow exceptions to our excessive trading policy. Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

  Limits Imposed by the Funds. Orders for the purchase of fund shares may be subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation of a premium payment to a subaccount if the subaccount's investment in its corresponding fund is not accepted by the fund for any reason.

  Conversion to a Guaranteed Policy. During the first two policy years and the first two years after an increase in the amount of your insurance coverage, you may permanently convert your policy or the requested increase in insurance coverage to a guaranteed policy, unless state law requires differently. If you elect to make this change, unless state law requires that we issue to you a new guaranteed policy, we will permanently transfer the amounts you have invested in the subaccounts of the variable account to the fixed account and allocate all future net premium to the fixed account. After you exercise this right you may not allocate future premium payments or make transfers to the subaccounts of the variable account. We do not charge for this change. Contact our customer service center or your agent/registered representative for information about the conversion rights available in your state.

Partial Withdrawals

  Beginning in the second policy year you may withdraw part of your policy's surrender value. For policies with policy dates on or after February 17, 2004, 12 partial withdrawals are allowed each policy year after the tenth policy year. A partial withdrawal must be at least $500. In policy years two through 15 you may not withdraw more than 20% of your surrender value.

We currently charge $10 for each partial withdrawal, but we reserve the right to charge up to $25 for each partial withdrawal. See Partial Withdrawal Fee, page 27.

  Unless you specify a different allocation, we will take partial withdrawals from the fixed account and the subaccounts of the variable account in the same proportion that your value in each has to your policy value on the monthly processing date. We will determine these proportions at the end of the valuation period during which we receive your partial withdrawal request. For purposes of determining these proportions, we will not include any outstanding loan account value.

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  Effects of a Partial Withdrawal. We will reduce the policy value by the amount of a partial withdrawal. We will also reduce the death benefit by an amount equal to the factor from the definition of life insurance factors described in Appendix A multiplied by the amount of the partial withdrawal. A partial withdrawal may also cause the termination of the Death Benefit Guarantee because we deduct the amount of the partial withdrawal from the total premiums paid when calculating whether you have paid sufficient premiums in order to maintain the Death Benefit Guarantee.

  If death benefit Option 1 is in effect, we will decrease the amount of insurance coverage by the amount of a partial withdrawal. Decreases in insurance coverage on policies with multiple coverage segments will be made in the following order:

From the most recent segment;
From the next more recent segments successively; and
From the initial segment.
Therefore, partial withdrawals may affect the way in which the cost of insurance is calculated and the amount of pure insurance protection under the policy. See Cost of Insurance, page 29.
If death benefit Option 2 is in effect, a partial withdrawal will not affect the amount of insurance coverage.
We will not allow a partial withdrawal if the amount of insurance coverage after the withdrawal would be less than $50,000 ($25,000 for policies with policy dates prior to February 17, 2004).
A partial withdrawal may have tax consequences depending on the circumstances of such withdrawal. See Tax Status of the Policy, page 53.
Paid-Up Life Insurance

  You may elect, at any time before the insured person's age 95, to apply the surrender value to purchase fixed paid up life insurance. However, if the insured is alive at age 95, the surrender value will, unless we are notified in writing otherwise, be automatically applied to purchase fixed paid-up life insurance. The amount by which any paid up insurance will exceed the surrender value cannot be greater than the amount by which the death benefit exceeds the policy value. Any surrender value not used to purchase paid-up life insurance will be paid to you in cash and treated as a partial distribution for federal income tax purposes.

If your policy is continued in force as fixed paid-up life insurance:
The surrender value is transferred to the fixed account;
You cannot pay additional premiums;
You cannot take any partial withdrawals; and
We will not deduct any further periodic fees and charges.
Applying your policy's surrender value to purchase paid up insurance may have tax consequences. See Tax Status of the Policy, page 53.

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Termination of Coverage
Your insurance coverage will continue under the policy until you surrender your policy or it lapses.
Surrender

  You may surrender your policy for its surrender value any time after the free look period while the insured person is alive. Your surrender value is your policy value minus any surrender charge, loan amount and unpaid fees and charges.

In the policy form the "surrender value" is referred to as the "Cash Surrender Value."
You may take your surrender value in other than one payment.

  We compute your surrender value as of the valuation date we receive your written surrender request and policy (or lost policy form) at our customer service center. All insurance coverage ends on the date we receive your surrender request and policy.

Surrender of your policy may have adverse tax consequences. See Distributions Other than Death Benefits, page 54.
Lapse
Your policy will not lapse and your insurance coverage under the policy will continue if on any monthly processing date:
The Death Benefit Guarantee is in effect; or
Your surrender value is enough to pay the periodic fees and charges when due.

  Grace Period. If on a monthly processing date you do not meet either of these conditions, your policy will enter the 61-day grace period during which you must make a sufficient premium payment to avoid having your policy lapse and insurance coverage terminate.

  We will notify you that your policy is in a grace period at least 30 days before it ends. We will send this notice to you (or a person to whom you have assigned your policy) at your last known address in our records. We will notify you of the premium payment necessary to prevent your policy from lapsing. This amount generally equals the past due charges, plus the estimated periodic fees and charges and charges of any optional rider benefits for the next two months. If we receive payment of the required amount before the end of the grace period, we apply it to your policy in the same manner as your other premium payments, then we deduct the overdue amounts from your policy value.

  If you do not pay the full amount within the 61-day grace period, your policy and its riders will lapse without value. We withdraw your remaining variable and fixed account values, deduct amounts you owe us and inform you that your coverage has ended.

If the insured person dies during the grace period, we do pay death benefit proceeds to your beneficiaries with reductions for your loan amount and periodic fees and charges owed.

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  During the early policy years your surrender value (even when supplemented by the sales charge refund) will generally not be enough to cover the periodic fees and charges each month, and you will generally need to pay at least the minimum premium amount (to maintain the Death Benefit Guarantee) for the policy not to lapse.

If your policy lapses, any distribution of policy value may be subject to current taxation. See Distributions Other than Death Benefits, page 54.
Reinstatement

  Reinstatement means putting a lapsed policy back in force. You may reinstate a lapsed policy by written request any time within five years after it has lapsed. A policy that was surrendered may not be reinstated.

  To reinstate the policy and any riders, you must submit evidence of insurability satisfactory to us and pay a premium large enough to keep the policy and any rider benefits in force for at least two months. If you had a policy loan existing when coverage lapsed, we will reinstate it with accrued loan interest to the date of the lapse.

A lapsed Death Benefit Guarantee cannot, unless otherwise allowed under state law, be reinstated after the fifth policy year.

  A policy that lapses during a seven pay testing period and is reinstated more than 90 days after lapsing will be classified as a modified endowment contract for tax purposes. In general, a seven pay testing period is the first seven policy years and the first seven years after certain changes to your policy. You should consult with a qualified adviser to determine whether reinstating a lapsed policy will cause it to be classified as a modified endowment contract. See Modified Endowment Contracts, page 55.

TAX CONSIDERATIONS

  The following summary provides a general description of the federal income tax considerations associated with the policy and does not purport to be complete or to cover federal estate, gift and generation-skipping tax implications, state and local taxes or other tax situations. This discussion is not intended as tax advice. Counsel or other qualified tax advisers should be consulted for more complete information. This discussion is based upon our understanding of the present federal income tax laws. No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service ("IRS").

The following discussion generally assumes that the policy will qualify as a life insurance contract for federal tax purposes.

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Tax Status of the Company

  We are taxed as a life insurance company under the Internal Revenue Code. The variable account is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the company. We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the policy. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to us. In addition, any foreign tax credits attributable to the separate account will first be used to reduce any income taxes imposed on the variable account before being used by the company.

  In summary, we do not expect that we will incur any federal income tax liability attributable to the variable account and we do not intend to make provisions for any such taxes. However, if changes in the federal tax laws or their interpretation result in our being taxed on income or gains attributable to the variable account, then we may impose a charge against the variable account (with respect to some or all of the policies) to set aside provisions to pay such taxes.

Tax Status of the Policy

  This policy is designed to qualify as a life insurance contract under the Internal Revenue Code. All terms and provisions of the policy shall be construed in a manner which is consistent with that design. In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a policy must satisfy certain requirements which are set forth in Section 7702 of the Internal Revenue Code. Specifically, the policy must meet the requirements of the guideline premium test. See Death Benefit Qualification Test, page 35. If your variable life policy does not satisfy this test, it will not be treated as life insurance under Internal Revenue Code 7702. You would then be subject to federal income tax on your policy income as you earn it. While there is very little guidance as to how these requirements are applied, we believe it is reasonable to conclude that our policies satisfy the applicable requirements. If it is subsequently determined that a policy does not satisfy the applicable requirements, we will take appropriate and reasonable steps to bring the policy into compliance with such requirements and we See Tax Treatment of Policy Death Benefits, page 54.

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Diversification and Investor Control Requirements

  In addition to meeting the Internal Revenue Code Section 7702 guideline premium test, Internal Revenue Code Section 817(h) requires separate account investments, such as our variable account, to be adequately diversified. The Treasury has issued regulations which set the standards for measuring the adequacy of any diversification. To be adequately diversified, each subaccount must meet certain tests. If your variable life policy is not adequately diversified under these regulations, it is not treated as life insurance under Internal Revenue Code Section 7702. You would then be subject to federal income tax on your policy income as you earn it. Each subaccount's corresponding fund has represented that it will meet the diversification standards that apply to your policy. If it is determined that your variable life policy does not satisfy the applicable diversification regulations, we will take appropriate and reasonable steps to bring your policy into compliance with such regulations and we reserve the right to modify your policy as necessary in order to do so.

  In certain circumstances, owners of a variable life insurance policy have been considered, for federal income tax purposes, to be the owners of the assets of the separate account supporting their policies, due to their ability to exercise investment control over such assets. When this is the case, the policy owners have been currently taxed on income and gains attributable to the separate account assets. Your ownership rights under your policy are similar to, but different in some ways from those described by the IRS in rulings in which it determined that policy owners are not owners of separate account assets. For example, you have additional flexibility in allocating your premium payments and your policy values. These differences could result in the IRS treating you as the owner of a pro rata share of the variable account assets. We do not know what standards will be set forth in the future, if any, in Treasury regulations or rulings. We reserve the right to modify your policy, as necessary, to try to prevent you from being considered the owner of a pro rata share of the variable account assets, or to otherwise qualify your policy for favorable tax treatment.

Tax Treatment of Policy Death Benefits

  The death benefit, or an accelerated death benefit, under a policy is generally excludable from the gross income of the beneficiary(ies) under Section 101(a)(1) of the Internal Revenue Code. However, there are exceptions to this general rule. Additionally, federal and local transfer, estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary(ies). A qualified tax adviser should be consulted about these consequences.

Distributions Other than Death Benefits

  Generally, the policy owner will not be taxed on any of the policy value until there is a distribution. When distributions from a policy occur, or when loan amounts are taken from or secured by a policy, the tax consequences depend on whether or not the policy is a "modified endowment contract."

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Modified Endowment Contracts

  Under the Internal Revenue Code, certain life insurance contracts are classified as "modified endowment contracts" and are given less favorable tax treatment than other life insurance contracts. Due to the flexibility of the policies as to premiums and benefits, the individual circumstances of each policy will determine whether or not it is classified as a modified endowment contract. The rules are too complex to be summarized here, but generally depend on the amount of premiums we receive during the first seven policy years. Certain changes in a policy after it is issued, such as reduction or increase in benefits or policy reinstatement, could also cause it to be classified as a modified endowment contract. A current or prospective policy owner should consult with a qualified adviser to determine whether or not a policy transaction will cause the policy to be classified as a modified endowment contract.

  If a policy becomes a modified endowment contract, distributions that occur during the policy year will be taxed as distributions from a modified endowment contract. In addition, distributions from a policy within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

  Additionally, all modified endowment contracts that are issued by us (or our affiliates) to the same policy owner during any calendar year are treated as one modified endowment contract for purposes of determining the amount includible in the policy owner's income when a taxable distribution occurs.

Once a policy is classified as a modified endowment contract, the following tax rules apply both prospectively and to any distributions made in the prior two years:

      All distributions other than death benefits, including distributions upon surrender and withdrawals, from a modified endowment contract will be treated first as distributions of gain, if any, taxable as ordinary income. Amounts will be treated as tax-free recovery of the policy owner's investment in the policy only after all gain has been distributed. The amount of gain in the policy will be equal to the difference between the policy's value and the investment in the policy;

      Loan amounts taken from or secured by a policy classified as a modified endowment contract, and also assignments or pledges of such a policy (or agreements to assign or pledge such a policy), are treated as distributions and taxed first as distributions of gain, if any, taxable as ordinary income and as tax-free recovery of the policy owner's investment in the policy only after all gain has been distributed; and

      A 10% additional income tax penalty may be imposed on the distribution amount subject to income tax. This tax penalty generally does not apply to distributions (1) made on or after the date on which the taxpayer attains age 591/2; (b) which are attributable to the taxpayer becoming disabled (as defined in the Internal Revenue Code); or (c) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. Consult a qualified tax adviser to determine whether or not you may b subject to this penalty tax.

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Policies That Are Not Modified Endowment Contracts

  Distributions other than death benefits from a policy that is not classified as a modified endowment contract are generally treated first as a recovery of the policy owner's investment in the policy. Only after the recovery of all investment in the policy is there taxable income. However, certain distributions made in connection with policy benefit reductions during the first 15 policy years may be treated in whole or in part as ordinary income subject to tax. Consult a qualified tax adviser to determine whether or not any distributions made in connection with a reduction in policy benefits will be subject to tax.

  Loan amounts from or secured by a policy that is not a modified endowment contract are generally not taxed as distributions. However, the tax consequences of such a loan that is outstanding after policy year ten are uncertain and a qualified tax adviser should be consulted about such loans. Finally, neither distributions from, nor loan amounts from or secured by, a policy that is not a modified endowment contract are subject to the 10% additional income tax.

Investment in the Policy

  Your investment in the policy is generally the total of your aggregate premiums. When a distribution is taken from the policy, your investment in the policy is reduced by the amount of the distribution that is tax free.

Other Tax Matters
Policy Loans

  In general, interest on a policy loan will not be deductible. A limited exception to this rule exists for certain interest paid in connection with certain "key person" insurance. You should consult a qualified tax adviser to determine whether you qualify under this exception.

  Moreover, the tax consequences associated with a preferred loan (preferred loans are loans where the interest rate charged is less than or equal to the interest rate credited) available in the policy are uncertain. Before taking out a policy loan, you should consult a qualified tax adviser as to the tax consequences.

  If a loan from a policy is outstanding when the policy is surrendered or lapses, then the amount of the outstanding indebtedness will be added to the amount treated as a distribution from the policy and will be taxed accordingly.

Accelerated Death Benefit Rider

  We believe that payments under the Accelerated Death Benefit Rider should be fully excludable from the gross income of the beneficiary if the beneficiary is the insured under the policy, or is an individual who has no business or financial connection with the insured. (See Accelerated Death Benefit Rider, page 41, for more information about this rider.) However, you should consult a qualified tax adviser about the consequences of adding this rider to a policy or requesting payment under this rider.

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Continuation of a Policy

  The tax consequences of continuing the policy after the insured person reaches age 100 are unclear. For example, in certain situations it is possible that after the insured person reaches age 100, the IRS could treat you as being in constructive receipt of the policy value if the policy value becomes equal to the death benefit. If this happens, an amount equal to the excess of the policy value over the investment in the policy would be includible in your income at that time. Because we believe the policy will continue to constitute life insurance at that time and the IRS has not issued any guidance on this issue, we do not intend to tax report any earnings due to the possibility of constructive receipt in this circumstance. You should consult a qualified tax adviser if you intend to keep the policy in force after the insured person reaches age 100.

Section 1035 Exchanges

  Internal Revenue Code Section 1035 provides, in certain circumstances, that no gain or loss will be recognized on the exchange of one life insurance policy solely for another life insurance policy or an endowment or annuity contract. Special rules and procedures apply to 1035 exchanges. These rules can be complex, and if you wish to take advantage of Section 1035, you should consult your qualified tax adviser.

Tax-exempt Policy Owners

  Special rules may apply to a policy that is owned by a tax-exempt entity. Tax-exempt entities should consult a qualified tax adviser regarding the consequences of purchasing and owning a policy. These consequences could include an effect on the tax-exempt status of the entity and the possibility of the unrelated business income tax.

Tax Law Changes

  Although the likelihood of legislative action is uncertain, there is always the possibility that the tax treatment of the policy could be changed by legislation or otherwise. You should consult a qualified tax adviser with respect to legislative developments and their effect on the policy.

Policy Changes to Comply with the Law

  So that your policy continues to qualify as life insurance under the Internal Revenue Code, we reserve the right to refuse to accept all or part of your premium payments or to change your death benefit. We may refuse to allow you to make partial withdrawals that would cause your policy to fail to qualify as life insurance. We also may make changes to your policy or its riders or make distributions from your policy to the degree that we deem necessary to qualify your policy as life insurance for tax purposes.

If we make any change of this type, it applies the same way to all affected policies.
Any increase in your death benefit will cause an increase in your cost of insurance charges.

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Policy Availability and Qualified Plans

  The policy is not available for sale to and cannot be acquired with funds that are assets of (i) an employee benefit plan as defined in Section 3(3) of the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), and that is subject to Title I of ERISA; (ii) a plan described in Section 4975(e)(1) of the Internal Revenue Code; or (iii) an entity whose underlying assets include plan assets by reason of the investment by an employee benefit plan or other plan in such entity within the meaning of 29 C.F.R. Section 2510.3-101 or otherwise.

Policy owners may use the policy in various other arrangements, including:
Non-qualified deferred compensation or salary continuance plans;
Split dollar insurance plans;
Executive bonus plans;
Retiree medical benefit plans; and
Other plans.

  The tax consequences of these plans may vary depending on the particular facts and circumstances of each arrangement. If you want to use your policy with any of these various arrangements, you should consult a qualified tax adviser regarding the tax issues of your particular arrangement.

Life Insurance Owned by Businesses

  In recent years, Congress has adopted new rules relating to life insurance owned by businesses. For example, in the case of a policy issued to a nonnatural taxpayer, or held for the benefit of such an entity, a portion of the taxpayer's otherwise deductible interest expenses may not be deductible as a result of ownership of a policy even if no loans are taken under the policy. (An exception to this rule is provided for certain life insurance contracts which cover the life of an individual who is a 20% owner, or an officer, director, or employee of a trade or business.) As another example, special rules apply if you are subject to the alternative minimum tax. Any business contemplating the purchase of a new policy or a change in an existing policy should consult a qualified tax adviser.

Income Tax Withholding

  The IRS requires us to withhold income taxes from any portion of the amounts individuals receive in a taxable transaction. We generally do not withhold income taxes if you elect in writing not to have withholding apply. If the amount withheld for you is insufficient to cover income taxes, you will have to pay income taxes and possibly penalties later.

Policy Transfers

  The transfer of the policy or designation of a beneficiary may have federal, state and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. The individual situation of each policy owner or beneficiary will determine the extent, if any, to which federal, state and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

You should consult qualified legal or tax advisers for complete information on federal, state, local and other tax considerations.
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ADDITIONAL INFORMATION
General Policy Provisions
Your Policy
The policy is a contract between you and us and is the combination of:
Your policy;
A copy of your original application and applications for benefit increases or decreases;
Your riders;
Your endorsements;
Your policy schedule pages; and
Your reinstatement applications.

  If you make a change to your coverage, we give you a copy of your changed application and new policy schedules. If you send your policy to us, we attach these items to your policy and return it to you. Otherwise, you need to attach them to your policy.

Unless there is fraud, we consider all statements made in an application to be representations and not guarantees. We use no statement to deny a claim, unless it is in an application.
A president or other officer of our company and our secretary or assistant secretary must sign all changes or amendments to your policy. No other person may change its terms or conditions.
Age

  We issue your policy at the insured person's age (stated in your policy schedule) based on the last birthday as of the policy date. On the policy date, the insured person can generally be no more than age 80.

  We often use age to calculate rates, charges and values. We determine the insured person's age at a given time by adding the number of completed policy years to the age calculated at issue and shown in the schedule.

Ownership

  The original owner is the person named as the owner in the policy application. The owner can exercise all rights and receive benefits during the life of the insured person. These rights include the right to change the owner, beneficiaries or the method designated to pay death benefit proceeds.

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As a matter of law, all rights of ownership are limited by the rights of any person who has been assigned rights under the policy and any irrevocable beneficiaries.

  You may name a new owner by giving us written notice. The effective date of the change to the new owner is the date the prior owner signs the notice. However, we will not be liable for any action we take before a change is recorded at our customer service center. A change in ownership may cause the prior owner to recognize taxable income on gain under the policy.

Beneficiaries

  You, as owner, name the beneficiaries when you apply for your policy. The primary beneficiaries who survive the insured person receive the death benefit proceeds. Other surviving beneficiaries receive death benefit proceeds only if there is no surviving primary beneficiaries. If more than one beneficiary survives the insured person, they share the death benefit proceeds equally, unless you specify otherwise. If none of your policy beneficiaries has survived the insured person, we pay the death benefit proceeds to you or to your estate, as owner.

  You may name new beneficiaries during the insured person's lifetime. We pay death benefit proceeds to the beneficiaries whom you have most recently named according to our records. We do not make payments to multiple sets of beneficiaries. The designation of certain beneficiaries may have tax consequences. See Other Tax Matters, page 56.

Collateral Assignment

  You may assign your policy by sending written notice to us. After we record the assignment, your rights as owner and the beneficiaries' rights (unless the beneficiaries were made irrevocable beneficiaries under an earlier assignment) are subject to the assignment. It is your responsibility to make sure the assignment is valid. The transfer or assignment of a policy may have tax consequences. See Other Tax Matters, page 56.

Incontestability
In the policy form the "policy date" is referred to as the "Issue Date."

  After your policy has been in force and the insured person is alive for two years from your policy date and from the effective date of any new coverage segment, an increase in any other benefit or reinstatement, we will not question the validity of statements in your applicable application.

Misstatements of Age or Gender

  Notwithstanding the Incontestability provision above, if the insured person's age or gender has been misstated, we adjust the death benefit to the amount which would have been purchased for the insured person's correct age and gender. We base the adjusted death benefit on the cost of insurance charges deducted from your policy value on the last monthly processing date before the insured person's death, or as otherwise required by law.

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If unisex cost of insurance rates apply, we do not make any adjustments for a misstatement of gender.
Suicide
If the insured person commits suicide (while sane or insane) within two years of your policy date, unless otherwise required by law, we limit death benefit proceeds to:
The total premium we receive to the time of death; minus
Outstanding loan amount; minus
Partial withdrawals taken.

  We make a limited payment to the beneficiaries for a new coverage segment or other increase if the insured person commits suicide (while sane or insane) within two years of the effective date of a new coverage segment or within two years of an increase in any other benefit, unless otherwise required by law. The limited payment is equal to the cost of insurance charges which were deducted for the increase.

Anti-Money Laundering

  In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that serve to assure that our customers' identities are properly verified and that premiums are not derived from improper sources.

  Under our anti-money laundering program, we may require policy owners, insured persons and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

  We may also limit the types of premium payments (travelers cheques, for example) or the amount of certain types of premium payments (money orders totaling more than $5,000, for example) that we will accept.

  We may also refuse to accept certain forms of premium payments or loan repayments (traveler's cheques, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment to you and your policy either entering the 61-day grace period or lapsing. See Lapse, page 51. See also Premium Payments Affect Your Coverage, page 25.

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Transaction Processing
Generally, within seven days of when we receive all information required to process a payment, we pay:
Death benefit proceeds;
Surrender value;
Partial withdrawals; and
Loan proceeds.
We may delay processing these transactions if:
The New York Stock Exchange is closed for trading;
Trading on the New York Stock Exchange is restricted by the SEC;
There is an emergency so that it is not reasonably possible to sell securities in the subaccounts or to determine the value of a subaccount's assets; and
A governmental body with jurisdiction over the variable account allows suspension by its order.
SEC rules and regulations generally determine whether or not these conditions exist.
We execute transfers among the subaccounts as of the valuation date of our receipt of your request at our customer service center.
We determine the death benefit as of the date of the insured person's death. The death benefit proceeds are not affected by subsequent changes in the value of the subaccounts.

  We may delay payment from our fixed account for up to six months, unless law requires otherwise, of surrender proceeds, withdrawal amounts or loan amounts. If we delay payment more than 30 days, we pay interest at our declared rate (or at a higher rate if required by law) from the date we receive your complete request.

Notification and Claims Procedures
Except for certain authorized telephone requests, we must receive in writing any election, designation, change, assignment or request made by the owner.

  You must use a form acceptable to us. We are not liable for actions taken before we receive and record the written notice. We may require you to return your policy for policy changes or if you surrender it.

  If the insured person dies while your policy is in force, please let us know as soon as possible. We will send you instructions on how to make a claim. As proof of the insured person's death, we may require proof of the deceased insured person's age and a certified copy of the death certificate.

  The beneficiaries and the deceased insured person's next of kin may need to sign authorization forms. These forms allow us to get information such as medical records of doctors and hospitals used by the deceased insured person.

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Telephone Privileges

  Telephone privileges are automatically provided to you and your agent/registered representative, unless you decline it on the application or contact our customer service center. Telephone privileges allow you or your agent/registered representative to call our customer service center to:

Make transfers;
Change premium allocations;
Change your dollar cost averaging and automatic rebalancing programs;
Request partial withdrawals; and
Request a loan.
Our customer service center uses reasonable procedures to make sure that instructions received by telephone are genuine. These procedures may include:
Requiring some form of personal identification;
Providing written confirmation of any transactions; and
Tape recording telephone calls.

  By accepting telephone privileges, you authorize us to record your telephone calls with us. If we use reasonable procedures to confirm instructions, we are not liable for losses from unauthorized or fraudulent instructions. We may discontinue or limit this privilege at any time. See Limits on Frequent or Disruptive Transfers, page 48.

  Telephone and facsimile privileges may not always be available. Telephone or fax systems, whether yours, your service provider's or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by written request.

Non-participation
Your policy does not participate in the surplus earnings of ReliaStar Life Insurance Company.
Advertising Practices and Sales Literature
We may use advertisements and sales literature to promote this product, including:
Articles on variable life insurance and other information published in business or financial publications;
Indices or rankings of investment securities; and
Comparisons with other investment vehicles, including tax considerations.

  We may use information regarding the past performance of the subaccounts and funds. Past performance is not indicative of future performance of the subaccounts or funds and is not reflective of the actual investment experience of policy owners.

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  We may feature certain subaccounts, the underlying funds and their managers, as well as describe asset levels and sales volumes. We may refer to past, current, or prospective economic trends and investment performance or other information we believe may be of interest to our customers.

Settlement Options

  You may elect to take the surrender value in other than one lump-sum payment. Likewise, you may elect to have the beneficiaries receive the death benefit proceeds other than in one lump-sum payment, if you make this election during the insured person's lifetime. If you have not made this election, the beneficiaries may do so within 60 days after we receive proof of the insured person's death.

  The investment performance of the subaccounts does not affect payments under these settlement options. Instead, interest accrues at a fixed rate based on the option you choose. Payment options are subject to our rules at the time you make your selection. Currently, a periodic payment must be at least $25 and the total proceeds must be at least $2,500.

The following settlement options are available:
Option 1 - The proceeds are left with us to earn interest. Withdrawals and any changes are subject to our approval;
Option 2 - The proceeds and interest are paid in equal installments of a specified amount until the proceeds and interest are all paid;
Option 3 - The proceeds and interest are paid in equal installments for a specified period until the proceeds and interest are all paid;

      Option 4 - The proceeds provide an annuity payment with a specified number of months. The payments are continued for the life of the primary payee. If the primary payee dies before the certain period is over, the remaining payments are paid to a contingent payee;

Option 5 - The proceeds provide a life income for two payees. When one payee dies, the surviving payee receives two-thirds of the amount of the joint monthly payment for life; and

      Option 6 - The proceeds are used to provide an annuity based on the rates in effect when the proceeds are applied. We will not apply this option if a similar option would be more favorable to the payee at that time.

  Interest on Settlement Options. We base the interest rate for proceeds applied under Options 1 and 2 on the interest rate we declare on money that we consider to be in the same classification based on the option, restrictions on withdrawal and other factors. The interest rate will never be less than an effective annual rate of 3.50%.

  In determining amounts we pay under Options 3 and 4, we assume interest at an effective annual rate of 3.50%. Also, for Option 3 and periods certain under Option 4, we credit any excess interest we may declare on money that we consider to be in the same classification based on the option, restrictions on withdrawal and other factors.

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If none of these settlement options have been elected, your surrender value or the death benefit proceeds will be paid in one lump-sum payment.

  Unless you request otherwise, death benefit proceeds generally will be paid into an interest bearing account which is backed by our general account and can be accessed by the beneficiary through a checkbook feature. The beneficiary may access the death benefit proceeds at any time without penalty. Interest earned on this account may be less than interest paid on other settlement options. We may also pay your surrender value using this checkbook feature.

Reports

  Annual Statement. We will send you an annual statement once each year free of charge showing the amount of insurance coverage under your policy as well as your policy's death benefit, policy and surrender values, the amount of premiums you have paid, the amounts you have withdrawn, borrowed or transferred and the fees and charges we have imposed since the last statement.

Additional statements are available upon request. We may make a charge not to exceed $50 for each additional annual statement you request. See Excess Annual Report Fee, page 29.
We send semi-annual reports with financial information on the funds, including a list of investment holdings of each fund.

  We send confirmation notices to you throughout the year for certain policy transactions such as transfers between investment options, partial withdrawals and loans. You are responsible for reviewing the confirmation notices to verify that the transactions are being made as requested.

  Illustrations. To help you better understand how your policy values will vary over time under different sets of assumptions, we will provide you with a personalized illustration projecting future results based on the age and risk classification of the insured person and other factors such as the amount of insurance coverage, death benefit option, premiums and rates of return (within limits) you specify. We may make a charge not to exceed $50 for each illustration you request after the first in a policy year. See Excess Illustration Fee, page 28.

  Other Reports. We will mail to you at your last known address of record at least annually a report containing such information as may be required by any applicable law. To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the funds, will be mailed to your household, even if you or other persons in your household have more than one policy issued by us or an affiliate. Call our customer service center at 1-877-886-5050 if you need additional copies of financial reports, prospectuses, historical account information or annual or semi-annual reports or if you would like to receive one copy for each policy in all future mailings.

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Distribution of the Policies

  The company's affiliate, ING America Equities, Inc., serves as the principal underwriter (distributor) for the policies. ING America Equities, Inc. was organized under the laws of the State of Colorado on September 27, 1993 and is registered as a broker/dealer with the SEC and the National Association of Securities Dealers, Inc. We pay ING America Equities, Inc. under a distribution agreement dated May 1, 2002. ING America Equities, Inc.'s principal office is located at 1290 Broadway, Denver, Colorado 80203-5699.

  ING America Equities, Inc. offers the securities under the policies on a continuous basis. For the years ended December 31, 2004, 2003 and 2002, the aggregate amount paid to ING America Equities, Inc. under our distribution agreement was $31,102,593, $24,581,359 and $50,355,543, respectively.

  We sell our policies through licensed insurance agents who are registered representatives of affiliated and unaffiliated broker/dealers. All broker/dealers who sell this policy have entered into selling agreements with us and ING America Equities, Inc. Under these selling agreements, we pay a distribution allowance to broker/dealers, who in turn pay commissions to their agents/registered representatives who sell this policy.

  We pay a distribution allowance of up to 100% of premium we receive up to the target premium necessary to maintain the Death Benefit Guarantee for the first policy year and lower thereafter. Additionally, broker/dealers will also receive asset based commissions of up to 5.00% annually of renewal premium received each policy year plus 0.10% annually of the net policy value as a trail commission.

  Generally, the distribution allowances/commissions paid on premiums for base coverage under the policy are greater than those paid on premiums for coverage under the Term Insurance Rider. Be aware of this and discuss with your agent/registered representative the right blend of base coverage and Term Insurance Rider coverage for you.

In addition to these distribution allowances/commissions, we may also pay other amounts to broker/dealers and/or their agents/registered representatives. These amounts may include:

      Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on insurance sales;

Wholesaler fees and marketing allowances based on aggregate commissions paid during the year;

      Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;

Sponsor payments or reimbursements for broker/dealers to use in sales contests for their agents/registered representatives. We do not hold contests directly based on sales of this product; and

      Certain overrides, bonuses and other benefits which may include cash compensation based on the amount of earned commissions, agent/representative recruiting and other activities that promote the sale of policies.

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  We pay dealer concessions, wholesaling fees, bonuses, overrides, other allowances and benefits and the costs of all other incentives or training programs from our resources which include sales charges.

  The following list shows the top 25 selling firms that, during 2004, received the most, in the aggregate, from us in connection with the sale of all of our variable life insurance policies, ranked by total dollars received:

Linsco/Private Ledger Corp.
Raymond James Financial Services, Inc.
H. Beck, Inc.
Stanley Laman Group Securities, LLC
Commonwealth Financial Network
FSC Securities Corporation
Securities Service Network, Inc.
Lincoln Financial Advisors Corporation
Institutional Securities Corp.
Centaurus Financial, Inc.
SII Investments, Inc.
American Express Financial Advisors
InterSecurities, Inc.
AG Edwards & Sons
PlanMember Securities Corporation
MONY Securities Corporation
Cambridge Investment Research, Inc.
Underwriters Equity Corporation
Oberlin Financial Corporation
Financial Network Investments Corporation
JJB Hilliard, WL Lyons, Inc.
Westminster Financial Securities, Inc.
ProEquities, Inc.
Raymond James & Associates, Inc.
Walnut Street Securities, Inc.

Trading - Industry Developments

  Like many financial services companies, the company and certain of its U.S. affiliates ("ING U.S.") have received formal and informal requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading of mutual fund shares. In each case ING U.S. has cooperated fully with each request. The company is also reviewing its policies and procedures in this area.

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Legal Proceedings
We are not aware of any pending legal proceedings which involve the variable account as a party.

  We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse affect on our ability to meet our obligations under the policy.

  ING America Equities, Inc., the principal underwriter and distributor of the policy, is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse affect on its ability to distribute the policy.

Financial Statements

  Financial statements of the variable account and the company are contained in the Statement of Additional Information. To request a free Statement of Additional Information, please contact our customer service center at the address or telephone number on the back of this prospectus.

68 - SelectHLife II
APPENDIX A
Definition of Life Insurance Factors

Guideline Premium Test Factors

Attained Age	Factor	Attained Age	Factor	Attained Age	Factor	Attained Age	Factor	Attained Age	Factor
0-40	2.50	49	1.91	58	1.38	67	1.18	91	1.04
41	2.43	50	1.85	59	1.34	68	1.17	92	1.03
42	2.36	51	1.78	60	1.30	69	1.16	93	1.02
43	2.29	52	1.71	61	1.28	70	1.15	94	1.01
44	2.22	53	1.64	62	1.26	71	1.13	95 +	1.00
45	2.15	54	1.57	63	1.24	72	1.11
46	2.09	55	1.50	64	1.22	73	1.09
47	2.03	56	1.46	65	1.20	74	1.07
48	1.97	57	1.42	66	1.19	75 - 90	1.05

A-1
APPENDIX B
Funds Available Through the Variable Account

  The following chart lists the funds, the investment advisers and subadvisers to the funds and summary information regarding the investment objective of each fund. For information about each fund's expenses, see the Fund Expense Table beginning on page 13 of this prospectus. More detailed information about the funds can be found in the current prospectus and Statement of Additional Information for each fund.

  There is no assurance that the stated objectives and policies of any of the funds will be achieved. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the 1940 Act.

Fund Name	Investment Adviser/ Subadviser	Investment Objective
American Funds Insurance Series - Growth Fund (Class 2)	Investment Adviser: Capital Research and Management Company	Seeks growth of capital.
American Funds Insurance Series - Growth-Income Fund (Class 2)	Investment Adviser: Capital Research and Management Company	Seeks capital growth and income over time.
American Funds Insurance Series - International Fund (Class 2)	Investment Adviser: Capital Research and Management Company	Seeks growth of capital over time.
Fidelity® VIP Contrafund® Portfolio (Initial Class)

  Investment Adviser:
  Fidelity Management & Research Company
  Subadvisers:
  Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.

Seeks long-term capital appreciation.
Fidelity® VIP Equity-Income Portfolio (Initial Class)	Investment Adviser: Fidelity Management & Research Company Subadviser: FMR Co., Inc.	Seeks reasonable income.
Fidelity® VIP Growth Portfolio (Initial Class)	Investment Adviser: Fidelity Management & Research Company Subadviser: FMR Co., Inc.	Seeks to achieve capital appreciation.

B-1

Fund Name	Investment Adviser/ Subadviser	Investment Objective
Fidelity® VIP High Income Portfolio (Initial Class)

  Investment Adviser:
  Fidelity Management & Research Company
  Subadvisers:
  Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.

Seeks a high level of current income while also considering growth of capital.
Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	Investment Adviser: Fidelity Management & Research Company Subadviser: Fidelity Investments Money Management, Inc.	Seeks as high a level of current income as is consistent with the preservation of capital.
ING AIM Mid Cap Growth Portfolio (Class S)	Investment Adviser: Directed Services, Inc. Subadviser: A I M Capital Management, Inc.	Seeks capital appreciation.
ING Alliance Mid-Cap Growth Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Alliance Capital Management, L.P.	Seeks long-term total return.
ING Evergreen Health Sciences Portfolio (Class S)	Investment Adviser: Directed Services, Inc. Subadviser: Evergreen Investment Management Company, LLC	A non-diversified portfolio that seeks long-term capital growth.
ING Evergreen Omega Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Evergreen Investment Management Company, LLC	Seeks long-term capital growth.
ING FMRSM Earnings Growth Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Fidelity Management & Research Co.	Seeks growth of capital over the long term.
ING Global Resources Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Baring International Investment Limited	A nondiversified portfolio that seeks long-term capital appreciation.
ING JP Morgan Small Cap Equity Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital growth over the long term.

B-2

Fund Name	Investment Adviser/ Subadviser	Investment Objective
ING JP Morgan Value Opportunities Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: J.P. Morgan Investment Management Inc.	Seeks to provide long-term capital appreciation.
ING Julius Baer Foreign Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Julius Baer Investment Management, LLC	Seeks long-term growth of capital.
ING Legg Mason Value Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Legg Mason Funds Management, Inc.	A non-diversified portfolio that seeks long-term growth of capital.
ING Limited Maturity Bond Portfolio (Class S)	Investment Adviser: Directed Services, Inc. Subadviser: ING Investment Management Co.

  Seeks highest current income consistent with low risk to principal and liquidity and secondarily, seeks to enhance its total return through capital appreciation when market factors indicate that capital appreciation may be available without significant risk to principal.

ING Liquid Assets Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: ING Investment Management Co.	Seeks high level of current income consistent with the preservation of capital and liquidity.
ING MFS Mid Cap Growth Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Massachusetts Financial Services Company	Seeks long-term growth of capital.
ING MFS Total Return Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Massachusetts Financial Services Company	Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital.
ING MFS Utilities Portfolio (Class S)	Investment Adviser: Directed Services, Inc. Subadviser: Massachusetts Financial Services Company	A non-diversified portfolio that seeks capital growth and current income.
ING Marsico Growth Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Marsico Capital Management, LLC	Seeks capital appreciation.
ING Marsico International Opportunities Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Marsico Capital Management, LLC	Seeks long-term growth of capital.
B-3

Fund Name	Investment Adviser/ Subadviser	Investment Objective
ING Mercury Focus Value Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Mercury Advisors	Seeks long-term growth of capital.
ING Mercury Large Cap Growth Portfolio (Class S)	Investment Adviser: Directed Services, Inc. Subadviser: Mercury Advisors	Seeks long-term growth of capital.
ING Oppenheimer Main Street Portfolio® (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: OppenheimerFunds, Inc.	Seeks long-term growth of capital and future income.
ING Pioneer Fund Portfolio (Class S)	Investment Adviser: Directed Services, Inc. Subadviser: Pioneer Investment Management, Inc.	Seeks reasonable income and capital growth.
ING Pioneer Mid Cap Value Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Pioneer Investment Management, Inc.	Seeks capital appreciation.
ING Salomon Brothers Investors Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Salomon Brothers Asset Management Inc.	Seeks long-term growth of capital.
ING Stock Index Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: ING Investment Management Co.	Seeks total return.
ING T. Rowe Price Capital Appreciation Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: T. Rowe Price Associates, Inc.	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and prudent investment risk.
ING T. Rowe Price Equity Income Portfolio (Class S)	Investment Adviser: Directed Services, Inc. Subadviser: T. Rowe Price Associates, Inc.	Seeks substantial dividend income as well as long-term growth of capital.
ING UBS U.S. Allocation Portfolio (Class S)	Investment Adviser: Directed Services, Inc. Subadviser: UBS Global Asset Management (Americas) Inc.	Seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments and other investments.
ING Van Kampen Equity Growth Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)	Seeks long-term capital appreciation.

B-4

Fund Name	Investment Adviser/ Subadviser	Investment Objective
ING Van Kampen Growth and Income Portfolio (Class S)	Investment Adviser: Directed Services, Inc. Subadviser: Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)	Seeks long-term growth of capital and income.
ING American Century Large Company Value Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: American Century Investment Management, Inc.	Seeks long-term capital growth; income is a secondary objective.
ING American Century Select Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: American Century Investment Management, Inc.	Seeks long-term capital appreciation.
ING American Century Small Cap Value Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: American Century Investment Management, Inc.	Seeks long-term growth of capital; income is a secondary objective.
ING Baron Small Cap Growth Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: BAMCO, Inc.	Seeks capital appreciation.
ING Fundamental Research Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: ING Investment Management Co.	Seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock.
ING JP Morgan Mid Cap Value Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: J. P. Morgan Investment Management Inc.	Seeks growth from capital appreciation.
ING Oppenheimer Global Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: OppenheimerFunds, Inc.	Seeks capital appreciation.
ING Oppenheimer Strategic Income Portfolio (Service Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: OppenheimerFunds, Inc.	Seeks a high level of current income principally derived from interest on debt securities.
B-5

Fund Name	Investment Adviser/ Subadviser	Investment Objective
ING PIMCO Total Return Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: Pacific Investment Management Company LLC	Seeks maximum total return, consistent with capital preservation and prudent investment management.
ING Salomon Brothers Aggressive Growth Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: Salomon Brothers Asset Management Inc.	Seeks long-term growth of capital.
ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term capital appreciation.
ING UBS U.S. Large Cap Equity Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: UBS Global Asset Management (Americas) Inc.	Seeks long-term growth of capital and future income.
ING Van Kampen Comstock Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)	Seeks capital growth and income.
ING Van Kampen Equity and Income Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)	Seeks total return, consisting of long-term capital appreciation and current income.
ING VP Intermediate Bond Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to maximize total return consistent with reasonable risk.
ING VP Strategic Allocation Balanced Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).
ING VP Strategic Allocation Growth Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to provide capital appreciation.
B-6

Fund Name	Investment Adviser/ Subadviser	Investment Objective
ING VP Strategic Allocation Income Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to provide total return consistent with preservation of capital.
ING VP Index Plus LargeCap Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to outperform the total return performance of the Standard & Poor's 500 Composite Index (S&P 500), while maintaining a market level of risk.
ING VP Index Plus MidCap Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to outperform the total return performance of the Standard & Poor's MidCap 400 Index (S&P 400), while maintaining a market level of risk.
ING VP Index Plus SmallCap Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to outperform the total return performance of the Standard and Poor's SmallCap 600 Index (S&P 600), while maintaining a market level of risk.
ING VP High Yield Bond Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to provide investors with a high level of current income and total return.
ING VP Real Estate Portfolio (Class S)	Investment Adviser: ING Investments, LLC Subadviser: Clarion Real Estate Securities L.P.	Seeks total return.
ING VP SmallCap Opportunities Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks long-term capital appreciation.
Neuberger Berman AMT Growth Portfolio (Class I)	Investment Adviser: Neuberger Berman Management Inc. Subadviser: Neuberger Berman, LLC	Seeks growth of capital.
Neuberger Berman AMT Limited Maturity Bond Portfolio (Class I)	Investment Adviser: Neuberger Berman Management Inc. Subadviser: Neuberger Berman, LLC	Seeks the highest available current income consistent with liquidity and low risk to principal; total return is secondary goal.
Neuberger Berman AMT Socially Responsive Portfolio (Class I)	Investment Adviser: Neuberger Berman Management Inc. Subadviser: Neuberger Berman, LLC	Seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.

B-7
MORE INFORMATION IS AVAILABLE

If you would like more information about us, the variable account or the policy, the following documents are available free upon request:

      Statement of Additional Information ("SAI") - The SAI contains more specific information about the variable account and the policy, as well as the financial statements of the variable account and the company. The SAI is incorporated by reference into (made legally part of) this prospectus. The following is the Table of Contents for the SAI:

Page
General Information and History ...............................................................................	2
Performance Reporting and Advertising .....................................................................	2
Experts ...............................................................................................................	3
Financial Statements.....................................................................................................................	4
Financial Statements of the SelectHLife Variable Account...................................................	S-1
Statutory-Basis Financial Statements of the ReliaStar Life Insurance Company........................	C-1

      A personalized illustration of policy benefits - A personalized illustration can help you understand how the policy works, given the policy's fees and charges along with the investment options, features and benefits and optional benefits you select. A personalized illustration can also help you compare the policy's death benefits, policy value and surrender value with other life insurance policies based on the same or similar assumptions. We reserve the right to assess a fee of up to $50 for each personalized illustration you request after the first each policy year. See Excess Illustration Fee, page 28.

To request a free SAI or personalized illustration of policy benefits or to make other inquiries about the policy, please contact us at our:
Customer Service Center
P.O. Box 5011
2000 21st Avenue NW
Minot, North Dakota 58703
1-877-886-5050
www.ingservicecenter.com

  Additional information about us, the variable account or the policy (including the SAI) can be reviewed and copied from the SEC's Internet website (www.sec.gov) or at the SEC's Public Reference Room in Washington, DC. Copies of this additional information may also be obtained, upon payment of a duplicating fee, by writing the SEC's Public Reference Room at 450 Fifth Street, NW, Washington, DC 20549-0102. More information about operation of the SEC's Public Reference Room can be obtained by calling 202-942-8090.

1940 Act File No. 811-04208
1933 Act file No. 33-57244
SELECTHLIFE VARIABLE ACCOUNT OF RELIASTAR LIFE INSURANCE COMPANY

Statement of Additional Information dated April 29, 2005
SELECTHLIFE II Variable Universal Life Insurance Policy

  This Statement of Additional Information is not a prospectus and should be read in conjunction with the current ING SelectHLife II prospectus dated April 29, 2005. The policy offered in connection with the prospectus is a flexible premium variable universal life insurance policy funded through the SelectHLife Variable Account.

  A free prospectus is available upon request by contacting the ReliaStar Life Insurance Company's customer service center at P.O. Box 5011, 2000 21st Avenue NW, Minot, North Dakota 58703, by calling 1-877-886-5050 or by accessing the SEC's website at www.sec.gov.

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.
TABLE OF CONTENTS
Page
General Information and History ...........................................................................	2

Performance Reporting and Advertising ................................................................	2

Experts .............................................................................................................	3

Financial Statements ................................................................................................................	4

Financial Statements of the SelectHLife Variable Account ..............................................	S-1

Statutory-Basis Financial Statements of the ReliaStar Life Insurance Company....................	C-1

GENERAL INFORMATION AND HISTORY

  ReliaStar Life Insurance Company (the "company," "we," "us," "our") issues the policy described in the prospectus and is responsible for providing each policy's insurance benefits. We are a stock life insurance company organized in 1885 and incorporated under the laws of the State of Minnesota and an indirect, wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial institution active in the fields of insurance, banking and asset management. ING is headquartered in Amsterdam, The Netherlands. We are engaged in the business of issuing insurance policies. Our home office is located at 20 Washington Avenue South, Minneapolis, Minnesota 55401.

  We established the SelectHLife Variable Account (the "variable account") on October 11, 1984, under the laws of the State of Minnesota for the purpose of funding variable life insurance policies issued by us. The variable account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Premium payments may be allocated to one or more of the available subaccounts of the variable account. Each subaccount invests in shares of a corresponding fund at net asset value. We may make additions to, deletions from or substitutions of available funds as permitted by law and subject to the conditions of the policy.

  Other than the policy owner fees and charges described in the prospectus, all expenses incurred in the operations of the variable account are borne by the company. We do, however, receive compensation for certain recordkeeping, administration or other services from the funds or affiliates of the funds available through the policies. See Fees and Charges, page 27 in the prospectus.

  The company maintains custody of the assets of the variable account. As custodian, the company holds cash balances for the variable account pending investment in the funds or distribution. The funds in whose shares the assets of the subaccounts of the variable account are invested each have custodians, as discussed in the respective fund prospectuses.

PERFORMANCE REPORTING AND ADVERTISING

  Information regarding the past, or historical, performance of the subaccounts of the variable account and the funds available for investment through the subaccounts of the variable account may appear in advertisements, sales literature or reports to policy owners or prospective purchasers. Such performance information for the subaccounts will reflect the deduction of all fund fees and charges, including investment management fees, distribution (12b-1) fees and other expenses but will not reflect deductions for any policy fees and charges. If the policy's premium expense, cost of insurance, administrative and mortality and expense risk charges and the other transaction, periodic or optional benefits fees and charges were deducted, the performance shown would be significantly lower.

  With respect to performance reporting it is important to remember that past performance does not guarantee future results. Current performance may be higher or lower than the performance shown and actual investment returns and principal values will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost.

2

  Performance history of the subaccounts of the variable account and the corresponding funds is measured by comparing the value at the beginning of the period to the value at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years (if the fund has been in existence for these periods) and since the inception date of the fund (if the fund has been in existence for less than ten years). We may provide performance information showing average annual total returns for periods prior to the date a subaccount commenced operation. We will calculate such performance information based on the assumption that the subaccounts were in existence for the same periods as those indicated for the funds, with the level of charges at the variable account level that were in effect at the inception of the subaccounts. Performance information will be specific to the class of fund shares offered through the policy, however, for periods prior to the date a class of fund shares commenced operations, performance information may be based on a different class of shares of the same fund. In this case, performance for the periods prior to the date a class of fund shares commenced operations will be adjusted by the fund fees and expenses associated with the class of fund shares offered through the policy.

  We may compare performance of the subaccounts and/or the funds as reported from time to time in advertisements and sales literature to other variable life insurance issuers in general; to the performance of particular types of variable life insurance policies investing in mutual funds; or to investment series of mutual funds with investment objectives similar to each of the subaccounts, whose performance is reported by Lipper Analytical Services, Inc. ("Lipper") and Morningstar. Inc. ("Morningstar") or reported by other series, companies, individuals or other industry or financial publications of general interest, such as Forbes, Money, The Wall Street Journal, Business Week, Barron's, Kiplinger's and Fortune. Lipper and Morningstar are independent services which monitor and rank the performances of variable life insurance issuers in each of the major categories of investment objectives on an industry-wide basis.

  Lipper's and Morningstar's rankings include variable annuity issuers as well as variable life insurance issuers. The performance analysis prepared by Lipper and Morningstar ranks such issuers on the basis of total return, assuming reinvestment of distributions, but does not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. We may also compare the performance of each subaccount in advertising and sales literature to the Standard & Poor's Index of 500 common stocks and the Dow Jones Industrials, which are widely used measures of stock market performance. We may also compare the performance of each subaccount to other widely recognized indices. Unmanaged indices may assume the reinvestment of dividends, but typically do not reflect any "deduction" for the expense of operating or managing an investment portfolio.

  To help you better understand how your policy's death benefits, policy value and surrender value will vary over time under different sets of assumptions, we encourage you to obtain a personalized illustration. Personalized illustrations will assume deductions for fund expenses and policy and variable account charges. We will base these illustrations on the age and risk classification of the insured person and other factors such as the amount of insurance coverage, death benefit option, premiums and rates of return (within limits) you specify. These personalized illustrations will be based on either a hypothetical investment return of the funds of 0% and other percentages not to exceed 12% or on the actual historical experience of the funds as if the subaccounts had been in existence and a policy issued for the same periods as those indicated for the funds. Subject to regulatory approval, personalized illustrations may be based upon a weighted average of fund expenses rather than an arithmetic average. A personalized illustration is available upon request by contacting our customer service center at P.O. Box 5011, 2000 21st Avenue NY, Minot, ND 58703 or by calling 1-877-886-5050.

EXPERTS

  The statements of assets and liabilities of the ReliaStar SelectLife Variable Account as of December 31, 2004, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, and the statutory-basis financial statements of ReliaStar Life Insurance Company as of December 31, 2004 and 2003, and for the years then ended, included in this Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon included elsewhere herein, and are included in reliance on such reports given on the authority of such firm as experts in accounting and auditing.

3

FINANCIAL STATEMENTS

  The financial statements of ReliaStar SelectHLife Variable Account reflect the operations of the variable account as of and for the year ended December 31, 2004, and have been audited by Ernst & Young LLP, independent registered public accounting firm.

  The statutory-basis financial statements of the company as of December 31, 2004 and 2003, and for the years then ended have been audited by Ernst & Young LLP, independent registered public accounting firm. The financial statements of the company should be distinguished from the financial statements of the variable account and should be considered only as bearing upon the ability of the company to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the variable account.

  The statutory-basis financial statements of the company as of December 31, 2004 and 2003, and for the years then ended have been prepared on the basis of statutory accounting practices prescribed or permitted by the State of Minnesota Division of Insurance.

The primary business address of Ernst & Young LLP is Suite 2800, 600 Peachtree Street, Atlanta, GA 30308-2215.

4

ReliaStar SELECT*Life VARIABLE ACCOUNT

Financial Statements

Year ended December 31, 2004

Contents

PAGE

Report of Independent Registered Public Accounting Firm

S-2

Audited Financial Statements

Statements of Assets and Liabilities

S-4

Statements of Operations

S-19

Statements of Changes in Net Assets

S-34

Notes to Financial Statements

S-53

S-1

Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants

ReliaStar Life Insurance Company

  We have audited the accompanying statements of assets and liabilities of ReliaStar Select*Life Variable Account (the "Account") as of December 31, 2004, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

  AIM Variable Insurance Funds:

  AIM V.I. Dent Demographic Trends Fund - Series I Shares

Alger American Funds:

  Alger American Growth Portfolio - Class O Shares

  Alger American Leveraged AllCap Portfolio - Class O Shares

  Alger American MidCap Growth Portfolio - Class O Shares

  Alger American Small Capitalization Portfolio - Class O

    Shares

American Funds Insurance Series:

  American Growth Fund - Class 2

  American Growth-Income Fund - Class 2

  American International Fund - Class 2

Fidelity® Variable Insurance Products:

  Fidelity® VIP Contrafund® Portfolio - Initial Class

  Fidelity® VIP Equity-Income Portfolio - Initial Class

  Fidelity® VIP Growth Portfolio - Initial Class

  Fidelity® VIP High Income Portfolio - Initial Class

  Fidelity® VIP Asset ManagerSM Portfolio - Initial Class

  Fidelity® VIP Investment Grade Bond Portfolio - Initial

    Class

  Fidelity® VIP Index 500 Portfolio - Initial Class

  Fidelity® VIP Money Market Portfolio - Initial Class

  Fidelity® VIP Overseas Portfolio - Initial Class

ING Income Shares:

  ING VP Bond Portfolio - Class R

ING Investors Trust:

  ING AIM Capital Mid-Cap Growth Portfolio - Service Shares

  ING Hard Assets Portfolio - Institutional Shares

  ING Investors Trust (continued):

  ING International Portfolio - Service Shares

  ING JPMorgan Small Cap Equity - Class I

  ING Legg Mason Value Portfolio

  ING Limited Maturity Bond Portfolio - Service Shares

  ING Liquid Assets Portfolio - Institutional Shares

  ING Liquid Assets Portfolio - Service Shares

  ING Marsico Growth Portfolio - Service Shares

  ING Mercury Focus Value - Class I

  ING MFS® Mid-Cap Growth Portfolio - Service Shares

  ING MFS® Total Return Portfolio - Institutional Shares

  ING Salomon Brothers Investors Portfolio - Institutional

    Shares

  ING Stock Index Portfolio - Class I

  ING T. Rowe Price Capital Appreciation Portfolio -

    Institutional Shares

  ING T. Rowe Price Equity Income Portfolio - Service Shares

  ING Van Kampen Equity Growth - Initial Class

  ING Van Kampen Real Estate Portfolio - Institutional Shares

ING Partners, Inc.:

  ING JPMorgan Mid Cap Value Portfolio - Initial Class

  ING PIMCO Total Return Portfolio - Service Class

  ING Salomon Brothers Aggressive Growth - Portfolio -

    Service Class

  ING Van Kampen Comstock Portfolio - Initial Class

  ING Van Kampen Equity and Income Portfolio - Initial Class

S-2

  ING Strategic Allocation Portfolio, Inc.:

  ING VP Strategic Allocation Balanced Portfolio -

    Class I

  ING VP Strategic Allocation Growth Portfolio - Class I

  ING VP Strategic Allocation Income Portfolio - Class I

ING Variable Portfolios, Inc.:

  ING VP Index Plus LargeCap Portfolio - Class I

  ING VP Index Plus MidCap Portfolio - Class I

  ING VP Index Plus SmallCap Portfolio - Class I

ING Variable Products Trust:

  ING VP Disciplined LargeCap Portfolio - Class I

  ING VP Growth Opportunities Portfolio - Class I

  ING VP Growth + Value Portfolio - Class I

  ING VP High Yield Bond Portfolio - Class I

  ING VP International Value Portfolio - Class I

  ING VP MagnaCap Portfolio - Class I

  ING VP MidCap Opportunities Portfolio - Class I

  ING VP SmallCap Opportunities Portfolio - Class I

Janus Aspen Series:

  Janus Aspen Growth - Institutional Shares

  Janus Aspen International Growth - Institutional Shares

  Janus Aspen Mid Cap Growth Portfolio - Institutional Shares

  Janus Aspen Worldwide Growth - Institutional Shares

  Neuberger Berman Advisers Management Trust:

  Neuberger Berman AMT Limited Maturity Bond Portfolio

  Neuberger Berman AMT Partners Portfolio

  Neuberger Berman AMT Socially Responsive Portfolio

PIMCO Accumulation Trust:

  OpCap Equity Portfolio

  OpCap Global Equity Portfolio

  OpCap Managed Portfolio

  OpCap Small Cap Portfolio

Pioneer Variable Contracts Trust:

  Pioneer MidCap Value VCT Portfolio - Class I

  Pioneer SmallCap Value VCT Portfolio - Class I

Putnam Variable Trust:

  Putnam VT Diversified Income Fund - Class IA Shares

  Putnam VT Growth and Income Fund - Class IA Shares

  Putnam VT International Growth Fund - Class IA Shares

  Putnam VT New Opportunities Fund - Class IA Shares

  Putnam VT Small Cap Value Fund - Class IA Shares

  Putnam VT Utilities Growth and Income Fund - Class IA

    Shares

  Putnam VT Voyager Fund - Class IA Shares

  We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion of the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures also included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions comprising the ReliaStar Select*Life Variable Account at December 31, 2004, and the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia

March 15, 2005

S-3

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Statements of Assets and Liabilities

December 31, 2004

(Dollars in thousands, except for unit data)

AIM V.I.

Alger

Alger

Alger

Dent

Alger

American

American

American

Demographic

American

Leveraged

MidCap

Small

Trends

Growth

AllCap

Growth

Capitalization

Assets

Investments in mutual funds

at fair value

$ 6,730

$ 48,612

$ 5,129

$ 41,573

$ 922

Total assets

6,730

48,612

5,129

41,573

922

Liabilities

Due From Separate Account

-

-

-

-

-

Total liabilities

-

-

-

-

-

Net assets

$ 6,730

$ 48,612

$ 5,129

$ 41,573

$ 922

Accumulation units outstanding:

Select*Life I

-

172,897.047

-

137,931.188

93,251.720

Select*Life Series 2000

1,244,038.263

3,306,769.093

839,455.155

1,919,999.211

106.298

Value per accumulation unit:

Select*Life I

$ -

$ 13.21

$ -

$ 19.11

$ 9.88

Select*Life Series 2000

$ 5.41

$ 14.01

$ 6.11

$ 20.28

$ 10.48

Total number of

mutual fund shares

1,193,306

1,384,163

168,775

1,998,723

45,530

Cost of mutual fund shares

$ 5,461

$ 38,203

$ 4,134

$ 32,732

$ 816

The accompanying notes are an integral part of these financial statements.

S-4

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Statements of Assets and Liabilities

December 31, 2004

(Dollars in thousands, except for unit data)

American

Fidelity®

Fidelity® VIP

American

Growth-

American

VIP

Equity-

Growth

Income

International

Contrafund®

Income

Assets

Investments in mutual funds

at fair value

$ 15,895

$ 12,154

$ 10,185

$ 104,222

$ 123,329

Total assets

15,895

12,154

10,185

104,222

123,329

Liabilities

Due From Separate Account

-

-

-

10

9

Total liabilities

-

-

-

10

9

Net assets

$ 15,895

$ 12,154

$ 10,185

$ 104,212

$ 123,320

Accumulation units outstanding:

Select*Life I

-

-

-

226,570.242

736,395.300

Select*Life Series 2000

1,121,747.565

870,641.906

629,841.002

3,063,334.820

2,804,032.284

Value per accumulation unit:

Select*Life I

$ -

$ -

$ -

$ 17.34

$ 48.94

Select*Life Series 2000

$ 14.17

$ 13.96

$ 16.17

$ 32.74

$ 31.13

Total number of

mutual fund shares

331,718

311,060

644,999

3,915,188

4,861,203

Cost of mutual fund shares

$ 11,346

$ 14,432

$ 9,044

$ 74,468

$ 98,659

The accompanying notes are an integral part of these financial statements.

S-5

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Statements of Assets and Liabilities

December 31, 2004

(Dollars in thousands, except for unit data)

Fidelity®

Fidelity®

VIP

Fidelity®

Fidelity® VIP

VIP Asset

Investment

Fidelity® VIP

VIP Growth

High Income

ManagerSM

Grade Bond

Index 500

Assets

Investments in mutual funds

at fair value

$ 122,213

$ 19,594

$ 15,084

$ 23,360

$ 7,558

Total assets

122,213

19,594

15,084

23,360

7,558

Liabilities

Due From Separate Account

15

-

9

-

-

Total liabilities

15

-

9

-

-

Net assets

$ 122,198

$ 19,594

$ 15,075

$ 23,360

$ 7,558

Accumulation units outstanding:

Select*Life I

927,123.676

204,113.826

310,673.978

102,099.067

250,972.894

Select*Life Series 2000

3,075,075.667

848,149.690

333,498.017

1,048,623.824

683.192

Value per accumulation unit:

Select*Life I

$ 46.08

$ 28.93

$ 26.90

$ 23.59

$ 30.03

Select*Life Series 2000

$ 25.85

$ 16.14

$ 20.17

$ 19.98

$ 30.70

Total number of

mutual fund shares

3,817,950

2,799,164

1,015,743

1,763,020

54,865

Cost of mutual fund shares

$ 101,503

$ 18,408

$ 13,798

$ 23,196

$ 6,803

The accompanying notes are an integral part of these financial statements.

S-6

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Statements of Assets and Liabilities

December 31, 2004

(Dollars in thousands, except for unit data)

Fidelity®

ING AIM

VIP Money

Fidelity®

ING VP

Capital Mid-

ING Hard

Market

VIP Overseas

Bond

Cap Growth

Assets

Assets

Investments in mutual funds

at fair value

$ 5,548

$ 9,726

$ 2,498

$ 369

$ 783

Total assets

5,548

9,726

2,498

369

783

Liabilities

Due From Separate Account

1

-

-

-

-

Total liabilities

1

-

-

-

-

Net assets

$ 5,547

$ 9,726

$ 2,498

$ 369

$ 783

Accumulation units outstanding:

Select*Life I

275,711.952

152,648.219

-

-

-

Select*Life Series 2000

727.313

315,597.312

208,483.473

25,272.690

48,067.752

Value per accumulation unit:

Select*Life I

$ 20.08

$ 25.26

$ -

$ -

$ -

Select*Life Series 2000

$ 15.67

$ 18.60

$ 11.98

$ 14.61

$ 16.28

Total number of

mutual fund shares

5,547,693

555,137

190,079

26,487

49,717

Cost of mutual fund shares

$ 5,548

$ 7,168

$ 2,605

$ 343

$ 738

The accompanying notes are an integral part of these financial statements.

S-7

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Statements of Assets and Liabilities

December 31, 2004

(Dollars in thousands, except for unit data)

ING

ING

Liquid Assets

JPMorgan

ING

ING Limited

Portfolio -

ING

Small Cap

Legg Mason

Maturity

Institutional

International

Equity

Value

Bond

Shares

Assets

Investments in mutual funds

at fair value

$ 331

$ 11,402

$ 1,169

$ 524

$ 45,413

Total assets

331

11,402

1,169

524

45,413

Liabilities

Due From Separate Account

-

-

-

-

1

Total liabilities

-

-

-

-

1

Net assets

$ 331

$ 11,402

$ 1,169

$ 524

$ 45,412

Accumulation units outstanding:

Select*Life I

-

-

-

-

-

Select*Life Series 2000

21,486.178

943,060.628

102,394.045

51,019.864

4,500,756.888

Value per accumulation unit:

Select*Life I

$ -

$ -

$ -

$ -

$ -

Select*Life Series 2000

$ 15.41

$ 12.09

$ 11.42

$ 10.27

$ 10.09

Total number of

mutual fund shares

32,240

851,501

116,584

47,205

45,412,637

Cost of mutual fund shares

$ 297

$ 9,913

$ 1,046

$ 551

$ 45,413

The accompanying notes are an integral part of these financial statements.

S-8

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Statements of Assets and Liabilities

December 31, 2004

(Dollars in thousands, except for unit data)

ING

ING MFS®

ING MFS®

ING Salomon

ING Marsico

Mercury

Mid-Cap

Total

Brothers

Growth

Focus Value

Growth

Return

Investors

Assets

Investments in mutual funds

at fair value

$ 2,369

$ 12,271

$ 2,859

$ 1,051

$ 296

Total assets

2,369

12,271

2,859

1,051

296

Liabilities

Due From Separate Account

-

-

-

-

-

Total liabilities

-

-

-

-

-

Net assets

$ 2,369

$ 12,271

$ 2,859

$ 1,051

$ 296

Accumulation units outstanding:

Select*Life I

-

-

-

-

-

Select*Life Series 2000

167,647.912

1,111,470.019

446,001.560

82,711.487

21,160.571

Value per accumulation unit:

Select*Life I

$ -

$ -

$ -

$ -

$ -

Select*Life Series 2000

$ 14.13

$ 11.04

$ 6.41

$ 12.71

$ 14.00

Total number of

mutual fund shares

163,257

1,048,772

246,030

55,889

25,761

Cost of mutual fund shares

$ 2,103

$ 12,049

$ 2,487

$ 1,001

$ 279

The accompanying notes are an integral part of these financial statements.

S-9

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Statements of Assets and Liabilities

December 31, 2004

(Dollars in thousands, except for unit data)

ING T. Rowe

ING T. Rowe

ING

ING Van

ING Stock

Price Capital

Price Equity

Van Kampen

Kampen

Index

Appreciation

Income

Equity Growth

Real Estate

Assets

Investments in mutual funds

at fair value

$ 92,881

$ 18,675

$ 3,021

$ 22,025

$ 4,146

Total assets

92,881

18,675

3,021

22,025

4,146

Liabilities

Due From Separate Account

-

-

-

-

-

Total liabilities

-

-

-

-

-

Net assets

$ 92,881

$ 18,675

$ 3,021

$ 22,025

$ 4,146

Accumulation units outstanding:

Select*Life I

-

-

-

-

-

Select*Life Series 2000

8,405,543.710

1,244,972.533

214,263.191

2,052,671.855

231,248.689

Value per accumulation unit:

Select*Life I

$ -

$ -

$ -

$ -

$ -

Select*Life Series 2000

$ 11.05

$ 15.00

$ 14.10

$ 10.73

$ 17.93

Total number of

mutual fund shares

8,521,216

761,606

219,877

2,134,222

149,794

Cost of mutual fund shares

$ 87,503

$ 15,856

$ 2,796

$ 20,993

$ 3,564

The accompanying notes are an integral part of these financial statements.

S-10

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Statements of Assets and Liabilities

December 31, 2004

(Dollars in thousands, except for unit data)

ING

ING

ING Salomon

ING

JPMorgan

PIMCO

Brothers

ING Van

Van Kampen

Mid Cap

Total

Aggressive

Kampen

Equity and

Value

Return

Growth

Comstock

Income

Assets

Investments in mutual funds

at fair value

$ 2,772

$ 2,008

$ 174

$ 4,034

$ 192

Total assets

2,772

2,008

174

4,034

192

Liabilities

Due From Separate Account

-

-

-

-

-

Total liabilities

-

-

-

-

-

Net assets

$ 2,772

$ 2,008

$ 174

$ 4,034

$ 192

Accumulation units outstanding:

Select*Life I

-

-

-

-

-

Select*Life Series 2000

183,433.422

189,656.940

12,873.871

316,151.018

16,747.433

Value per accumulation unit:

Select*Life I

$ -

$ -

$ -

$ -

$ -

Select*Life Series 2000

$ 15.11

$ 10.59

$ 13.51

$ 12.76

$ 11.49

Total number of

mutual fund shares

198,972

183,254

4,387

327,177

5,751

Cost of mutual fund shares

$ 2,551

$ 1,976

$ 164

$ 3,530

$ 178

The accompanying notes are an integral part of these financial statements.

S-11

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Statements of Assets and Liabilities

December 31, 2004

(Dollars in thousands, except for unit data)

ING VP

ING VP

ING VP

Strategic

Strategic

Strategic

ING VP

ING VP

Allocation

Allocation

Allocation

Index Plus

Index Plus

Balanced

Growth

Income

LargeCap

MidCap

Assets

Investments in mutual funds

at fair value

$ 20

$ 3

$ 339

$ 1,269

$ 3,049

Total assets

20

3

339

1,269

3,049

Liabilities

Due From Separate Account

-

-

-

-

-

Total liabilities

-

-

-

-

-

Net assets

$ 20

$ 3

$ 339

$ 1,269

$ 3,049

Accumulation units outstanding:

Select*Life I

-

-

-

-

-

Select*Life Series 2000

1,822.470

30,809.818

285.809

110,358.783

241,788.501

Value per accumulation unit:

Select*Life I

$ -

$ -

$ -

$ -

$ -

Select*Life Series 2000

$ 10.77

$ 11.00

$ 10.50

$ 11.50

$ 12.61

Total number of

mutual fund shares

1,411

22,961

230

85,636

167,894

Cost of mutual fund shares

$ 19

$ 339

$ 3

$ 1,156

$ 2,670

The accompanying notes are an integral part of these financial statements.

S-12

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Statements of Assets and Liabilities

December 31, 2004

(Dollars in thousands, except for unit data)

ING VP

ING VP

ING VP

ING VP

Index Plus

Disciplined

High Yield

International

ING VP

SmallCap

LargeCap

Bond

Value

MagnaCap

Assets

Investments in mutual funds

at fair value

$ 1,986

$ 2,520

$ 5,420

$ 31,571

$ 2,364

Total assets

1,986

2,520

5,420

31,571

2,364

Liabilities

Due From Separate Account

-

-

-

-

-

Total liabilities

-

-

-

-

-

Net assets

$ 1,986

$ 2,520

$ 5,420

$ 31,571

$ 2,364

Accumulation units outstanding:

Select*Life I

-

15,148.464

16,650.094

90,629.006

-

Select*Life Series 2000

151,521.892

184,206.713

464,377.502

1,422,998.137

235,461.953

Value per accumulation unit:

Select*Life I

$ -

$ 8.79

$ 10.64

$ 19.72

$ -

Select*Life Series 2000

$ 13.11

$ 12.96

$ 11.29

$ 20.93

$ 10.04

Total number of

mutual fund shares

121,199

623,880

1,709,816

2,474,181

249,108

Cost of mutual fund shares

$ 1,710

$ 1,941

$ 5,259

$ 25,239

$ 2,076

The accompanying notes are an integral part of these financial statements.

S-13

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Statements of Assets and Liabilities

December 31, 2004

(Dollars in thousands, except for unit data)

ING VP

ING VP

Janus Aspen

Janus Aspen

MidCap

SmallCap

Janus Aspen

International

Mid Cap

Opportunities

Opportunities

Growth

Growth

Growth

Assets

Investments in mutual funds

at fair value

$ 22,261

$ 22,664

$ 1,275

$ 26,555

$ 33,051

Total assets

22,261

22,664

1,275

26,555

33,051

Liabilities

Due From Separate Account

-

-

-

9

-

Total liabilities

-

-

-

9

-

Net assets

$ 22,261

$ 22,664

$ 1,275

$ 26,546

$ 33,051

Accumulation units outstanding:

Select*Life I

77,505.140

68,147.605

104,149.508

81,992.503

188,886.948

Select*Life Series 2000

3,091,106.551

768,866.846

340.077

1,598,098.360

1,874,909.130

Value per accumulation unit:

Select*Life I

$ 13.23

$ 17.12

$ 12.20

$ 14.94

$ 15.17

Select*Life Series 2000

$ 6.87

$ 27.96

$ 12.95

$ 15.85

$ 16.10

Total number of

mutual fund shares

3,245,087

1,393,863

63,529

976,999

1,279,081

Cost of mutual fund shares

$ 20,824

$ 17,887

$ 1,184

$ 20,858

$ 22,992

The accompanying notes are an integral part of these financial statements.

S-14

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Statements of Assets and Liabilities

December 31, 2004

(Dollars in thousands, except for unit data)

Neuberger

Neuberger

Janus Aspen

Berman AMT

Neuberger

Berman AMT

Worldwide

Limited

Berman AMT

Socially

OpCap

Growth

Maturity Bond

Partners

Responsive

Equity

Assets

Investments in mutual funds

at fair value

$ 42,931

$ 14,439

$ 738

$ 1,443

$ 5,923

Total assets

42,931

14,439

738

1,443

5,923

Liabilities

Due From Separate Account

-

-

-

-

-

Total liabilities

-

-

-

-

-

Net assets

$ 42,931

$ 14,439

$ 738

$ 1,443

$ 5,923

Accumulation units outstanding:

Select*Life I

255,222.106

50,627.765

56,563.665

-

29,046.538

Select*Life Series 2000

3,011,798.333

1,004,715.160

220.392

108,988.897

388,003.506

Value per accumulation unit:

Select*Life I

$ 12.44

$ 12.93

$ 12.99

$ -

$ 13.43

Select*Life Series 2000

$ 13.20

$ 13.72

$ 13.78

$ 13.24

$ 14.26

Total number of

mutual fund shares

1,603,088

1,126,311

40,273

103,146

164,528

Cost of mutual fund shares

$ 34,911

$ 15,181

$ 632

$ 1,100

$ 4,787

The accompanying notes are an integral part of these financial statements.

S-15

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Statements of Assets and Liabilities

December 31, 2004

(Dollars in thousands, except for unit data)

OpCap

Pioneer

Pioneer

Global

OpCap

OpCap

MidCap

SmallCap

Equity

Managed

Small Cap

Value

Value

Assets

Investments in mutual funds

at fair value

$ 5,381

$ 14,195

$ 28,312

$ 2,641

$ 1,751

Total assets

5,381

14,195

28,312

2,641

1,751

Liabilities

Due From Separate Account

-

-

-

-

-

Total liabilities

-

-

-

-

-

Net assets

$ 5,381

$ 14,195

$ 28,312

$ 2,641

$ 1,751

Accumulation units outstanding:

Select*Life I

31,555.501

82,615.531

90,448.254

-

-

Select*Life Series 2000

327,781.595

982,217.924

1,416,745.570

187,868.919

141,347.942

Value per accumulation unit:

Select*Life I

$ 14.18

$ 12.62

$ 17.76

$ -

$ -

Select*Life Series 2000

$ 15.05

$ 13.39

$ 18.85

$ 14.06

$ 12.39

Total number of

mutual fund shares

342,058

332,191

783,182

107,071

116,598

Cost of mutual fund shares

$ 4,630

$ 11,554

$ 20,367

$ 2,202

$ 1,407

The accompanying notes are an integral part of these financial statements.

S-16

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Statements of Assets and Liabilities

December 31, 2004

(Dollars in thousands, except for unit data)

Putnam VT

Putnam VT

Putnam VT

Putnam VT

Putnam VT

Diversified

Growth and

International

New

Small Cap

Income

Income

Growth

Opportunities

Value

Assets

Investments in mutual funds

at fair value

$ 1,043

$ 45,340

$ 1,092

$ 35,971

$ 9,552

Total assets

1,043

45,340

1,092

35,971

9,552

Liabilities

Due From Separate Account

-

9

-

-

-

Total liabilities

-

9

-

-

-

Net assets

$ 1,043

$ 45,331

$ 1,092

$ 35,971

$ 9,552

Accumulation units outstanding:

Select*Life I

1,795.141

81,218.605

-

-

-

Select*Life Series 2000

52,031.753

1,517,024.736

101,524.164

1,763,262.696

557,589.550

Value per accumulation unit:

Select*Life I

$ 18.52

$ 26.66

$ -

$ -

$ -

Select*Life Series 2000

$ 19.40

$ 28.46

$ 10.76

$ 20.40

$ 17.13

Total number of

mutual fund shares

112,477

1,771,778

73,811

2,109,710

416,188

Cost of mutual fund shares

$ 965

$ 34,482

$ 753

$ 26,505

$ 7,091

The accompanying notes are an integral part of these financial statements.

S-17

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Statements of Assets and Liabilities

December 31, 2004

(Dollars in thousands, except for unit data)

Putnam VT

Utilities

Growth and

Putnam VT

Income

Voyager

Assets

Investments in mutual funds

at fair value

$ 1,319

$ 81,674

Total assets

1,319

81,674

Liabilities

Due From Separate Account

-

7

Total liabilities

-

7

Net assets

$ 1,319

$ 81,667

Accumulation units outstanding:

Select*Life I

4,140.133

187,635.950

Select*Life Series 2000

55,923.831

3,035,545.297

Value per accumulation unit:

Select*Life I

$ 21.08

$ 24.20

Select*Life Series 2000

$ 22.03

$ 25.41

Total number of

mutual fund shares

97,077

2,984,070

Cost of mutual fund shares

$ 929

$ 65,545

The accompanying notes are an integral part of these financial statements.

S-18

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Statements of Operations

For the year ended December 31, 2004

(Dollars in thousands)

AIM V.I.

Alger

Alger

Alger

Dent

Alger

American

American

American

Demographic

American

Leveraged

MidCap

Small

Trends

Growth

AllCap

Growth

Capitalization

Net investment income (loss)

Income:

Dividends

$ -

$ -

$ -

$ -

$ -

Total investment income

-

-

-

-

-

Expenses:

Mortality and expense risk and

other charges

40

349

36

261

33

Total expenses

40

349

36

261

33

Net investment income (loss)

(40)

(349)

(36)

(261)

(33)

Realized and unrealized gain (loss)

on investments

Net realized gain (loss) on investments

277

(387)

291

1,770

1,251

Capital gains distributions

-

-

-

-

-

Total realized gain (loss) on investments

and capital gains distributions

277

(387)

291

1,770

1,251

Net unrealized appreciation

(depreciation) of investments

229

2,900

100

2,949

(523)

Net increase (decrease) in net assets

resulting from operations

$ 466

$ 2,164

$ 355

$ 4,458

$ 695

The accompanying notes are an integral part of these financial statements.

S-19

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Statements of Operations

For the year ended December 31, 2004

(Dollars in thousands)

American

Fidelity®

Fidelity®

American

Growth-

American

VIP

VIP Equity-

Growth

Income

International

Contrafund®

Income

Net investment income (loss)

Income:

Dividends

$ 22

$ 87

$ 105

$ 310

$ 1,764

Total investment income

22

87

105

310

1,764

Expenses:

Mortality and expense risk and

other charges

53

39

29

755

921

Total expenses

53

39

29

755

921

Net investment income (loss)

(31)

48

76

(445)

843

Realized and unrealized gain (loss)

on investments

Net realized gain (loss) on investments

48

48

32

2,106

9,653

Capital gains distributions

-

-

-

-

421

Total realized gain (loss) on investments

and capital gains distributions

48

48

32

2,106

10,074

Net unrealized appreciation

(depreciation) of investments

1,297

698

1,017

11,573

1,038

Net increase (decrease) in net assets

resulting from operations

$ 1,314

$ 794

$ 1,125

$ 13,234

$ 11,955

The accompanying notes are an integral part of these financial statements.

S-20

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Statements of Operations

For the year ended December 31, 2004

(Dollars in thousands)

Fidelity®

Fidelity®

VIP

Fidelity®

Fidelity® VIP

VIP Asset

Investment

Fidelity® VIP

VIP Growth

High Income

ManagerSM

Grade Bond

Index 500

Net investment income (loss)

Income:

Dividends

$ 326

$ 1,559

$ 457

$ 921

$ 1,193

Total investment income

326

1,559

457

921

1,193

Expenses:

Mortality and expense risk and

other charges

971

148

127

155

369

Total expenses

971

148

127

155

369

Net investment income (loss)

(645)

1,411

330

766

824

Realized and unrealized gain (loss)

on investments

Net realized gain (loss) on investments

(507)

(266)

(459)

(146)

15,667

Capital gains distributions

-

-

-

662

-

Total realized gain (loss) on investments

and capital gains distributions

(507)

(266)

(459)

516

15,667

Net unrealized appreciation

(depreciation) of investments

4,009

480

827

(457)

(13,851)

Net increase (decrease) in net assets

resulting from operations

$ 2,857

$ 1,625

$ 698

$ 825

$ 2,640

The accompanying notes are an integral part of these financial statements.

S-21

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Statements of Operations

For the year ended December 31, 2004

(Dollars in thousands)

Fidelity®

ING AIM

VIP Money

Fidelity®

ING VP

Capital Mid-

ING Hard

Market

VIP Overseas

Bond

Cap Growth

Assets

Net investment income (loss)

Income:

Dividends

$ 302

$ 112

$ 152

$ -

$ 7

Total investment income

302

112

152

-

7

Expenses:

Mortality and expense risk and

other charges

232

76

11

1

2

Total expenses

232

76

11

1

2

Net investment income (loss)

70

36

141

(1)

5

Realized and unrealized gain (loss)

on investments

Net realized gain (loss) on investments

-

141

(5)

1

2

Capital gains distributions

-

-

74

-

-

Total realized gain (loss) on investments

and capital gains distributions

-

141

69

1

2

Net unrealized appreciation

(depreciation) of investments

-

947

(138)

22

37

Net increase (decrease) in net assets

resulting from operations

$ 70

$ 1,124

$ 72

$ 22

$ 44

The accompanying notes are an integral part of these financial statements.

S-22

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Statements of Operations

For the year ended December 31, 2004

(Dollars in thousands)

ING Liquid

ING

Assets

JPMorgan

ING Limited

Portfolio -

ING

Small Cap

ING Legg

Maturity

Institutional

International

Equity

Mason Value

Bond

Shares

Net investment income (loss)

Income:

Dividends

$ 3

$ -

$ 3

$ 27

$ 350

Total investment income

3

-

3

27

350

Expenses:

Mortality and expense risk and

other charges

1

34

2

2

177

Total expenses

1

34

2

2

177

Net investment income (loss)

2

(34)

1

25

173

Realized and unrealized gain (loss)

on investments

Net realized gain (loss) on investments

13

5

-

(1)

-

Capital gains distributions

-

11

-

4

-

Total realized gain (loss) on investments

and capital gains distributions

13

16

-

3

-

Net unrealized appreciation

(depreciation) of investments

26

1,488

124

(26)

-

Net increase (decrease) in net assets

resulting from operations

$ 41

$ 1,470

$ 125

$ 2

$ 173

The accompanying notes are an integral part of these financial statements.

S-23

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Statements of Operations

For the year ended December 31, 2004

(Dollars in thousands)

ING

Liquid Assets

Portfolio -

ING

ING MFS®

ING MFS®

Service

ING Marsico

Mercury

Mid-Cap

Total

Shares

Growth

Focus Value

Growth

Return

Net investment income (loss)

Income:

Dividends

$ -

$ -

$ 43

$ -

$ 20

Total investment income

-

-

43

-

20

Expenses:

Mortality and expense risk and

other charges

1

12

46

14

3

Total expenses

1

12

46

14

3

Net investment income (loss)

(1)

(12)

(3)

(14)

17

Realized and unrealized gain (loss)

on investments

Net realized gain (loss) on investments

-

25

(18)

24

16

Capital gains distributions

-

-

518

-

-

Total realized gain (loss) on investments

and capital gains distributions

-

25

500

24

16

Net unrealized appreciation

(depreciation) of investments

-

218

221

317

41

Net increase (decrease) in net assets

resulting from operations

$ (1)

$ 231

$ 718

$ 327

$ 74

The accompanying notes are an integral part of these financial statements.

S-24

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Statements of Operations

For the year ended December 31, 2004

(Dollars in thousands)

ING Salomon

ING T. Rowe

ING T. Rowe

ING

Brothers

ING Stock

Price Capital

Price Equity

Van Kampen

Investors

Index

Appreciation

Income

Equity Growth

Net investment income (loss)

Income:

Dividends

$ 2

$ 1,000

$ 205

$ 23

$ 2

Total investment income

2

1,000

205

23

2

Expenses:

Mortality and expense risk and

other charges

2

330

88

8

70

Total expenses

2

330

88

8

70

Net investment income (loss)

-

670

117

15

(68)

Realized and unrealized gain (loss)

on investments

Net realized gain (loss) on investments

8

(17)

461

28

(55)

Capital gains distributions

-

261

119

14

103

Total realized gain (loss) on investments

and capital gains distributions

8

244

580

42

48

Net unrealized appreciation

(depreciation) of investments

11

5,378

1,534

197

1,032

Net increase (decrease) in net assets

resulting from operations

$ 19

$ 6,292

$ 2,231

$ 254

$ 1,012

The accompanying notes are an integral part of these financial statements.

S-25

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Statements of Operations

For the year ended December 31, 2004

(Dollars in thousands)

ING

ING

ING Salomon

ING Van

JPMorgan

PIMCO

Brothers

ING Van

Kampen

Mid Cap

Total

Aggressive

Kampen

Real Estate

Value

Return

Growth

Comstock

Net investment income (loss)

Income:

Dividends

$ 52

$ 8

$ -

$ -

$ -

Total investment income

52

8

-

-

-

Expenses:

Mortality and expense risk and

other charges

9

8

8

1

14

Total expenses

9

8

8

1

14

Net investment income (loss)

43

-

(8)

(1)

(14)

Realized and unrealized gain (loss)

on investments

Net realized gain (loss) on investments

57

8

(2)

7

11

Capital gains distributions

30

78

14

-

12

Total realized gain (loss) on investments

and capital gains distributions

87

86

12

7

23

Net unrealized appreciation

(depreciation) of investments

559

208

46

2

422

Net increase (decrease) in net assets

resulting from operations

$ 689

$ 294

$ 50

$ 8

$ 431

The accompanying notes are an integral part of these financial statements.

S-26

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Statements of Operations

For the year ended December 31, 2004

(Dollars in thousands)

ING

ING VP

ING VP

ING VP

Van Kampen

Strategic

Strategic

Strategic

ING VP

Equity &

Allocation

Allocation

Allocation

Index Plus

Income

Balanced

Growth

Income

LargeCap

Net investment income (loss)

Income:

Dividends

$ 1

$ -

$ -

$ -

$ 9

Total investment income

1

-

-

-

9

Expenses:

Mortality and expense risk and

other charges

1

-

-

-

3

Total expenses

1

-

-

-

3

Net investment income (loss)

-

-

-

-

6

Realized and unrealized gain (loss)

on investments

Net realized gain (loss) on investments

4

-

-

-

8

Capital gains distributions

-

-

-

-

-

Total realized gain (loss) on investments

and capital gains distributions

4

-

-

-

8

Net unrealized appreciation

(depreciation) of investments

11

-

-

-

84

Net increase (decrease) in net assets

resulting from operations

$ 15

$ -

$ -

$ -

$ 98

The accompanying notes are an integral part of these financial statements.

S-27

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Statements of Operations

For the year ended December 31, 2004

(Dollars in thousands)

ING VP

ING VP

ING VP

ING VP

ING VP

Index Plus

Index Plus

Disciplined

Growth

Growth

MidCap

SmallCap

LargeCap

Opportunities

+ Value

Net investment income (loss)

Income:

Dividends

$ 7

$ 1

$ 28

$ -

$ -

Total investment income

7

1

28

-

-

Expenses:

Mortality and expense risk and

other charges

9

6

34

5

33

Total expenses

9

6

34

5

33

Net investment income (loss)

(2)

(5)

(6)

(5)

(33)

Realized and unrealized gain (loss)

on investments

Net realized gain (loss) on investments

11

5

51

502

3,743

Capital gains distributions

-

6

-

-

-

Total realized gain (loss) on investments

and capital gains distributions

11

11

51

502

3,743

Net unrealized appreciation

(depreciation) of investments

335

260

188

(380)

(3,165)

Net increase (decrease) in net assets

resulting from operations

$ 344

$ 266

$ 233

$ 117

$ 545

The accompanying notes are an integral part of these financial statements.

S-28

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Statements of Operations

For the year ended December 31, 2004

(Dollars in thousands)

ING VP

ING VP

ING VP

ING VP

High Yield

International

ING VP

MidCap

SmallCap

Bond

Value

MagnaCap

Opportunities

Opportunities

Net investment income (loss)

Income:

Dividends

$ 266

$ 358

$ 34

$ -

$ -

Total investment income

266

358

34

-

-

Expenses:

Mortality and expense risk and

other charges

28

194

14

117

147

Total expenses

28

194

14

117

147

Net investment income (loss)

238

164

20

(117)

(147)

Realized and unrealized gain (loss)

on investments

Net realized gain (loss) on investments

40

1,013

45

412

1,251

Capital gains distributions

-

-

-

-

-

Total realized gain (loss) on investments

and capital gains distributions

40

1,013

45

412

1,251

Net unrealized appreciation

(depreciation) of investments

25

3,210

115

1,017

811

Net increase (decrease) in net assets

resulting from operations

$ 303

$ 4,387

$ 180

$ 1,312

$ 1,915

The accompanying notes are an integral part of these financial statements.

S-29

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Statements of Operations

For the year ended December 31, 2004

(Dollars in thousands)

Neuberger

Janus Aspen

Janus Aspen

Janus Aspen

Berman AMT

Janus Aspen

International

Mid Cap

Worldwide

Limited

Growth

Growth

Growth

Growth

Maturity Bond

Net investment income (loss)

Income:

Dividends

$ 2

$ 220

$ -

$ 433

$ 518

Total investment income

2

220

-

433

518

Expenses:

Mortality and expense risk and

other charges

81

161

197

310

72

Total expenses

81

161

197

310

72

Net investment income (loss)

(79)

59

(197)

123

446

Realized and unrealized gain (loss)

on investments

Net realized gain (loss) on investments

4,268

960

747

1,832

(71)

Capital gains distributions

-

-

-

-

-

Total realized gain (loss) on investments

and capital gains distributions

4,268

960

747

1,832

(71)

Net unrealized appreciation

(depreciation) of investments

(3,903)

3,102

5,059

(344)

(336)

Net increase (decrease) in net assets

resulting from operations

$ 286

$ 4,121

$ 5,609

$ 1,611

$ 39

The accompanying notes are an integral part of these financial statements.

S-30

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Statements of Operations

For the year ended December 31, 2004

(Dollars in thousands)

Neuberger

Neuberger

Berman AMT

OpCap

Berman AMT

Socially

OpCap

Global

OpCap

Partners

Responsive

Equity

Equity

Managed

Net investment income (loss)

Income:

Dividends

$ -

$ -

$ 50

$ 22

$ 188

Total investment income

-

-

50

22

188

Expenses:

Mortality and expense risk and

other charges

50

7

37

34

94

Total expenses

50

7

37

34

94

Net investment income (loss)

(50)

(7)

13

(12)

94

Realized and unrealized gain (loss)

on investments

Net realized gain (loss) on investments

1,563

36

173

166

168

Capital gains distributions

-

-

-

-

-

Total realized gain (loss) on investments

and capital gains distributions

1,563

36

173

166

168

Net unrealized appreciation

(depreciation) of investments

(900)

130

411

417

1,019

Net increase (decrease) in net assets

resulting from operations

$ 613

$ 159

$ 597

$ 571

$ 1,281

The accompanying notes are an integral part of these financial statements.

S-31

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Statements of Operations

For the year ended December 31, 2004

(Dollars in thousands)

Pioneer

Pioneer

Putnam VT

Putnam VT

OpCap

MidCap

SmallCap

Diversified

Growth and

Small Cap

Value VCT

Value VCT

Income

Income

Net investment income (loss)

Income:

Dividends

$ 10

$ 6

$ -

$ 101

$ 773

Total investment income

10

6

-

101

773

Expenses:

Mortality and expense risk and

other charges

176

9

7

9

343

Total expenses

176

9

7

9

343

Net investment income (loss)

(166)

(3)

(7)

92

430

Realized and unrealized gain (loss)

on investments

Net realized gain (loss) on investments

1,030

20

52

4

1,237

Capital gains distributions

-

15

-

-

-

Total realized gain (loss) on investments

and capital gains distributions

1,030

35

52

4

1,237

Net unrealized appreciation

(depreciation) of investments

3,128

348

202

(8)

2,709

Net increase (decrease) in net assets

resulting from operations

$ 3,992

$ 380

$ 247

$ 88

$ 4,376

The accompanying notes are an integral part of these financial statements.

S-32

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Statements of Operations

For the year ended December 31, 2004

(Dollars in thousands)

Putnam VT

Putnam VT

Putnam VT

Putnam VT

Utilities

International

New

Small Cap

Growth and

Putnam VT

Growth

Opportunities

Value

Income

Voyager

Net investment income (loss)

Income:

Dividends

$ 18

$ -

$ 36

$ 30

$ 373

Total investment income

18

-

36

30

373

Expenses:

Mortality and expense risk and

other charges

9

275

50

8

659

Total expenses

9

275

50

8

659

Net investment income (loss)

9

(275)

(14)

22

(286)

Realized and unrealized gain (loss)

on investments

Net realized gain (loss) on investments

68

1,163

161

59

1,773

Capital gains distributions

-

-

-

-

-

Total realized gain (loss) on investments

and capital gains distributions

68

1,163

161

59

1,773

Net unrealized appreciation

(depreciation) of investments

76

2,311

1,659

158

2,009

Net increase (decrease) in net assets

resulting from operations

$ 153

$ 3,199

$ 1,806

$ 239

$ 3,496

The accompanying notes are an integral part of these financial statements.

S-33

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Statements of Changes in Net Assets

For the years ended December 31, 2004 and 2003

(Dollars in thousands)

AIM V.I.

Alger

Alger

Dent

Alger

American

American

Demographic

American

Leveraged

MidCap

Trends

Growth

AllCap

Growth

Net assets at January 1, 2003

$ 3,425

$ 33,851

$ 2,676

$ 16,748

Increase (decrease) in net assets

Operations:

Net investment income (loss)

(28)

(298)

(28)

(168)

Net realized gain (loss) on investments

and capital gains distributions

(547)

(15,936)

(225)

450

Net unrealized appreciation (depreciation) of investments

1,911

28,261

1,340

8,728

Net increase (decrease) in net assets from operations

1,336

12,027

1,087

9,010

Changes from principal transactions:

Premiums

1,271

10,166

1,303

5,625

Surrenders and other withdrawals

(165)

(1,978)

(98)

(944)

Transfer payments

457

(702)

618

5,637

Policy loans

(60)

(252)

(7)

(115)

Loan collateral interest

4

53

2

21

Death benefits

(4)

(62)

(1)

(60)

Contract charges

(539)

(4,291)

(444)

(2,353)

Increase (decrease) in net assets derived from

principal transactions

964

2,934

1,373

7,811

Total increase (decrease)

2,300

14,961

2,460

16,821

Net assets at December 31, 2003

5,725

48,812

5,136

33,569

Increase (decrease) in net assets

Operations:

Net investment income (loss)

(40)

(349)

(36)

(261)

Net realized gain (loss) on investments

and capital gains distributions

277

(387)

291

1,770

Net unrealized appreciation (depreciation) of investments

229

2,900

100

2,949

Net increase (decrease) in net assets from operations

466

2,164

355

4,458

Changes from principal transactions:

Premiums

1,482

8,986

1,248

6,552

Surrenders and withdrawals

(203)

(2,388)

(191)

(1,654)

Transfer payments

(129)

(4,402)

(945)

1,826

Policy loans

(46)

(420)

(39)

(313)

Loan collateral interest

3

58

2

30

Death benefits

(10)

(174)

(3)

(88)

Contract charges

(558)

(4,024)

(434)

(2,807)

Increase (decrease) in net assets derived from

principal transactions

539

(2,364)

(362)

3,546

Total increase (decrease)

1,005

(200)

(7)

8,004

Net assets at December 31, 2004

$ 6,730

$ 48,612

$ 5,129

$ 41,573

The accompanying notes are an integral part of these financial statements.

S-34

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Statements of Changes in Net Assets

For the years ended December 31, 2004 and 2003

(Dollars in thousands)

Alger

American

American

Small

American

Growth-

American

Capitalization

Growth

Income

International

Net assets at January 1, 2003

$ 5,220

$ -

$ -

$ -

Increase (decrease) in net assets

Operations:

Net investment income (loss)

(46)

(1)

10

13

Net realized gain (loss) on investments

and capital gains distributions

1,110

2

5

4

Net unrealized appreciation (depreciation) of investments

1,244

166

110

123

Net increase (decrease) in net assets from operations

2,308

167

125

140

Changes from principal transactions:

Premiums

1,597

281

177

167

Surrenders and other withdrawals

(288)

(5)

-

(2)

Transfer payments

522

2,144

1,492

1,247

Policy loans

(59)

(6)

-

(3)

Loan collateral interest

10

-

-

-

Death benefits

(30)

(1)

-

-

Contract charges

(704)

(56)

(37)

(36)

Increase (decrease) in net assets derived from

principal transactions

1,048

2,357

1,632

1,373

Total increase (decrease)

3,356

2,524

1,757

1,513

Net assets at December 31, 2003

8,576

2,524

1,757

1,513

Increase (decrease) in net assets

Operations:

Net investment income (loss)

(33)

(31)

48

76

Net realized gain (loss) on investments

and capital gains distributions

1,251

48

48

32

Net unrealized appreciation (depreciation) of investments

(523)

1,297

698

1,017

Net increase (decrease) in net assets from operations

695

1,314

794

1,125

Changes from principal transactions:

Premiums

835

3,061

2,647

1,563

Surrenders and withdrawals

(264)

(129)

(124)

(74)

Transfer payments

(8,460)

9,845

7,606

6,495

Policy loans

(57)

(34)

(17)

(25)

Loan collateral interest

14

2

1

1

Death benefits

(17)

(2)

(2)

(2)

Contract charges

(400)

(686)

(508)

(411)

Increase (decrease) in net assets derived from

principal transactions

(8,349)

12,057

9,603

7,547

Total increase (decrease)

(7,654)

13,371

10,397

8,672

Net assets at December 31, 2004

$ 922

$ 15,895

$ 12,154

$ 10,185

The accompanying notes are an integral part of these financial statements.

S-35

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Statements of Changes in Net Assets

For the years ended December 31, 2004 and 2003

(Dollars in thousands)

Fidelity®

Fidelity®

Fidelity®

VIP

VIP Equity-

Fidelity®

VIP High

Contrafund®

Income

VIP Growth

Income

Net assets at January 1, 2003

$ 63,546

$ 83,106

$ 99,310

$ 13,890

Increase (decrease) in net assets

Operations:

Net investment income (loss)

(275)

854

(601)

981

Net realized gain (loss) on investments

and capital gains distributions

(12,708)

(13,909)

(37,095)

2,840

Net unrealized appreciation (depreciation) of investments

31,389

38,298

68,511

514

Net increase (decrease) in net assets from operations

18,406

25,243

30,815

4,335

Changes from principal transactions:

Premiums

11,779

11,631

14,589

2,129

Surrenders and other withdrawals

(3,733)

(4,776)

(6,185)

(839)

Transfer payments

5,524

5,929

(2,199)

1,527

Policy loans

(484)

(608)

(1,135)

(158)

Loan collateral interest

78

292

482

58

Death benefits

(113)

(354)

(245)

(81)

Contract charges

(6,245)

(7,025)

(8,620)

(1,492)

Increase (decrease) in net assets derived from

principal transactions

6,806

5,089

(3,313)

1,144

Total increase (decrease)

25,212

30,332

27,502

5,479

Net assets at December 31, 2003

88,758

113,438

126,812

19,369

Increase (decrease) in net assets

Operations:

Net investment income (loss)

(445)

843

(645)

1,411

Net realized gain (loss) on investments

and capital gains distributions

2,106

10,074

(507)

(266)

Net unrealized appreciation (depreciation) of investments

11,573

1,038

4,009

480

Net increase (decrease) in net assets from operations

13,234

11,955

2,857

1,625

Changes from principal transactions:

Premiums

12,179

11,752

13,109

2,096

Surrenders and withdrawals

(5,144)

(6,199)

(7,138)

(1,184)

Transfer payments

3,071

1,453

(3,750)

(642)

Policy loans

(966)

(1,466)

(1,582)

(194)

Loan collateral interest

95

284

471

65

Death benefits

(376)

(456)

(340)

(57)

Contract charges

(6,639)

(7,441)

(8,241)

(1,484)

Increase (decrease) in net assets derived from

principal transactions

2,220

(2,073)

(7,471)

(1,400)

Total increase (decrease)

15,454

9,882

(4,614)

225

Net assets at December 31, 2004

$ 104,212

$ 123,320

$ 122,198

$ 19,594

The accompanying notes are an integral part of these financial statements.

S-36

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Statements of Changes in Net Assets

For the years ended December 31, 2004 and 2003

(Dollars in thousands)

Fidelity®

Fidelity®

VIP

Fidelity®

Fidelity®

VIP Asset

Investment

VIP

VIP Money

ManagerSM

Grade Bond

Index 500

Market

Net assets at January 1, 2003

$ 17,370

$ 20,365

$ 67,202

$ 69,344

Increase (decrease) in net assets

Operations:

Net investment income (loss)

501

653

513

173

Net realized gain (loss) on investments

and capital gains distributions

(2,864)

914

(17,087)

-

Net unrealized appreciation (depreciation) of investments

5,037

(640)

35,701

-

Net increase (decrease) in net assets from operations

2,674

927

19,127

173

Changes from principal transactions:

Premiums

5

4,169

16,175

26,287

Surrenders and other withdrawals

(1,059)

(1,681)

(4,526)

(4,767)

Transfer payments

(316)

1,176

887

(23,735)

Policy loans

(153)

(126)

(60)

(922)

Loan collateral interest

-

50

156

245

Death benefits

(110)

(118)

(162)

(410)

Contract charges

(1,091)

(2,140)

(7,905)

(6,359)

Increase (decrease) in net assets derived from

principal transactions

(2,724)

1,330

4,565

(9,661)

Total increase (decrease)

(50)

2,257

23,692

(9,488)

Net assets at December 31, 2003

17,320

22,622

90,894

59,856

Increase (decrease) in net assets

Operations:

Net investment income (loss)

330

766

824

70

Net realized gain (loss) on investments

and capital gains distributions

(459)

516

15,667

-

Net unrealized appreciation (depreciation) of investments

827

(457)

(13,851)

-

Net increase (decrease) in net assets from operations

698

825

2,640

70

Changes from principal transactions:

Premiums

-

3,620

8,086

14,512

Surrenders and withdrawals

(1,199)

(1,177)

(2,664)

(2,701)

Transfer payments

(579)

(428)

(86,881)

(63,182)

Policy loans

(164)

(189)

(434)

(337)

Loan collateral interest

-

29

97

173

Death benefits

(53)

(77)

(126)

(61)

Contract charges

(948)

(1,865)

(4,054)

(2,783)

Increase (decrease) in net assets derived from

principal transactions

(2,943)

(87)

(85,976)

(54,379)

Total increase (decrease)

(2,245)

738

(83,336)

(54,309)

Net assets at December 31, 2004

$ 15,075

$ 23,360

$ 7,558

$ 5,547

The accompanying notes are an integral part of these financial statements.

S-37

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Statements of Changes in Net Assets

For the years ended December 31, 2004 and 2003

(Dollars in thousands)

ING AIM

Fidelity®

ING VP

Capital Mid-

ING Hard

VIP Overseas

Bond

Cap Growth

Assets

Net assets at January 1, 2003

$ 8,400

$ 281

$ -

$ -

Increase (decrease) in net assets

Operations:

Net investment income (loss)

2

7

-

-

Net realized gain (loss) on investments

and capital gains distributions

(4,718)

(3)

(11)

2

Net unrealized appreciation (depreciation) of investments

7,840

32

4

8

Net increase (decrease) in net assets from operations

3,124

36

(7)

10

Changes from principal transactions:

Premiums

3

503

18

1

Surrenders and other withdrawals

(489)

(11)

-

-

Transfer payments

(414)

568

82

94

Policy loans

(95)

(19)

-

-

Loan collateral interest

-

-

-

-

Death benefits

(47)

-

-

-

Contract charges

(526)

(152)

(2)

(1)

Increase (decrease) in net assets derived from

principal transactions

(1,568)

889

98

94

Total increase (decrease)

1,556

925

91

104

Net assets at December 31, 2003

9,956

1,206

91

104

Increase (decrease) in net assets

Operations:

Net investment income (loss)

36

141

(1)

5

Net realized gain (loss) on investments

and capital gains distributions

141

69

1

2

Net unrealized appreciation (depreciation) of investments

947

(138)

22

37

Net increase (decrease) in net assets from operations

1,124

72

22

44

Changes from principal transactions:

Premiums

(2)

743

129

139

Surrenders and withdrawals

(445)

(76)

(8)

(2)

Transfer payments

(280)

800

160

541

Policy loans

(109)

-

-

(2)

Loan collateral interest

-

1

-

-

Death benefits

(11)

-

-

-

Contract charges

(507)

(248)

(25)

(41)

Increase (decrease) in net assets derived from

principal transactions

(1,354)

1,220

256

635

Total increase (decrease)

(230)

1,292

278

679

Net assets at December 31, 2004

$ 9,726

$ 2,498

$ 369

$ 783

The accompanying notes are an integral part of these financial statements.

S-38

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Statements of Changes in Net Assets

For the years ended December 31, 2004 and 2003

(Dollars in thousands)

ING

JPMorgan

ING

ING Limited

ING

Small Cap

Legg Mason

Maturity

International

Equity

Value

Bond

Net assets at January 1, 2003

$ -

$ -

$ -

$ -

Increase (decrease) in net assets

Operations:

Net investment income (loss)

-

-

-

1

Net realized gain (loss) on investments

and capital gains distributions

(2)

-

-

-

Net unrealized appreciation (depreciation) of investments

7

-

-

(1)

Net increase (decrease) in net assets from operations

5

-

-

-

Changes from principal transactions:

Premiums

13

-

-

40

Surrenders and other withdrawals

-

-

-

-

Transfer payments

81

-

-

81

Policy loans

-

-

-

1

Loan collateral interest

-

-

-

-

Death benefits

-

-

-

-

Contract charges

(2)

-

-

(3)

Increase (decrease) in net assets derived from

principal transactions

92

-

-

119

Total increase (decrease)

97

-

-

119

Net assets at December 31, 2003

97

-

-

119

Increase (decrease) in net assets

Operations:

Net investment income (loss)

2

(34)

1

25

Net realized gain (loss) on investments

and capital gains distributions

13

16

-

3

Net unrealized appreciation (depreciation) of investments

26

1,488

124

(26)

Net increase (decrease) in net assets from operations

41

1,470

125

2

Changes from principal transactions:

Premiums

76

898

69

94

Surrenders and withdrawals

(1)

(224)

-

(69)

Transfer payments

139

9,713

996

406

Policy loans

-

(32)

-

-

Loan collateral interest

-

4

-

-

Death benefits

-

(1)

-

-

Contract charges

(21)

(426)

(21)

(28)

Increase (decrease) in net assets derived from

principal transactions

193

9,932

1,044

403

Total increase (decrease)

234

11,402

1,169

405

Net assets at December 31, 2004

$ 331

$ 11,402

$ 1,169

$ 524

The accompanying notes are an integral part of these financial statements.

S-39

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Statements of Changes in Net Assets

For the years ended December 31, 2004 and 2003

(Dollars in thousands)

ING

ING

Liquid Assets

Liquid Assets

ING

Portfolio -

Portfolio -

Institutional

Service

ING Marsico

Mercury

Shares

Shares

Growth

Focus Value

Net assets at January 1, 2003

$ -

$ -

$ -

$ -

Increase (decrease) in net assets

Operations:

Net investment income (loss)

-

-

(1)

-

Net realized gain (loss) on investments

and capital gains distributions

-

-

2

-

Net unrealized appreciation (depreciation) of investments

-

-

48

-

Net increase (decrease) in net assets from operations

-

-

49

-

Changes from principal transactions:

Premiums

-

8

131

-

Surrenders and other withdrawals

-

-

(12)

-

Transfer payments

-

37

835

-

Policy loans

-

-

(5)

-

Loan collateral interest

-

-

-

-

Death benefits

-

-

-

-

Contract charges

-

(2)

(17)

-

Increase (decrease) in net assets derived from

principal transactions

-

43

932

-

Total increase (decrease)

-

43

981

-

Net assets at December 31, 2003

-

43

981

-

Increase (decrease) in net assets

Operations:

Net investment income (loss)

173

(1)

(12)

(3)

Net realized gain (loss) on investments

and capital gains distributions

-

-

25

500

Net unrealized appreciation (depreciation) of investments

-

-

218

221

Net increase (decrease) in net assets from operations

173

(1)

231

718

Changes from principal transactions:

Premiums

11,749

38

582

878

Surrenders and withdrawals

(1,902)

-

(11)

(231)

Transfer payments

37,653

(73)

706

11,456

Policy loans

(49)

-

(4)

(56)

Loan collateral interest

56

-

-

3

Death benefits

(18)

-

-

(28)

Contract charges

(2,250)

(7)

(116)

(469)

Increase (decrease) in net assets derived from

principal transactions

45,239

(42)

1,157

11,553

Total increase (decrease)

45,412

(43)

1,388

12,271

Net assets at December 31, 2004

$ 45,412

$ -

$ 2,369

$ 12,271

The accompanying notes are an integral part of these financial statements.

S-40

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Statements of Changes in Net Assets

For the years ended December 31, 2004 and 2003

(Dollars in thousands)

ING MFS®

ING MFS®

ING Salomon

Mid-Cap

Total

Brothers

ING Stock

Growth

Return

Investors

Index

Net assets at January 1, 2003

$ 690

$ -

$ -

$ -

Increase (decrease) in net assets

Operations:

Net investment income (loss)

(8)

1

-

-

Net realized gain (loss) on investments

and capital gains distributions

314

3

-

-

Net unrealized appreciation (depreciation) of investments

61

9

6

-

Net increase (decrease) in net assets from operations

367

13

6

-

Changes from principal transactions:

Premiums

418

48

25

-

Surrenders and other withdrawals

(51)

(12)

-

-

Transfer payments

417

165

49

-

Policy loans

(8)

(1)

-

-

Loan collateral interest

-

-

-

-

Death benefits

(1)

-

-

-

Contract charges

(145)

(9)

(4)

-

Increase (decrease) in net assets derived from

principal transactions

630

191

70

-

Total increase (decrease)

997

204

76

-

Net assets at December 31, 2003

1,687

204

76

-

Increase (decrease) in net assets

Operations:

Net investment income (loss)

(14)

17

-

670

Net realized gain (loss) on investments

and capital gains distributions

24

16

8

244

Net unrealized appreciation (depreciation) of investments

317

41

11

5,378

Net increase (decrease) in net assets from operations

327

74

19

6,292

Changes from principal transactions:

Premiums

632

304

96

8,496

Surrenders and withdrawals

(85)

(77)

(1)

(2,134)

Transfer payments

545

617

127

84,718

Policy loans

(17)

(1)

-

(416)

Loan collateral interest

1

-

-

42

Death benefits

-

-

-

(130)

Contract charges

(231)

(70)

(21)

(3,987)

Increase (decrease) in net assets derived from

principal transactions

845

773

201

86,589

Total increase (decrease)

1,172

847

220

92,881

Net assets at December 31, 2004

$ 2,859

$ 1,051

$ 296

$ 92,881

The accompanying notes are an integral part of these financial statements.

S-41

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Statements of Changes in Net Assets

For the years ended December 31, 2004 and 2003

(Dollars in thousands)

ING T. Rowe

ING T. Rowe

ING

ING Van

Price Capital

Price Equity

Van Kampen

Kampen

Appreciation

Income

Equity Growth

Real Estate

Net assets at January 1, 2003

$ 5,405

$ -

$ -

$ -

Increase (decrease) in net assets

Operations:

Net investment income (loss)

(6)

-

-

1

Net realized gain (loss) on investments

and capital gains distributions

327

4

-

5

Net unrealized appreciation (depreciation) of investments

1,473

27

-

24

Net increase (decrease) in net assets from operations

1,794

31

-

30

Changes from principal transactions:

Premiums

1,998

45

-

99

Surrenders and other withdrawals

(815)

-

-

(5)

Transfer payments

1,889

328

-

318

Policy loans

315

-

-

-

Loan collateral interest

7

-

-

-

Death benefits

(110)

-

-

-

Contract charges

(789)

(11)

-

(10)

Increase (decrease) in net assets derived from

principal transactions

2,495

362

-

402

Total increase (decrease)

4,289

393

-

432

Net assets at December 31, 2003

9,694

393

-

432

Increase (decrease) in net assets

Operations:

Net investment income (loss)

117

15

(68)

43

Net realized gain (loss) on investments

and capital gains distributions

580

42

48

87

Net unrealized appreciation (depreciation) of investments

1,534

197

1,032

559

Net increase (decrease) in net assets from operations

2,231

254

1,012

689

Changes from principal transactions:

Premiums

2,757

460

1,876

540

Surrenders and withdrawals

(453)

(21)

(617)

(15)

Transfer payments

5,698

2,139

20,926

2,671

Policy loans

(85)

(5)

(128)

(8)

Loan collateral interest

8

-

7

1

Death benefits

(18)

-

(22)

-

Contract charges

(1,157)

(199)

(1,029)

(164)

Increase (decrease) in net assets derived from

principal transactions

6,750

2,374

21,013

3,025

Total increase (decrease)

8,981

2,628

22,025

3,714

Net assets at December 31, 2004

$ 18,675

$ 3,021

$ 22,025

$ 4,146

The accompanying notes are an integral part of these financial statements.

S-42

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Statements of Changes in Net Assets

For the years ended December 31, 2004 and 2003

(Dollars in thousands)

ING

ING

ING Salomon

JPMorgan

PIMCO

Brothers

ING Van

Mid Cap

Total

Aggressive

Kampen

Value

Return

Growth

Comstock

Net assets at January 1, 2003

$ -

$ -

$ -

$ 225

Increase (decrease) in net assets

Operations:

Net investment income (loss)

1

19

-

6

Net realized gain (loss) on investments

and capital gains distributions

16

3

1

117

Net unrealized appreciation (depreciation) of investments

12

(14)

8

74

Net increase (decrease) in net assets from operations

29

8

9

197

Changes from principal transactions:

Premiums

87

146

3

422

Surrenders and other withdrawals

-

-

-

(5)

Transfer payments

284

625

77

662

Policy loans

-

-

-

(7)

Loan collateral interest

-

-

-

-

Death benefits

-

-

-

-

Contract charges

(17)

(22)

(4)

(84)

Increase (decrease) in net assets derived from

principal transactions

354

749

76

988

Total increase (decrease)

383

757

85

1,185

Net assets at December 31, 2003

383

757

85

1,410

Increase (decrease) in net assets

Operations:

Net investment income (loss)

-

(8)

(1)

(14)

Net realized gain (loss) on investments

and capital gains distributions

86

12

7

23

Net unrealized appreciation (depreciation) of investments

208

46

2

422

Net increase (decrease) in net assets from operations

294

50

8

431

Changes from principal transactions:

Premiums

606

565

76

880

Surrenders and withdrawals

(43)

(11)

(1)

(55)

Transfer payments

1,710

793

26

1,595

Policy loans

(2)

(1)

(2)

(6)

Loan collateral interest

-

-

-

-

Death benefits

(1)

(1)

-

-

Contract charges

(175)

(144)

(18)

(221)

Increase (decrease) in net assets derived from

principal transactions

2,095

1,201

81

2,193

Total increase (decrease)

2,389

1,251

89

2,624

Net assets at December 31, 2004

$ 2,772

$ 2,008

$ 174

$ 4,034

The accompanying notes are an integral part of these financial statements.

S-43

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Statements of Changes in Net Assets

For the years ended December 31, 2004 and 2003

(Dollars in thousands)

ING

ING VP

ING VP

ING VP

Van Kampen

Strategic

Strategic

Strategic

Equity and

Allocation

Allocation

Allocation

Income

Balanced

Growth

Income

Net assets at January 1, 2003

$ 7

$ -

$ -

$ -

Increase (decrease) in net assets

Operations:

Net investment income (loss)

-

-

-

-

Net realized gain (loss) on investments

and capital gains distributions

-

-

-

-

Net unrealized appreciation (depreciation) of investments

5

-

-

-

Net increase (decrease) in net assets from operations

5

-

-

-

Changes from principal transactions:

Premiums

6

-

-

-

Surrenders and other withdrawals

-

-

-

-

Transfer payments

22

-

-

-

Policy loans

-

-

-

-

Loan collateral interest

-

-

-

-

Death benefits

-

-

-

-

Contract charges

(3)

-

-

-

Increase (decrease) in net assets derived from

principal transactions

25

-

-

-

Total increase (decrease)

30

-

-

-

Net assets at December 31, 2003

37

-

-

-

Increase (decrease) in net assets

Operations:

Net investment income (loss)

-

-

-

-

Net realized gain (loss) on investments

and capital gains distributions

4

-

-

-

Net unrealized appreciation (depreciation) of investments

11

-

-

-

Net increase (decrease) in net assets from operations

15

-

-

-

Changes from principal transactions:

Premiums

62

-

-

1

Surrenders and withdrawals

-

-

-

-

Transfer payments

92

20

3

338

Policy loans

-

-

-

-

Loan collateral interest

-

-

-

-

Death benefits

-

-

-

-

Contract charges

(14)

-

-

-

Increase (decrease) in net assets derived from

principal transactions

140

20

3

339

Total increase (decrease)

155

20

3

339

Net assets at December 31, 2004

$ 192

$ 20

$ 3

$ 339

The accompanying notes are an integral part of these financial statements.

S-44

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Statements of Changes in Net Assets

For the years ended December 31, 2004 and 2003

(Dollars in thousands)

ING VP

ING VP

ING VP

ING VP

Index Plus

Index Plus

Index Plus

Disciplined

LargeCap

MidCap

SmallCap

LargeCap

Net assets at January 1, 2003

$ 37

$ 105

$ 80

$ 1,811

Increase (decrease) in net assets

Operations:

Net investment income (loss)

-

(1)

(2)

1

Net realized gain (loss) on investments

and capital gains distributions

70

128

83

(453)

Net unrealized appreciation (depreciation) of investments

29

45

19

885

Net increase (decrease) in net assets from operations

99

172

100

433

Changes from principal transactions:

Premiums

87

239

104

426

Surrenders and other withdrawals

-

(9)

(5)

(94)

Transfer payments

198

679

342

(128)

Policy loans

-

(4)

-

(3)

Loan collateral interest

-

-

-

2

Death benefits

-

-

-

(2)

Contract charges

(22)

(64)

(33)

(197)

Increase (decrease) in net assets derived from

principal transactions

263

841

408

4

Total increase (decrease)

362

1,013

508

437

Net assets at December 31, 2003

399

1,118

588

2,248

Increase (decrease) in net assets

Operations:

Net investment income (loss)

6

(2)

(5)

(6)

Net realized gain (loss) on investments

and capital gains distributions

8

11

11

51

Net unrealized appreciation (depreciation) of investments

84

335

260

188

Net increase (decrease) in net assets from operations

98

344

266

233

Changes from principal transactions:

Premiums

290

642

425

353

Surrenders and withdrawals

(33)

(36)

(12)

(105)

Transfer payments

598

1,189

864

7

Policy loans

-

(5)

(6)

(22)

Loan collateral interest

-

-

-

2

Death benefits

-

(1)

-

(4)

Contract charges

(83)

(202)

(139)

(192)

Increase (decrease) in net assets derived from

principal transactions

772

1,587

1,132

39

Total increase (decrease)

870

1,931

1,398

272

Net assets at December 31, 2004

$ 1,269

$ 3,049

$ 1,986

$ 2,520

The accompanying notes are an integral part of these financial statements.

S-45

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Statements of Changes in Net Assets

For the years ended December 31, 2004 and 2003

(Dollars in thousands)

ING VP

ING VP

ING VP

ING VP

Growth

Growth

High Yield

International

Opportunities

+ Value

Bond

Value

Net assets at January 1, 2003

$ 2,005

$ 12,837

$ 1,744

$ 11,956

Increase (decrease) in net assets

Operations:

Net investment income (loss)

(14)

(100)

165

102

Net realized gain (loss) on investments

and capital gains distributions

(292)

(6,817)

(56)

1,397

Net unrealized appreciation (depreciation) of investments

973

11,484

277

3,246

Net increase (decrease) in net assets from operations

667

4,567

386

4,745

Changes from principal transactions:

Premiums

915

3,856

705

4,055

Surrenders and other withdrawals

(60)

(534)

(139)

(673)

Transfer payments

(358)

(2,494)

1,735

4,781

Policy loans

(10)

(92)

(29)

(51)

Loan collateral interest

1

27

3

13

Death benefits

(3)

(18)

(24)

(17)

Contract charges

(340)

(1,690)

(313)

(1,475)

Increase (decrease) in net assets derived from

principal transactions

145

(945)

1,938

6,633

Total increase (decrease)

812

3,622

2,324

11,378

Net assets at December 31, 2003

2,817

16,459

4,068

23,334

Increase (decrease) in net assets

Operations:

Net investment income (loss)

(5)

(33)

238

164

Net realized gain (loss) on investments

and capital gains distributions

502

3,743

40

1,013

Net unrealized appreciation (depreciation) of investments

(380)

(3,165)

25

3,210

Net increase (decrease) in net assets from operations

117

545

303

4,387

Changes from principal transactions:

Premiums

251

1,017

742

4,428

Surrenders and withdrawals

(34)

(230)

(225)

(971)

Transfer payments

(3,059)

(17,251)

1,004

2,447

Policy loans

2

(61)

(72)

(193)

Loan collateral interest

1

12

3

20

Death benefits

-

(7)

(7)

(49)

Contract charges

(95)

(484)

(396)

(1,832)

Increase (decrease) in net assets derived from

principal transactions

(2,934)

(17,004)

1,049

3,850

Total increase (decrease)

(2,817)

(16,459)

1,352

8,237

Net assets at December 31, 2004

$ -

$ -

$ 5,420

$ 31,571

The accompanying notes are an integral part of these financial statements.

S-46

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Statements of Changes in Net Assets

For the years ended December 31, 2004 and 2003

(Dollars in thousands)

ING VP

ING VP

ING VP

MidCap

SmallCap

Janus Aspen

MagnaCap

Opportunities

Opportunities

Growth

Net assets at January 1, 2003

$ 1,140

$ 1,410

$ 17,464

$ 20,311

Increase (decrease) in net assets

Operations:

Net investment income (loss)

8

(11)

(140)

(131)

Net realized gain (loss) on investments

and capital gains distributions

13

(183)

(7,544)

(11,428)

Net unrealized appreciation (depreciation) of investments

388

783

13,968

17,534

Net increase (decrease) in net assets from operations

409

589

6,284

5,975

Changes from principal transactions:

Premiums

519

603

5,217

5,204

Surrenders and other withdrawals

(116)

(70)

(886)

(1,319)

Transfer payments

55

297

(3,287)

(3,154)

Policy loans

(6)

(9)

(128)

(112)

Loan collateral interest

-

1

19

25

Death benefits

(1)

(1)

(33)

(53)

Contract charges

(191)

(252)

(2,128)

(2,557)

Increase (decrease) in net assets derived from

principal transactions

260

569

(1,226)

(1,966)

Total increase (decrease)

669

1,158

5,058

4,009

Net assets at December 31, 2003

1,809

2,568

22,522

24,320

Increase (decrease) in net assets

Operations:

Net investment income (loss)

20

(117)

(147)

(79)

Net realized gain (loss) on investments

and capital gains distributions

45

412

1,251

4,268

Net unrealized appreciation (depreciation) of investments

115

1,017

811

(3,903)

Net increase (decrease) in net assets from operations

180

1,312

1,915

286

Changes from principal transactions:

Premiums

477

2,972

4,030

2,200

Surrenders and withdrawals

(89)

(858)

(1,055)

(985)

Transfer payments

211

17,853

(2,707)

(23,272)

Policy loans

(19)

(118)

(171)

(139)

Loan collateral interest

-

17

20

16

Death benefits

(12)

(21)

(46)

(33)

Contract charges

(193)

(1,464)

(1,844)

(1,118)

Increase (decrease) in net assets derived from

principal transactions

375

18,381

(1,773)

(23,331)

Total increase (decrease)

555

19,693

142

(23,045)

Net assets at December 31, 2004

$ 2,364

$ 22,261

$ 22,664

$ 1,275

The accompanying notes are an integral part of these financial statements.

S-47

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Statements of Changes in Net Assets

For the years ended December 31, 2004 and 2003

(Dollars in thousands)

Neuberger

Janus Aspen

Janus Aspen

Janus Aspen

Berman AMT

International

Mid Cap

Worldwide

Limited

Growth

Growth

Growth

Maturity Bond

Net assets at January 1, 2003

$ 16,100

$ 22,456

$ 39,797

$ 12,206

Increase (decrease) in net assets

Operations:

Net investment income (loss)

122

(173)

153

554

Net realized gain (loss) on investments

and capital gains distributions

3,423

(20,800)

(19,091)

340

Net unrealized appreciation (depreciation) of investments

3,051

28,658

27,658

(654)

Net increase (decrease) in net assets from operations

6,596

7,685

8,720

240

Changes from principal transactions:

Premiums

4,173

6,867

9,347

3,175

Surrenders and other withdrawals

(836)

(1,170)

(2,100)

(1,339)

Transfer payments

(769)

(2,390)

(6,404)

1,511

Policy loans

(54)

(167)

(217)

53

Loan collateral interest

30

52

78

13

Death benefits

(32)

(35)

(48)

(27)

Contract charges

(1,874)

(3,277)

(4,032)

(1,373)

Increase (decrease) in net assets derived from

principal transactions

638

(120)

(3,376)

2,013

Total increase (decrease)

7,234

7,565

5,344

2,253

Net assets at December 31, 2003

23,334

30,021

45,141

14,459

Increase (decrease) in net assets

Operations:

Net investment income (loss)

59

(197)

123

446

Net realized gain (loss) on investments

and capital gains distributions

960

747

1,832

(71)

Net unrealized appreciation (depreciation) of investments

3,102

5,059

(344)

(336)

Net increase (decrease) in net assets from operations

4,121

5,609

1,611

39

Changes from principal transactions:

Premiums

3,636

5,471

7,458

2,492

Surrenders and withdrawals

(1,143)

(2,115)

(2,362)

(709)

Transfer payments

(1,123)

(2,509)

(4,933)

(552)

Policy loans

(396)

(426)

(469)

(98)

Loan collateral interest

29

56

75

9

Death benefits

(53)

(65)

(107)

(46)

Contract charges

(1,859)

(2,991)

(3,483)

(1,155)

Increase (decrease) in net assets derived from

principal transactions

(909)

(2,579)

(3,821)

(59)

Total increase (decrease)

3,212

3,030

(2,210)

(20)

Net assets at December 31, 2004

$ 26,546

$ 33,051

$ 42,931

$ 14,439

The accompanying notes are an integral part of these financial statements.

S-48

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Statements of Changes in Net Assets

For the years ended December 31, 2004 and 2003

(Dollars in thousands)

Neuberger

Neuberger

Berman AMT

Berman AMT

Socially

OpCap

OpCap Global

Partners

Responsive

Equity

Equity

Net assets at January 1, 2003

$ 8,029

$ 698

$ 3,984

$ 1,619

Increase (decrease) in net assets

Operations:

Net investment income (loss)

(74)

(5)

27

(4)

Net realized gain (loss) on investments

and capital gains distributions

438

(6)

(137)

374

Net unrealized appreciation (depreciation) of investments

2,392

289

1,224

337

Net increase (decrease) in net assets from operations

2,756

278

1,114

707

Changes from principal transactions:

Premiums

1,796

287

1,086

517

Surrenders and other withdrawals

(591)

(72)

(174)

(34)

Transfer payments

487

115

(323)

1,182

Policy loans

(49)

(5)

21

(56)

Loan collateral interest

8

-

2

6

Death benefits

(5)

-

(11)

-

Contract charges

(860)

(120)

(460)

(230)

Increase (decrease) in net assets derived from

principal transactions

786

205

141

1,385

Total increase (decrease)

3,542

483

1,255

2,092

Net assets at December 31, 2003

11,571

1,181

5,239

3,711

Increase (decrease) in net assets

Operations:

Net investment income (loss)

(50)

(7)

13

(12)

Net realized gain (loss) on investments

and capital gains distributions

1,563

36

173

166

Net unrealized appreciation (depreciation) of investments

(900)

130

411

417

Net increase (decrease) in net assets from operations

613

159

597

571

Changes from principal transactions:

Premiums

874

277

970

843

Surrenders and withdrawals

(357)

(55)

(319)

(220)

Transfer payments

(11,460)

39

(48)

909

Policy loans

(38)

-

(51)

(61)

Loan collateral interest

10

1

1

9

Death benefits

(9)

(35)

(16)

(35)

Contract charges

(466)

(124)

(450)

(346)

Increase (decrease) in net assets derived from

principal transactions

(11,446)

103

87

1,099

Total increase (decrease)

(10,833)

262

684

1,670

Net assets at December 31, 2004

$ 738

$ 1,443

$ 5,923

$ 5,381

The accompanying notes are an integral part of these financial statements.

S-49

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Statements of Changes in Net Assets

For the years ended December 31, 2004 and 2003

(Dollars in thousands)

Pioneer

Pioneer

OpCap

OpCap

MidCap

SmallCap

Managed

Small Cap

Value VCT

Value VCT

Net assets at January 1, 2003

$ 8,519

$ 12,019

$ 1,145

$ 140

Increase (decrease) in net assets

Operations:

Net investment income (loss)

89

(103)

(2)

(2)

Net realized gain (loss) on investments

and capital gains distributions

(1,361)

(1,940)

135

2

Net unrealized appreciation (depreciation) of investments

3,280

7,643

94

141

Net increase (decrease) in net assets from operations

2,008

5,600

227

141

Changes from principal transactions:

Premiums

2,109

2,958

280

232

Surrenders and other withdrawals

(325)

(584)

(2)

(10)

Transfer payments

1,136

2,768

(561)

294

Policy loans

193

(71)

(2)

(5)

Loan collateral interest

15

15

-

-

Death benefits

(10)

(22)

-

-

Contract charges

(1,058)

(1,373)

(64)

(50)

Increase (decrease) in net assets derived from

principal transactions

2,060

3,691

(349)

461

Total increase (decrease)

4,068

9,291

(122)

602

Net assets at December 31, 2003

12,587

21,310

1,023

742

Increase (decrease) in net assets

Operations:

Net investment income (loss)

94

(166)

(3)

(7)

Net realized gain (loss) on investments

and capital gains distributions

168

1,030

35

52

Net unrealized appreciation (depreciation) of investments

1,019

3,128

348

202

Net increase (decrease) in net assets from operations

1,281

3,992

380

247

Changes from principal transactions:

Premiums

2,119

3,545

552

413

Surrenders and withdrawals

(547)

(1,044)

(40)

(5)

Transfer payments

43

2,462

906

489

Policy loans

(128)

(196)

(21)

(2)

Loan collateral interest

19

15

-

-

Death benefits

(69)

(86)

-

(1)

Contract charges

(1,110)

(1,686)

(159)

(132)

Increase (decrease) in net assets derived from

principal transactions

327

3,010

1,238

762

Total increase (decrease)

1,608

7,002

1,618

1,009

Net assets at December 31, 2004

$ 14,195

$ 28,312

$ 2,641

$ 1,751

The accompanying notes are an integral part of these financial statements.

S-50

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Statements of Changes in Net Assets

For the years ended December 31, 2004 and 2003

(Dollars in thousands)

Putnam VT

Putnam VT

Putnam VT

Putnam VT

Diversified

Growth and

International

New

Income

Income

Growth

Opportunities

Net assets at January 1, 2003

$ 1,098

$ 35,471

$ 1,093

$ 27,087

Increase (decrease) in net assets

Operations:

Net investment income (loss)

92

475

3

(251)

Net realized gain (loss) on investments

and capital gains distributions

(177)

(7,869)

241

(18,219)

Net unrealized appreciation (depreciation) of investments

279

16,861

13

26,947

Net increase (decrease) in net assets from operations

194

9,467

257

8,477

Changes from principal transactions:

Premiums

2

6,099

(1)

6,417

Surrenders and other withdrawals

(42)

(1,956)

(26)

(1,588)

Transfer payments

(66)

(1,338)

(109)

(2,174)

Policy loans

(4)

(325)

(12)

(251)

Loan collateral interest

-

70

-

63

Death benefits

(4)

(131)

(5)

(99)

Contract charges

(66)

(3,422)

(66)

(2,873)

Increase (decrease) in net assets derived from

principal transactions

(180)

(1,003)

(219)

(505)

Total increase (decrease)

14

8,464

38

7,972

Net assets at December 31, 2003

1,112

43,935

1,131

35,059

Increase (decrease) in net assets

Operations:

Net investment income (loss)

92

430

9

(275)

Net realized gain (loss) on investments

and capital gains distributions

4

1,237

68

1,163

Net unrealized appreciation (depreciation) of investments

(8)

2,709

76

2,311

Net increase (decrease) in net assets from operations

88

4,376

153

3,199

Changes from principal transactions:

Premiums

-

5,301

-

5,341

Surrenders and withdrawals

(32)

(2,624)

(41)

(2,034)

Transfer payments

(59)

(1,916)

(87)

(2,606)

Policy loans

(10)

(399)

(4)

(375)

Loan collateral interest

-

72

-

66

Death benefits

(1)

(152)

(1)

(69)

Contract charges

(55)

(3,262)

(59)

(2,610)

Increase (decrease) in net assets derived from

principal transactions

(157)

(2,980)

(192)

(2,287)

Total increase (decrease)

(69)

1,396

(39)

912

Net assets at December 31, 2004

$ 1,043

$ 45,331

$ 1,092

$ 35,971

The accompanying notes are an integral part of these financial statements.

S-51

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Statements of Changes in Net Assets

For the years ended December 31, 2004 and 2003

(Dollars in thousands)

Putnam VT

Putnam VT

Utilities

Small Cap

Growth and

Putnam VT

Value

Income

Voyager

Net assets at January 1, 2003

$ 3,690

$ 1,197

$ 72,929

Increase (decrease) in net assets

Operations:

Net investment income (loss)

(8)

39

(144)

Net realized gain (loss) on investments

and capital gains distributions

1,000

(853)

(49,084)

Net unrealized appreciation (depreciation) of investments

867

1,070

66,338

Net increase (decrease) in net assets from operations

1,859

256

17,110

Changes from principal transactions:

Premiums

1,289

(4)

13,164

Surrenders and other withdrawals

(199)

(42)

(4,177)

Transfer payments

(9)

(52)

(6,617)

Policy loans

(15)

(9)

(604)

Loan collateral interest

5

-

162

Death benefits

(5)

(7)

(147)

Contract charges

(506)

(89)

(6,777)

Increase (decrease) in net assets derived from

principal transactions

560

(203)

(4,996)

Total increase (decrease)

2,419

53

12,114

Net assets at December 31, 2003

6,109

1,250

85,043

Increase (decrease) in net assets

Operations:

Net investment income (loss)

(14)

22

(286)

Net realized gain (loss) on investments

and capital gains distributions

161

59

1,773

Net unrealized appreciation (depreciation) of investments

1,659

158

2,009

Net increase (decrease) in net assets from operations

1,806

239

3,496

Changes from principal transactions:

Premiums

1,517

-

11,151

Surrenders and withdrawals

(351)

(48)

(5,240)

Transfer payments

1,208

(23)

(5,901)

Policy loans

(64)

(16)

(933)

Loan collateral interest

7

-

164

Death benefits

(18)

-

(133)

Contract charges

(662)

(83)

(5,980)

Increase (decrease) in net assets derived from

principal transactions

1,637

(170)

(6,872)

Total increase (decrease)

3,443

69

(3,376)

Net assets at December 31, 2004

$ 9,552

$ 1,319

$ 81,667

The accompanying notes are an integral part of these financial statements.

S-52

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Notes to Financial Statements

1. Organization

  ReliaStar Life Insurance Company Select*Life Variable Account (the "Account") was established by ReliaStar Life Insurance Company ("ReliaStar Life" or the "Company") to support the operations of variable life policies ("Policies"). ReliaStar Life is an indirect, wholly-owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"), an insurance holding company domiciled in the State of Delaware. ING AIH is a wholly-owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

  The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Account Policies consist of the Select*Life I product and Select*Life Series 2000 product, which incorporates Select*Life II, Select*Life III, Variable Estate Design and Flex Design products. ReliaStar Life provides for variable accumulation and benefits under the Policies by crediting premium payments to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the Policyholders. The portion of the Account's assets applicable to Policies will not be charged with liabilities arising out of any other business ReliaStar Life may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ReliaStar Life. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ReliaStar Life.

  At December 31, 2004, the Account had 72 investment divisions (the "Divisions"), 37 of which invest in independently managed mutual funds and 35 of which invest in mutual funds managed by an affiliate, either Directed Services, Inc., ING Life Insurance and Annuity Company, or ING Investments, LLC. The assets in each Division are invested in shares of a designated fund ("Fund") of various investment trusts (the "Trusts"). Investment Divisions at December 31, 2004 and related Trusts are as follows:

  AIM Variable Insurance Funds:

  AIM V.I. Dent Demographic Trends Fund - Series I

    Shares

Alger American Funds:

  Alger American Growth Portfolio - Class O Shares

  Alger American Leveraged AllCap Portfolio - Class O

    Shares

  Alger American MidCap Growth Portfolio - Class O

    Shares

  Alger American Small Capitalization Portfolio - Class O

    Shares

American Funds Insurance Series:

  American Growth Fund - Class 2*

  American Growth-Income Fund - Class 2*

  American International Fund - Class 2*

  Fidelity® Variable Insurance Products:

  Fidelity® VIP Contrafund® Portfolio - Initial Class

  Fidelity® VIP Equity-Income Portfolio - Initial Class

  Fidelity® VIP Growth Portfolio - Initial Class

  Fidelity® VIP High Income Portfolio - Initial Class

  Fidelity® VIP Asset ManagerSM Portfolio - Initial Class

  Fidelity® VIP Investment Grade Bond Portfolio - Initial

    Class

  Fidelity® VIP Index 500 Portfolio - Initial Class

  Fidelity® VIP Money Market Portfolio - Initial Class

  Fidelity® VIP Overseas Portfolio - Initial Class

S-53

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Notes to Financial Statements

  ING Income Shares:

  ING VP Bond Portfolio - Class I

ING Investors Trust:

  ING AIM Capital Mid-Cap Growth Portfolio - Service

    Shares*

  ING Hard Assets Portfolio - Institutional Shares*

  ING International Portfolio - Service Shares*

  ING JPMorgan Small Cap Equity - Class I**

  ING Legg Mason Value Portfolio**

  ING Limited Maturity Bond Portfolio - Service Shares*

  ING Liquid Assets Portfolio - Institutional Shares**

  ING Marsico Growth Portfolio - Service Shares*

  ING Mercury Focus Value - Class I**

  ING MFS® Mid-Cap Growth Portfolio - Service Shares

  ING MFS® Total Return Portfolio - Institutional

    Shares*

  ING Salomon Brothers Investors Portfolio - Institutional

    Shares*

  ING Stock Index Portfolio - Class I**

  ING T. Rowe Price Capital Appreciation Portfolio -

    Institutional Shares

  ING T. Rowe Price Equity Income Portfolio - Service

    Shares*

  ING Van Kampen Equity Growth - Initial Class**

  ING Van Kampen Real Estate Portfolio - Institutional

    Shares*

ING Partners, Inc.:

  ING JPMorgan Mid Cap Value Portfolio - Initial Class*

  ING PIMCO Total Return Portfolio - Service Class*

  ING Salomon Brothers Aggressive Growth - Portfolio -

    Service Class*

  ING Van Kampen Comstock Portfolio - Initial Class

  ING Van Kampen Equity and Income Portfolio - Initial

    Class

ING Strategic Allocation Portfolio, Inc.:

  ING VP Strategic Allocation Balanced Portfolio -

    Class I**

  ING VP Strategic Allocation Growth Portfolio -

    Class I**

  ING VP Strategic Allocation Income Portfolio -

    Class I**

ING Variable Portfolios, Inc.:

  ING VP Index Plus LargeCap Portfolio - Class I

  ING VP Index Plus MidCap Portfolio - Class I

  ING VP Index Plus SmallCap Portfolio - Class I

  ING Variable Products Trust:

  ING VP Disciplined LargeCap Portfolio - Class I

  ING VP High Yield Bond Portfolio - Class I

  ING VP International Value Portfolio - Class I

  ING VP MagnaCap Portfolio - Class I

  ING VP MidCap Opportunities Portfolio - Class I

  ING VP SmallCap Opportunities Portfolio - Class I

Janus Aspen Series:

  Janus Aspen Growth - Institutional Shares

  Janus Aspen International Growth - Institutional Shares

  Janus Aspen Mid Cap Growth Portfolio - Institutional

    Shares

  Janus Aspen Worldwide Growth - Institutional Shares

Neuberger Berman Advisers Management Trust:

  Neuberger Berman AMT Limited Maturity Bond

    Portfolio

  Neuberger Berman AMT Partners Portfolio

  Neuberger Berman AMT Socially Responsive Portfolio

PIMCO Accumulation Trust:

  OpCap Equity Portfolio

  OpCap Global Equity Portfolio

  OpCap Managed Portfolio

  OpCap Small Cap Portfolio

Pioneer Variable Contracts Trust:

  Pioneer MidCap Value VCT Portfolio - Class I

  Pioneer SmallCap Value VCT Portfolio - Class I

Putnam Variable Trust:

  Putnam VT Diversified Income Fund - Class IA Shares

  Putnam VT Growth and Income Fund - Class IA Shares

  Putnam VT International Growth Fund - Class IA Shares

  Putnam VT New Opportunities Fund - Class IA Shares

  Putnam VT Small Cap Value Fund - Class IA Shares

  Putnam VT Utilities Growth and Income Fund - Class

    IA Shares

  Putnam VT Voyager Fund - Class IA Shares

*  Investment Division was added in 2003

**  Investment Division was added in 2004

S-54

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Notes to Financial Statements

 The names of certain Divisions and Trusts were changed during 2004. The following is a summary of current and former names for those Divisions and Trusts:

Current Name

Former Name

ING Partners, Inc.

ING Partners, Inc.

 ING Van Kampen Equity and Income Portfolio -

     Initial Class

 ING UBS Tactical Asset Allocation Portfolio -

     Initial Class

ING Variable Portfolios, Inc.:

ING Variable Portfolios, Inc.:

ING VP Index Plus LargeCap Portfolio - Class I

ING VP Index Plus LargeCap Portfolio - Class R

ING VP Index Plus MidCap Portfolio - Class I

ING VP Index Plus MidCap Portfolio - Class R

ING VP Index Plus SmallCap Portfolio - Class I

ING VP Index Plus SmallCap Portfolio - Class R

ING Variable Products Trust:

ING Variable Products Trust:

ING VP Disciplined LargeCap Portfolio - Class I

ING VP Disciplined LargeCap Portfolio - Class R

ING VP Growth Opportunities - Class I

ING VP Growth Opportunities - Class R

ING VP Growth + Value Portfolio - Class I

ING VP Growth + Value Portfolio - Class R

ING VP High Yield Bond Portfolio - Class I

ING VP High Yield Bond Portfolio - Class R

ING VP International Value Portfolio - Class I

ING VP International Value Portfolio - Class R

ING VP MagnaCap Portfolio - Class I

ING VP MagnaCap Portfolio - Class R

ING VP MidCap Opportunities Portfolio - Class I

ING VP MidCap Opportunities Portfolio - Class R

ING VP SmallCap Opportunities Portfolio - Class I

ING VP SmallCap Opportunities Portfolio - Class R

 All contracts in the Account are currently in the accumulation period.

 During 2004, the following funds were closed to Contractowners:

 ING Liquid Assets Portfolio - Service Shares

 ING VP Growth Opportunities Portfolio - Class I
 ING VP Growth + Value Portfolio - Class I

2. Significant Accounting Policies

 The following is a summary of the significant accounting policies of the Account:

 Use of Estimates

  The preparation of the financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

S-55

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Notes to Financial Statements

 Investments

  Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined using the specific identification basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as appreciation or depreciation of investments.

 Federal Income Taxes

  Operations of the Account form a part of, and are taxed with, the total operations of ReliaStar Life, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Policyholders are excluded in the determination of the federal income tax liability of ReliaStar Life.

 Policyholder Reserves

  Policyholder reserves are presented as net assets on the Statement of Assets and Liabilities and are equal to the aggregate account values of the Policyholders invested in the Account Divisions. To the extent that benefits to be paid to the Policyholders exceed their account values, ReliaStar Life will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ReliaStar Life.

3. Charges and Fees

  Under the terms of the Policies, certain charges are allocated to the Policies to cover ReliaStar Life's expenses in connection with the issuance and administration of the Policies. Following is a summary of these charges:

 Premium Expense Charge

 ReliaStar Life deducts a premium charge ranging from 3.75% to 5.00% of each premium payment as defined in the Policy.

 Mortality and Expense Risk and Other Charges

  The monthly deduction includes a monthly mortality and expense risk charge, a cost of insurance charge, a monthly administrative charge, a monthly amount charge, and any charges for optional insurance benefits.

S-56

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Notes to Financial Statements

  ReliaStar Life assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Policies, deducts a mortality and expense risk charge from the assets of the Account. Monthly charges are deducted at annual rates of up to 0.80% of the average daily net asset value of each Division of the Account to cover these risks.

 The cost of insurance charge varies based on the insured's sex, issue age, policy year, rate class, and the face amount of the Policy.

 The monthly administrative charge is currently $8.25 per month and is guaranteed not to exceed $12 per month.

 The monthly amount charge and charges for optional insurance benefits vary based on a number of factors and are defined in the Policy.

 Surrender and Lapse Charges

 As defined in the Policy, ReliaStar Life assesses a surrender charge if the Policy lapses or is surrendered before a specified period.

 Other Charges

  A transfer charge of $25 will be imposed on each transfer between Divisions in excess of twenty-four in any one calendar year. Charges for partial withdrawals are also imposed in accordance with the terms of the Policy.

4. Related Party Transactions

  During the year ended December 31, 2004, management fees were paid to ING Investments, LLC, in its capacity as investment manager to the ING Income Shares, ING Variable Portfolios, Inc. and the ING Variable Products Trust. The Fund's advisory agreement provided for a fee at annual rates ranging from 0.35% to 1.00% of the average net assets of each respective Fund of the Trusts. Management fees were paid to ING Life Insurance and Annuity Company, in its capacity as investment manager to ING Partners, Inc. The Fund's advisory agreement provided for a fee at annual rates ranging from 0.50% to 1.00% of the average net assets of each respective Fund of the Trust.

S-57

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Notes to Financial Statements

5. Purchases and Sales of Investment Securities

 The aggregate cost of purchases and proceeds from sales of investments follow:

Year Ended December 31

2004

2003

Purchases

Sales

Purchases

Sales

(Dollars in thousands)

AIM Variable Insurance Funds:

AIM V.I. Dent Demographic Trends

$ 1,562

$ 1,063

$ 3,508

$ 2,572

The Alger American Funds:

Alger American Growth

4,994

7,707

25,063

22,427

Alger American Leveraged AllCap

972

1,370

2,891

1,546

Alger American MidCap Growth

8,866

5,579

34,498

26,855

Alger American Small Capitalization

1,952

10,334

17,673

16,671

American Funds Insurance Series:

American Growth

12,326

299

2,368

12

American Growth-Income

9,962

312

1,697

55

American International

7,771

149

1,406

20

Fidelity® Variable Insurance Products:

Fidelity® VIP Contrafund®

10,802

9,017

62,894

56,363

Fidelity® VIP Equity-Income

42,402

43,202

78,488

72,545

Fidelity® VIP Growth

42,320

50,421

67,931

71,845

Fidelity® VIP High Income

10,453

10,442

133,905

131,780

Fidelity® VIP Asset ManagerSM

9,362

11,966

8,042

10,265

Fidelity® VIP Investment Grade Bond

6,903

5,562

36,598

34,328

Fidelity® VIP Index 500

11,865

97,018

51,255

46,177

Fidelity® VIP Money Market

16,242

70,550

351,566

361,054

Fidelity® VIP Overseas

3,715

5,033

4,742

6,308

ING Income Shares:

ING VP Bond

2,085

650

29,757

28,861

ING Investors Trust:

ING AIM Capital Mid-Cap Growth

296

41

786

688

ING Hard Assets

731

91

818

724

ING International

602

408

840

748

ING JP Morgan Small Cap Equity

10,201

293

-

-

ING Legg Mason Value

1,055

9

-

-

ING Limited Maturity Bond

890

458

130

10

ING Liquid Assets Portfolio - Institutional Shares

55,749

10,336

-

-

ING Liquid Assets Portfolio - Service Shares

489

532

111

68

ING Marsico Growth

1,430

285

946

15

ING Mercury Focus Value

12,814

747

-

-

ING MFS® Mid-Cap Growth

1,092

262

10,937

10,315

ING MFS® Total Return

1,100

310

250

58

ING Salomon Brothers Investors

264

63

72

2

S-58

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Notes to Financial Statements

Year Ended December 31

2004

2003

Purchases

Sales

Purchases

Sales

(Dollars in thousands)

ING Investors Trust (continued):

ING Stock Index

$ 91,787

$ 4,267

$ -

$ -

ING T. Rowe Price Capital Appreciation

9,055

2,069

14,763

12,263

ING T. Rowe Price Equity Income

2,610

208

407

45

ING Van Kampen Equity Growth

22,680

1,632

-

-

ING Van Kampen Real Estate

3,524

425

449

44

ING Partners, Inc.:

ING JPMorgan Mid Cap Value

2,233

61

868

511

ING PIMCO Total Return

1,477

270

797

26

ING Salomon Brothers Aggressive Growth

157

78

89

13

ING Van Kampen Comstock

2,271

81

2,673

1,657

ING Van Kampen Equity and Income

165

24

30

5

ING Strategic Allocation Portfolio, Inc.

ING VP Strategic Allocation Balanced

19

-

-

-

ING VP Strategic Allocation Growth

3

-

-

-

ING VP Strategic Allocation Income

339

-

-

-

ING Variable Portfolios, Inc.:

ING VP Index Plus LargeCap

870

93

5,107

4,844

ING VP Index Plus MidCap

1,675

90

9,826

8,986

ING VP Index Plus SmallCap

1,195

62

6,372

5,966

ING Variable Products Trust:

ING VP Disciplined LargeCap

393

359

1,482

1,477

ING VP Growth Opportunities

191

3,129

954

823

ING VP Growth + Value

515

17,553

13,510

14,555

ING VP High Yield Bond

4,197

2,856

8,033

5,924

ING VP International Value

9,589

5,576

41,779

35,044

ING VP MagnaCap

748

353

5,396

5,128

ING VP MidCap Opportunities

21,805

3,541

1,856

1,298

ING VP SmallCap Opportunities

2,382

4,301

21,399

22,765

Janus Aspen Series:

Janus Aspen Growth

2,170

25,580

12,821

14,918

Janus Aspen International Growth

4,569

5,411

140,748

139,988

Janus Aspen Mid Cap Growth

3,446

6,222

14,430

14,723

Janus Aspen Worldwide Growth

4,988

8,687

36,149

39,372

Neuberger Berman Advisers Management Trust:

Neuberger Berman AMT Limited Maturity Bond

4,108

3,721

13,675

11,108

Neuberger Berman AMT Partners

1,578

13,074

23,130

22,418

Neuberger Berman AMT Socially Responsive

301

205

469

269

S-59

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Notes to Financial Statements

Year Ended December 31

2004

2003

Purchases

Sales

Purchases

Sales

(Dollars in thousands)

PIMCO Accumulation Trust:

OpCap Equity

$ 1,000

$ 900

$ 7,431

$ 7,263

OpCap Global Equity

2,220

1,134

10,914

9,533

OpCap Managed

3,085

2,665

8,047

5,898

OpCap Small Cap

5,705

2,860

17,620

14,032

Pioneer Variable Contracts Trust:

Pioneer MidCap Value VCT

1,371

120

12,482

12,833

Pioneer SmallCap Value VCT

913

158

500

41

Putnam Variable Trust:

Putnam VT Diversified Income

136

201

1,082

1,170

Putnam VT Growth and Income

3,818

6,359

35,296

35,824

Putnam VT International Growth

49

232

972

1,188

Putnam VT New Opportunities

1,498

4,059

29,660

30,416

Putnam VT Small Cap Value

2,303

681

15,585

15,033

Putnam VT Utilities Growth and Income

120

267

1,017

1,181

Putnam VT Voyager

6,554

13,706

61,779

66,919

S-60

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Notes to Financial Statements

6. Changes in Units

 The net changes in units outstanding follow:

Year Ended December 31

2004

2003

Net Units

Units

Units

Net Increase

Issued

Issued

Redeemed

(Decrease)

(Redeemed)

AIM Variable Insurance Funds:

AIM V.I. Dent Demographic Trends

310,402

211,373

99,029

204,066

The Alger American Funds:

Alger American Growth

403,950

608,985

(205,035)

232,046

Alger American Leveraged AllCap

170,473

240,007

(69,534)

270,424

Alger American MidCap Growth

506,449

326,179

180,270

493,074

Alger American Small Capitalization

217,435

1,081,873

(864,438)

128,998

American Funds Insurance Series:

American Growth

944,059

22,621

921,438

200,309

American Growth-Income

755,484

23,723

731,761

138,881

American International

528,813

10,627

518,186

111,655

Fidelity® Variable Insurance Products:

Fidelity® VIP Contrafund®

484,894

421,032

63,862

265,400

Fidelity® VIP Equity-Income

1,044,378

1,104,829

(60,451)

216,873

Fidelity® VIP Growth

1,037,073

1,302,603

(265,530)

(123,168)

Fidelity® VIP High Income

445,451

532,349

(86,898)

128,218

Fidelity® VIP Asset ManagerSM

358,862

493,233

(134,371)

(140,055)

Fidelity® VIP Investment Grade Bond

264,381

274,224

(9,843)

64,786

Fidelity® VIP Index 500

394,516

3,421,905

(3,027,389)

167,742

Fidelity® VIP Money Market

942,713

4,437,723

(3,495,010)

(637,615)

Fidelity® VIP Overseas

168,267

243,690

(75,423)

(113,347)

ING Income Shares:

ING VP Intermediate Bond

158,847

55,851

102,996

79,332

ING Investors Trust:

ING AIM Capital Mid-Cap Growth

21,756

3,181

18,575

6,698

ING Hard Assets

47,550

6,291

41,259

6,809

ING International

44,291

30,182

14,109

7,377

ING JP Morgan Small Cap Equity

970,861

27,800

943,061

-

ING Legg Mason Value

103,274

880

102,394

-

ING Limited Maturity Bond

84,308

45,082

39,226

11,794

ING Liquid Assets Portfolio - Institutional Shares

5,530,883

1,030,126

4,500,757

-

ING Liquid Assets Portfolio - Service Shares

48,622

52,869

(4,247)

4,247

ING Marsico Growth

112,136

22,570

89,566

78,082

ING Mercury Focus Value

1,184,855

73,385

1,111,470

302,957

ING MFS® Mid-Cap Growth

188,069

45,024

143,045

-

ING MFS® Total Return

91,293

26,490

64,803

(154,510)

S-61

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Notes to Financial Statements

Year Ended December 31

2004

2003

Net Units

Units

Units

Net Increase

Issued

Issued

Redeemed

(Decrease)

(Redeemed)

ING Investors Trust (continued):

ING Salomon Brothers Investors

19,824

4,668

15,156

6,005

ING Stock Index

8,821,236

415,692

8,405,544

-

ING T. Rowe Price Capital Appreciation

642,508

152,520

489,988

227,160

ING T. Rowe Price Equity Income

198,257

16,013

182,244

32,019

ING Van Kampen Equity Growth

2,217,271

164,599

2,052,672

-

ING Van Kampen Real Estate

228,133

30,156

197,977

33,271

ING Partners, Inc.:

ING JPMorgan Mid Cap Value

157,186

4,422

152,764

30,670

ING PIMCO Total Return

141,375

26,326

115,049

74,608

ING Salomon Brothers Aggressive Growth

12,335

6,350

5,985

6,889

ING Van Kampen Comstock

193,944

7,072

186,872

102,537

ING Van Kampen Equity and Income

15,454

2,249

13,205

2,633

ING Strategic Allocation Portfolio, Inc.:

ING VP Strategic Allocation Balanced

1,836

14

1,822

-

ING VP Strategic Allocation Growth

30,815

5

30,810

-

ING VP Strategic Allocation Income

294

8

286

-

ING Variable Portfolios, Inc.:

ING VP Index Plus LargeCap

80,745

8,798

71,947

33,912

ING VP Index Plus MidCap

146,129

7,683

138,446

90,470

ING VP Index Plus SmallCap

102,109

5,373

96,736

44,668

ING Variable Products Trust:

ING VP Disciplined LargeCap

36,859

34,027

2,832

(839)

ING VP Growth Opportunities

36,881

600,228

(563,347)

30,140

ING VP Growth + Value

39,660

1,335,847

(1,296,187)

(95,217)

ING VP High Yield Bond

359,066

267,462

91,604

193,325

ING VP International Value

515,323

314,546

200,777

439,283

ING VP MagnaCap

76,623

37,592

39,031

34,198

ING VP MidCap Opportunities

3,280,695

529,042

2,751,653

104,360

ING VP SmallCap Opportunities

131,761

205,611

(73,850)

(70,897)

Janus Aspen Series:

Janus Aspen Growth

192,401

2,056,559

(1,864,158)

(197,355)

Janus Aspen International Growth

336,656

412,899

(76,243)

123,069

Janus Aspen Mid Cap Growth

276,156

475,375

(199,219)

(21,231)

Janus Aspen Worldwide Growth

403,204

733,157

(329,953)

(334,190)

Neuberger Berman Advisers Management Trust:

Neuberger Berman AMT Limited Maturity Bond

269,465

278,768

(9,303)

144,862

Neuberger Berman AMT Partners

138,645

1,082,751

(944,106)

62,839

Neuberger Berman AMT Socially Responsive

25,283

17,313

7,970

20,845

S-62

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Notes to Financial Statements

Year Ended December 31

2004

2003

Net Units

Units

Units

Net Increase

Issued

Issued

Redeemed

(Decrease)

(Redeemed)

PIMCO Accumulation Trust:

OpCap Equity

76,981

72,243

4,738

9,689

OpCap Global Equity

166,110

85,200

80,910

118,485

OpCap Managed

245,832

225,833

19,999

184,265

OpCap Small Cap

353,873

183,424

170,449

261,241

Pioneer Variable Contracts Trust:

Pioneer MidCap Value VCT

108,727

9,626

99,101

(47,832)

Pioneer SmallCap Value VCT

83,718

14,297

69,421

53,610

Putnam Variable Trust:

Putnam VT Diversified Income

2,064

11,162

(9,098)

(11,754)

Putnam VT Growth and Income

128,007

253,955

(125,948)

(53,504)

Putnam VT International Growth

3,348

24,173

(20,825)

(30,145)

Putnam VT New Opportunities

79,827

216,757

(136,930)

(47,143)

Putnam VT Small Cap Value

152,667

46,620

106,047

42,400

Putnam VT Utilities Growth and Income

5,144

14,361

(9,217)

(13,656)

Putnam VT Voyager

276,059

585,819

(309,760)

(257,783)

S-63

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Notes to Financial Statements

7. Financial Highlights

  A summary of unit values and units outstanding for variable life Policies, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2004, 2003, 2002, and 2001, along with units outstanding and unit values for the year ended December 31, 2000, follows:

Investment

Units

Unit Fair Value

Net Assets

Income

Expense RatioB

Total ReturnC

Division

(000's)

(lowest to highest)

(000's)

RatioA

(lowest to highest)

(lowest to highest)

AIM V.I. Dent Demographic Trends

2004

1,244

$5.41

$ 6,730

-

%

0.00%

8.20%

2003

1,145

$5.00

5,725

-

0.00%

37.36%

2002

941

$3.64

3,425

-

0.00%

-32.20%

2001

802

$5.36

4,304

-

0.00%

-31.91%

2000

450

$7.88

3,547

(a)

(a)

(a)

Alger American Growth

2004

3,480

$13.21 to $14.01

48,612

-

0.00% to 0.80%

4.68% to 5.50%

2003

3,685

$12.62 to $13.28

48,812

-

0.00% to 0.80%

34.11% to 35.10%

2002

3,453

$9.41 to $9.83

33,851

0.04

0.00% to 0.80%

-33.53% to -32.99%

2001

3,074

$14.16 to $14.67

44,966

0.23

0.00% to 0.80%

-12.53% to -11.81%

2000

2,563

$16.19 to $16.63

42,521

(a)

(a)

(a)

Alger American Leveraged AllCap

2004

839

$6.11

5,129

-

0.00%

8.14%

2003

909

$5.65

5,136

-

0.00%

34.84%

2002

639

$4.19

2,676

0.01

0.00%

-33.91%

2001

455

$6.35

2,891

-

0.00%

-15.93%

2000

217

$7.55

1,641

(a)

(a)

(a)

Alger American MidCap Growth

2004

2,058

$19.11 to $20.28

41,573

-

0.00% to 0.80%

12.15% to 13.04%

2003

1,878

$17.04 to $17.94

33,569

-

0.00% to 0.80%

46.64% to 47.78%

2002

1,385

$11.62 to $12.14

16,748

-

0.00% to 0.80%

-30.11% to -29.54%

2001

923

$16.63 to $17.23

15,831

-

0.00% to 0.80%

-7.28% to -6.52%

2000

630

$17.93 to $18.43

11,552

(a)

(a)

(a)

S-64

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Notes to Financial Statements

Investment

Units

Unit Fair Value

Net Assets

Income

Expense RatioB

Total ReturnC

Division

(000's)

(lowest to highest)

(000's)

RatioA

(lowest to highest)

(lowest to highest)

Alger American Small Capitalization

2004

93

$9.88 to $10.48

$ 922

-

%

0.00% to 0.80%

15.69% to 16.57%

2003

958

$8.54 to $8.99

8,576

-

0.00% to 0.80%

41.16% to 42.25%

2002

829

$6.05 to $6.32

5,220

-

0.00% to 0.80%

-26.82% to -26.22%

2001

736

$8.27 to $8.56

6,285

0.05

0.00% to 0.80%

-30.08% to -29.51%

2000

595

$11.82 to $12.15

7,213

(a)

(a)

(a)

American Growth

2004

1,122

$14.17

15,895

0.24

0.00%

12.46%

2003

200

$12.60

2,524

(d)

0.00%

(d)

2002

(d)

(d)

(d)

(d)

(d)

(d)

2001

(d)

(d)

(d)

(d)

(d)

(d)

2000

(d)

(d)

(d)

(d)

(d)

(d)

American Growth-Income

2004

871

$13.96

12,154

1.25

0.00%

10.36%

2003

139

$12.65

1,757

(d)

0.00%

(d)

2002

(d)

(d)

(d)

(d)

(d)

(d)

2001

(d)

(d)

(d)

(d)

(d)

(d)

2000

(d)

(d)

(d)

(d)

(d)

(d)

American International

2004

630

$16.17

10,185

1.80

0.00%

19.34%

2003

112

$13.55

1,513

(d)

0.00%

(d)

2002

(d)

(d)

(d)

(d)

(d)

(d)

2001

(d)

(d)

(d)

(d)

(d)

(d)

2000

(d)

(d)

(d)

(d)

(d)

(d)

Fidelity® VIP Contrafund®

2004

3,290

$17.34 to $32.74

104,212

0.32

0.00% to 0.80%

14.61% to 15.49%

2003

3,226

$15.13 to $28.35

88,758

0.42

0.00% to 0.80%

27.46% to 28.45%

2002

2,961

$11.87 to $22.07

63,546

0.80

0.00% to 0.80%

-10.07% to -9.35%

2001

2,884

$13.21 to $24.34

68,158

0.78

0.00% to 0.80%

-12.95% to -12.24%

2000

2,717

$15.17 to $27.74

73,134

(a)

(a)

(a)

S-65

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Notes to Financial Statements

Investment

Units

Unit Fair Value

Net Assets

Income

Expense RatioB

Total ReturnC

Division

(000's)

(lowest to highest)

(000's)

RatioA

(lowest to highest)

(lowest to highest)

Fidelity® VIP Equity-Income

2004

3,540

$31.13 to $48.94

$ 123,320

1.49

%

0.00% to 0.80%

10.65% to 11.54%

2003

3,601

27.91 to 44.23

113,438

1.64

0.00% to 0.80%

29.29% to 30.36%

2002

3,384

$21.41 to $34.21

83,106

1.68

0.00% to 0.80%

-17.61% to -16.95%

2001

3,387

$25.78 to $41.52

101,346

1.69

0.00% to 0.80%

-5.72% to -4.96%

2000

3,124

$27.13 to $44.04

101,008

(a)

(a)

(a)

Fidelity® VIP Growth

2004

4,002

$25.85 to $46.08

122,198

0.26

0.00% to 0.80%

2.56% to 3.40%

2003

4,268

25.00 to 44.93

126,812

0.26

0.00% to 0.80%

31.80% to 32.84%

2002

4,391

$18.82 to $34.09

99,310

0.25

0.00% to 0.80%

-30.67% to -30.10%

2001

4,436

$26.93 to $49.17

146,559

0.08

0.00% to 0.80%

-18.31% to -17.65%

2000

4,413

$32.70 to $60.20

180,603

(a)

(a)

(a)

Fidelity® VIP High Income

2004

1,052

$16.14 to $28.93

19,594

8.00

0.00% to 0.80%

8.72%

2003

1,139

$14.73 to $26.61

19,369

6.75

0.00% to 0.80%

26.23% to 27.31%

2002

1,011

$11.57 to $21.08

13,890

10.14

0.00% to 0.80%

2.62% to 3.44%

2001

1,234

$11.19 to $20.54

16,110

12.86

0.00% to 0.80%

-12.44% to -11.73%

2000

945

$12.67 to $23.46

14,721

(a)

(a)

(a)

Fidelity® VIP Asset ManagerSM

2004

644

$20.17 to $26.90

15,075

2.82

0.00% to 0.80%

4.63% to 5.49%

2003

779

$19.12 to $25.71

17,320

3.72

0.00% to 0.80%

17.02% to 17.95%

2002

919

$16.21 to $21.97

17,370

4.12

0.00% to 0.80%

-9.46% to -8.73%

2001

1,097

$17.76 to $24.26

22,760

4.43

0.00% to 0.80%

-4.86% to -4.09%

2000

1,272

$18.52 to $25.50

27,650

(a)

(a)

(a)

Fidelity® VIP Investment Grade Bond

2004

1,151

$19.98 to $23.59

23,360

4.01

0.00% to 0.80%

3.65% to 4.44%

2003

1,161

$19.13 to $22.76

22,622

3.80

0.00% to 0.80%

4.36% to 5.17%

2002

1,096

$18.19 to $21.81

20,365

3.20

0.00% to 0.80%

9.46% to 10.34%

2001

719

$16.48 to $19.93

12,228

4.34

0.00% to 0.80%

7.59% to 8.46%

2000

490

$15.19 to $18.52

7,758

(a)

(a)

(a)

S-66

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Notes to Financial Statements

Investment

Units

Unit Fair Value

Net Assets

Income

Expense RatioB

Total ReturnC

Division

(000's)

(lowest to highest)

(000's)

RatioA

(lowest to highest)

(lowest to highest)

Fidelity® VIP Index 500

2004

252

$30.03 to $30.70

$ 7,558

2.42

%

0.00% to 0.80%

9.72% to 10.63%

2003

3,279

$27.37 to $27.75

90,894

1.38

0.00% to 0.80%

27.42% to 28.41%

2002

3,111

$21.48 to $21.61

67,202

1.26

0.00% to 0.80%

-22.87% to -22.25%

2001

2,924

$27.80 to $27.86

81,285

1.12

0.00% to 0.80%

-12.81% to -12.10%

2000

2,604

$31.62 to $31.95

82,429

(a)

(a)

(a)

Fidelity® VIP Money Market

2004

276

$15.67 to $20.08

5,547

0.92

0.00% to 0.80%

0.40% to 1.16%

2003

3,771

$15.49 to $20.00

59,856

1.01

0.00% to 0.80%

0.20% to 1.04%

2002

4,409

$15.33 to $19.96

69,344

1.68

0.00% to 0.80%

0.88% to 1.69%

2001

3,297

$15.08 to $19.79

51,300

4.00

0.00% to 0.80%

3.35% to 4.19%

2000

2,888

$14.47 to $19.15

43,171

(a)

(a)

(a)

Fidelity® VIP Overseas

2004

468

$18.60 to $25.26

9,726

1.14

0.00% to 0.80%

12.72% to 13.62%

2003

544

$16.37 to $22.41

9,956

0.82

0.00% to 0.80%

42.20% to 43.35%

2002

657

$11.42 to $15.76

8,400

0.81

0.00% to 0.80%

-20.92% to -20.28%

2001

807

$14.32 to $19.93

12,989

5.72

0.00% to 0.80%

-21.80% to -21.17%

2000

973

$18.17 to $25.48

19,925

(a)

(a)

(a)

ING VP Bond

2004

208

$11.98

2,498

8.21

0.00%

4.81%

2003

105

$11.43

1,206

2.15

0.00%

6.33%

2002

26

$10.75

281

(c)

0.00%

(c)

2001

(c)

(c)

(c)

(c)

(c)

(c)

2000

(c)

(c)

(c)

(c)

(c)

(c)

ING AIM Capital Mid-Cap Growth

2004

25

$14.61

369

-

0.00%

7.58%

2003

7

$13.58

91

(d)

0.00%

(d)

2002

(d)

(d)

(d)

(d)

(d)

(d)

2001

(d)

(d)

(d)

(d)

(d)

(d)

2000

(d)

(d)

(d)

(d)

(d)

(d)

S-67

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Notes to Financial Statements

Investment

Units

Unit Fair Value

Net Assets

Income

Expense RatioB

Total ReturnC

Division

(000's)

(lowest to highest)

(000's)

RatioA

(lowest to highest)

(lowest to highest)

ING Hard Assets

2004

48

$16.28

$ 783

1.58

%

0.00%

6.68%

2003

7

$15.26

104

(d)

0.00%

(d)

2002

(d)

(d)

(d)

(d)

(d)

(d)

2001

(d)

(d)

(d)

(d)

(d)

(d)

2000

(d)

(d)

(d)

(d)

(d)

(d)

ING International

2004

21

$15.41

331

1.40

0.00%

16.74%

2003

7

$13.20

97

(d)

0.00%

(d)

2002

(d)

(d)

(d)

(d)

(d)

(d)

2001

(d)

(d)

(d)

(d)

(d)

(d)

2000

(d)

(d)

(d)

(d)

(d)

(d)

ING JP Morgan Small Cap Equity

2004

943

$12.09

11,402

(e)

0.00%

(e)

2003

(e)

(e)

(e)

(e)

(e)

(e)

2002

(e)

(e)

(e)

(e)

(e)

(e)

2001

(e)

(e)

(e)

(e)

(e)

(e)

2000

(e)

(e)

(e)

(e)

(e)

(e)

ING Legg Mason Value

2004

102

$11.42

1,169

(e)

0.00%

(e)

2003

(e)

(e)

(e)

(e)

(e)

(e)

2002

(e)

(e)

(e)

(e)

(e)

(e)

2001

(e)

(e)

(e)

(e)

(e)

(e)

2000

(e)

(e)

(e)

(e)

(e)

(e)

ING Limited Maturity Bond

2004

51

$10.27

524

8.40

0.00%

1.38%

2003

12

$10.13

119

(d)

0.00%

(d)

2002

(d)

(d)

(d)

(d)

(d)

(d)

2001

(d)

(d)

(d)

(d)

(d)

(d)

2000

(d)

(d)

(d)

(d)

(d)

(d)

S-68

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Notes to Financial Statements

Investment

Units

Unit Fair Value

Net Assets

Income

Expense RatioB

Total ReturnC

Division

(000's)

(lowest to highest)

(000's)

RatioA

(lowest to highest)

(lowest to highest)

ING Liquid Assets Portfolio - Institutional Shares

2004

4,501

$10.09

$ 45,412

(e)

%

0.00%

(e)

2003

(e)

(e)

(e)

(e)

(e)

(e)

2002

(e)

(e)

(e)

(e)

(e)

(e)

2001

(e)

(e)

(e)

(e)

(e)

(e)

2000

(e)

(e)

(e)

(e)

(e)

(e)

ING Marsico Growth

2004

168

$14.13

2,369

-

0.00%

10.82%

2003

78

$12.56

981

(d)

0.00%

(d)

2002

(d)

(d)

(d)

(d)

(d)

(d)

2001

(d)

(d)

(d)

(d)

(d)

(d)

2000

(d)

(d)

(d)

(d)

(d)

(d)

ING Mercury Focus Value

2004

1,111

$11.04

12,271

(e)

0.00%

(e)

2003

(e)

(e)

(e)

(e)

(e)

(e)

2002

(e)

(e)

(e)

(e)

(e)

(e)

2001

(e)

(e)

(e)

(e)

(e)

(e)

2000

(e)

(e)

(e)

(e)

(e)

(e)

ING MFS® Mid-Cap Growth

2004

446

$6.41

2,859

-

0.00%

15.08%

2003

303

$5.57

1,687

-

0.00%

39.25%

2002

172

$4.00

690

-

0.00%

-48.80%

2001

22

$7.82

170

(b)

0.00%

(b)

2000

(b)

(b)

(b)

(b)

(b)

(b)

ING MFS® Total Return

2004

83

$12.71

1,051

3.19

0.00%

6.99%

2003

18

$11.40

204

(d)

0.00%

(d)

2002

(d)

(d)

(d)

(d)

(d)

(d)

2001

(d)

(d)

(d)

(d)

(d)

(d)

2000

(d)

(d)

(d)

(d)

(d)

(d)

S-69

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Notes to Financial Statements

Investment

Units

Unit Fair Value

Net Assets

Income

Expense RatioB

Total ReturnC

Division

(000's)

(lowest to highest)

(000's)

RatioA

(lowest to highest)

(lowest to highest)

ING Salomon Brothers Investors

2004

21

$14.00

$ 296

1.08

%

0.00%

10.32%

2003

6

$12.69

76

(d)

0.00%

(d)

2002

(d)

(d)

(d)

(d)

(d)

(d)

2001

(d)

(d)

(d)

(d)

(d)

(d)

2000

(d)

(d)

(d)

(d)

(d)

(d)

ING Stock Index

2004

8,406

$11.05

92,881

(e)

0.00%

(e)

2003

(e)

(e)

(e)

(e)

(e)

(e)

2002

(e)

(e)

(e)

(e)

(e)

(e)

2001

(e)

(e)

(e)

(e)

(e)

(e)

2000

(e)

(e)

(e)

(e)

(e)

(e)

ING T. Rowe Price Capital Appreciation

2004

1,245

$15.00

18,675

1.45

0.00%

16.82%

2003

755

$12.84

9,694

0.56

0.00%

25.39%

2002

528

$10.24

5,405

4.05

0.00%

0.48%

2001

142

$10.19

1,450

(b)

0.00%

(b)

2000

(b)

(b)

(b)

(b)

(b)

(b)

ING T. Rowe Price Equity Income

2004

214

$14.10

3,021

1.35

0.00%

14.82%

2003

32

$12.28

393

(d)

0.00%

(d)

2002

(d)

(d)

(d)

(d)

(d)

(d)

2001

(d)

(d)

(d)

(d)

(d)

(d)

2000

(d)

(d)

(d)

(d)

(d)

(d)

ING Van Kampen Equity Growth

2004

2,053

$10.73

22,025

(e)

0.00%

(e)

2003

(e)

(e)

(e)

(e)

(e)

(e)

2002

(e)

(e)

(e)

(e)

(e)

(e)

2001

(e)

(e)

(e)

(e)

(e)

(e)

2000

(e)

(e)

(e)

(e)

(e)

(e)

S-70

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Notes to Financial Statements

Investment

Units

Unit Fair Value

Net Assets

Income

Expense RatioB

Total ReturnC

Division

(000's)

(lowest to highest)

(000's)

RatioA

(lowest to highest)

(lowest to highest)

ING Van Kampen Real Estate

2004

231

$17.93

$ 4,146

2.27

%

0.00%

38.14%

2003

33

$12.98

432

(d)

0.00%

(d)

2002

(d)

(d)

(d)

(d)

(d)

(d)

2001

(d)

(d)

(d)

(d)

(d)

(d)

2000

(d)

(d)

(d)

(d)

(d)

(d)

ING JPMorgan Mid Cap Value

2004

183

$15.11

2,772

0.51

0.00%

20.88%

2003

31

$12.50

383

(d)

0.00%

(d)

2002

(d)

(d)

(d)

(d)

(d)

(d)

2001

(d)

(d)

(d)

(d)

(d)

(d)

2000

(d)

(d)

(d)

(d)

(d)

(d)

ING PIMCO Total Return

2004

190

$10.59

2,008

-

0.00%

4.33%

2003

75

$10.15

757

(d)

0.00%

(d)

2002

(d)

(d)

(d)

(d)

(d)

(d)

2001

(d)

(d)

(d)

(d)

(d)

(d)

2000

(d)

(d)

(d)

(d)

(d)

(d)

ING Salomon Brothers Aggressive Growth

2004

13

$13.51

174

-

0.00%

9.39%

2003

7

$12.35

85

(d)

0.00%

(d)

2002

(d)

(d)

(d)

(d)

(d)

(d)

2001

(d)

(d)

(d)

(d)

(d)

(d)

2000

(d)

(d)

(d)

(d)

(d)

(d)

ING Van Kampen Comstock

2004

316

$12.76

4,034

-

0.00%

16.96%

2003

129

$10.91

1,410

1.22

0.00%

29.88%

2002

27

$8.40

225

(c)

0.00%

(c)

2001

(c)

(c)

(c)

(c)

(c)

(c)

2000

(c)

(c)

(c)

(c)

(c)

(c)

S-71

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Notes to Financial Statements

Investment

Units

Unit Fair Value

Net Assets

Income

Expense RatioB

Total ReturnC

Division

(000's)

(lowest to highest)

(000's)

RatioA

(lowest to highest)

(lowest to highest)

ING Van Kampen Equity and Income

2004

17

$11.49

$ 192

0.87

%

0.00%

10.91%

2003

4

$10.36

37

-

0.00%

27.43%

2002

1

$8.13

7

(c)

0.00%

(c)

2001

(c)

(c)

(c)

(c)

(c)

(c)

2000

(c)

(c)

(c)

(c)

(c)

(c)

ING VP Strategic Allocation Balanced

2004

2

$10.77

20

(e)

0.00%

(e)

2003

(e)

(e)

(e)

(e)

(e)

(e)

2002

(e)

(e)

(e)

(e)

(e)

(e)

2001

(e)

(e)

(e)

(e)

(e)

(e)

2000

(e)

(e)

(e)

(e)

(e)

(e)

ING VP Strategic Allocation Growth

2004

31

$11.00

3

(e)

0.00%

(e)

2003

(e)

(e)

(e)

(e)

(e)

(e)

2002

(e)

(e)

(e)

(e)

(e)

(e)

2001

(e)

(e)

(e)

(e)

(e)

(e)

2000

(e)

(e)

(e)

(e)

(e)

(e)

ING VP Strategic Allocation Income

2004

0

$10.50

339

(e)

0.00%

(e)

2003

(e)

(e)

(e)

(e)

(e)

(e)

2002

(e)

(e)

(e)

(e)

(e)

(e)

2001

(e)

(e)

(e)

(e)

(e)

(e)

2000

(e)

(e)

(e)

(e)

(e)

(e)

ING VP Index Plus LargeCap

2004

110

$11.50

1,269

1.08

0.00%

10.58%

2003

38

$10.40

399

0.46

0.00%

26.06%

2002

5

$8.25

37

(c)

0.00%

(c)

2001

(c)

(c)

(c)

(c)

(c)

(c)

2000

(c)

(c)

(c)

(c)

(c)

(c)

S-72

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Notes to Financial Statements

Investment

Units

Unit Fair Value

Net Assets

Income

Expense RatioB

Total ReturnC

Division

(000's)

(lowest to highest)

(000's)

RatioA

(lowest to highest)

(lowest to highest)

ING VP Index Plus MidCap

2004

242

$12.61

$ 3,049

0.34

%

0.00%

16.54%

2003

103

$10.82

1,118

0.33

0.00%

32.44%

2002

13

$8.17

105

(c)

0.00%

(c)

2001

(c)

(c)

(c)

(c)

(c)

(c)

2000

(c)

(c)

(c)

(c)

(c)

(c)

ING VP Index Plus SmallCap

2004

152

$13.11

1,986

0.08

0.00%

22.07%

2003

55

$10.74

588

-

0.00%

36.12%

2002

10

$7.89

80

(c)

0.00%

(c)

2001

(c)

(c)

(c)

(c)

(c)

(c)

2000

(c)

(c)

(c)

(c)

(c)

(c)

ING VP Disciplined LargeCap

2004

199

$8.79 to $12.96

2,520

1.17

0.00% to 0.80%

10.98% to 12.01%

2003

197

$7.92 to $11.57

2,248

0.79

0.00% to 0.80%

24.14% to 25.08%

2002

197

$6.38 to $9.25

1,811

1.37

0.00% to 0.80%

-22.71% to -22.08%

2001

188

$8.25 to $11.87

2,208

0.57

0.00% to 0.80%

-12.94% to -12.23%

2000

163

$9.48 to $13.52

2,181

(a)

(a)

(a)

ING VP High Yield Bond

2004

481

$10.64 to $11.29

5,420

5.61

0.00% to 0.80%

7.04% to 7.93%

2003

389

$9.94 to $10.46

4,068

6.13

0.00% to 0.80%

16.53% to 17.40%

2002

196

$8.53 to $8.91

1,744

10.69

0.00% to 0.80%

-1.93% to -1.14%

2001

136

$8.70 to $9.01

1,220

9.62

0.00% to 0.80%

-0.12% to 0.69%

2000

100

$8.71 to $8.95

898

(a)

(a)

(a)

ING VP International Value

2004

1,514

$19.72 to $20.93

31,571

1.30

0.00% to 0.80%

16.48% to 17.45%

2003

1,313

$16.93 to $17.82

23,334

1.24

0.00% to 0.80%

28.84% to 29.88%

2002

874

$13.14 to $13.72

11,956

0.95

0.00% to 0.80%

-16.05% to -15.37%

2001

483

$15.65 to $16.21

7,806

1.57

0.00% to 0.80%

-12.38% to -11.67%

2000

328

$17.86 to $18.35

6,013

(a)

(a)

(a)

S-73

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Notes to Financial Statements

Investment

Units

Unit Fair Value

Net Assets

Income

Expense RatioB

Total ReturnC

Division

(000's)

(lowest to highest)

(000's)

RatioA

(lowest to highest)

(lowest to highest)

ING VP MagnaCap

2004

235

$10.04

$ 2,364

1.63

%

0.00%

9.01%

2003

196

$9.21

1,809

1.09

0.00%

31.01%

2002

162

$7.03

1,140

1.25

0.00%

-22.76%

2001

55

$9.10

503

1.38

0.00%

-10.44%

2000

13

$10.16

135

(a)

(a)

(a)

ING VP MidCap Opportunities

2004

3,169

$6.87 to $13.23

22,261

-

0.00% to 0.80%

11.53%

2003

417

$6.16

2,568

-

0.00%

36.59%

2002

313

$4.51

1,410

-

0.00%

-25.86%

2001

216

$6.08

1,313

-

0.00%

-32.92%

2000

46

$9.06

417

(a)

(a)

(a)

ING VP SmallCap Opportunities

2004

837

$17.12 to $27.96

22,664

-

0.00% to 0.80%

9.32% to 10.17%

2003

911

$15.66 to $25.38

22,522

-

0.00% to 0.80%

37.49% to 38.54%

2002

982

$11.39 to $18.32

17,464

-

0.00% to 0.80%

-44.04% to -43.59%

2001

856

$11.01

26,824

-

0.00%

-75.98%

2000

634

$28.97 to $45.83

27,836

(a)

(a)

(a)

Janus Aspen Growth

2004

104

$12.20 to $12.95

1,275

0.02

0.00% to 0.80%

3.65% to 4.52%

2003

1,969

$11.77 to $12.39

24,320

0.09

0.00% to 0.80%

30.63% to 31.81%

2002

2,166

$9.01 to $9.40

20,311

-

0.00% to 0.80%

-27.10% to -26.51%

2001

2,334

$12.35 to $12.80

29,811

0.07

0.00% to 0.80%

-25.34% to -24.73%

2000

2,008

$16.55 to $17.00

34,078

(a)

(a)

(a)

Janus Aspen International Growth

2004

1,680

$14.94 to $15.85

26,546

0.88

0.00% to 0.80%

18.01% to 18.99%

2003

1,756

$12.66 to $13.32

23,334

1.31

0.00% to 0.80%

33.83% to 34.82%

2002

1,633

$9.46 to $9.88

16,100

0.87

0.00% to 0.80%

-26.18% to -25.58%

2001

1,401

$12.81 to $13.27

18,555

1.15

0.00% to 0.80%

-23.85% to -23.23%

2000

1,108

$16.85 to $17.29

19,102

(a)

(a)

(a)

S-74

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Notes to Financial Statements

Investment

Units

Unit Fair Value

Net Assets

Income

Expense RatioB

Total ReturnC

Division

(000's)

(lowest to highest)

(000's)

RatioA

(lowest to highest)

(lowest to highest)

Janus Aspen Mid Cap Growth

2004

2,064

$15.17 to $16.10

$ 33,051

-

%

0.00% to 0.80%

19.83% to 20.78%

2003

2,263

$12.66 to $13.33

30,021

-

0.00% to 0.80%

33.97% to 35.06%

2002

2,284

$9.45 to $9.87

22,456

-

0.00% to 0.80%

-28.51% to -27.93%

2001

2,236

$13.22 to $13.69

30,499

-

0.00% to 0.80%

-39.94% to -39.45%

2000

1,753

$22.01 to $22.61

39,493

(a)

(a)

(a)

Janus Aspen Worldwide Growth

2004

3,267

$12.44 to $13.20

42,931

0.98

0.00% to 0.80%

3.93% to 4.76%

2003

3,597

$11.97 to $12.60

45,141

1.08

0.00% to 0.80%

23.02% to 24.02%

2002

3,931

$9.73 to $10.16

39,797

0.88

0.00% to 0.80%

-26.10% to -25.50%

2001

3,953

$13.17 to $13.64

53,757

0.50

0.00% to 0.80%

-23.06% to -22.44%

2000

3,432

$17.11 to $17.59

60,197

(a)

(a)

(a)

Neuberger Berman AMT Limited Maturity Bond

2004

1,055

$12.93 to $13.72

14,439

3.59

0.00% to 0.80%

0.00% to 0.81%

2003

1,065

$12.93 to $13.61

14,459

4.88

0.00% to 0.80%

1.57% to 2.41%

2002

920

$12.73 to $13.29

12,206

4.11

0.00% to 0.80%

4.50% to 5.34%

2001

594

$12.18 to $12.62

7,482

4.77

0.00% to 0.80%

7.91% to 8.78%

2000

361

$11.29 to $11.60

4,190

(a)

(a)

(a)

Neuberger Berman AMT Partners

2004

57

$12.99 to $13.78

738

-

0.00% to 0.80%

18.09% to 18.90%

2003

1,001

$11.00 to $11.59

11,571

-

0.00% to 0.80%

33.98% to 35.08%

2002

938

$8.21 to $8.58

8,029

0.50

0.00% to 0.80%

-24.75% to -24.14%

2001

842

$10.91 to $11.31

9,503

0.36

0.00% to 0.80%

-3.61% to -2.83%

2000

784

$11.32 to $11.63

9,112

(a)

(a)

(a)

Neuberger Berman AMT Socially Responsive

2004

109

$13.24

1,443

-

0.00%

13.26%

2003

101

$11.69

1,181

-

0.00%

34.37%

2002

80

$8.70

698

-

0.00%

-14.75%

2001

61

$10.20

621

-

0.00%

-3.58%

2000

21

$10.58

221

(a)

(a)

(a)

S-75

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Notes to Financial Statements

Investment

Units

Unit Fair Value

Net Assets

Income

Expense RatioB

Total ReturnC

Division

(000's)

(lowest to highest)

(000's)

RatioA

(lowest to highest)

(lowest to highest)

OpCap Equity

2004

417

$13.43 to $14.26

$ 5,923

0.90

%

0.00% to 0.80%

10.99% to 11.93%

2003

412

$12.10 to $12.74

5,239

1.24

0.00% to 0.80%

27.50% to 28.56%

2002

403

$9.49 to $9.91

3,984

0.82

0.00% to 0.80%

-22.04% to -21.41%

2001

368

$12.17 to $12.61

4,625

0.50

0.00% to 0.80%

-7.76% to -7.02%

2000

188

$13.19 to $13.56

2,534

(a)

(a)

(a)

OpCap Global Equity

2004

359

$14.18 to $15.05

5,381

0.48

0.00% to 0.80%

11.57% to 12.48%

2003

278

$12.71 to $13.38

3,711

0.45

0.00% to 0.80%

30.49% to 31.56%

2002

160

$9.74 to $10.17

1,619

0.44

0.00% to 0.80%

-18.07% to -17.41%

2001

121

$11.88 to $12.31

1,479

-

0.00% to 0.80%

-14.51% to -13.82%

2000

100

$13.90 to $14.28

1,426

(a)

(a)

(a)

OpCap Managed

2004

1,065

$12.62 to $13.39

14,195

1.40

0.00% to 0.80%

9.93% to 10.75%

2003

1,045

$11.48 to $12.09

12,587

1.54

0.00% to 0.80%

20.72% to 21.75%

2002

861

$9.51 to $9.93

8,519

1.69

0.00% to 0.80%

-17.55% to -16.88%

2001

664

$11.53 to $11.94

7,904

2.02

0.00% to 0.80%

-5.67% to -4.91%

2000

486

$12.22 to $12.56

6,090

(a)

(a)

(a)

OpCap Small Cap

2004

1,507

$17.76 to $18.85

28,312

0.04

0.00% to 0.80%

16.92% to 17.89%

2003

1,337

$15.19 to $15.99

21,310

0.04

0.00% to 0.80%

41.57% to 42.64%

2002

1,076

$10.73 to $11.21

12,019

0.06

0.00% to 0.80%

-22.26% to -21.64%

2001

771

$13.80 to $14.30

10,997

0.61

0.00% to 0.80%

7.46% to 8.33%

2000

470

$12.85 to $13.20

6,194

(a)

(a)

(a)

Pioneer MidCap Value VCT

2004

188

$14.06

2,641

0.33

0.00%

22.05%

2003

89

$11.52

1,023

0.18

0.00%

37.47%

2002

137

$8.38

1,145

(c)

0.00%

(c)

2001

(c)

(c)

(c)

(c)

(c)

(c)

2000

(c)

(c)

(c)

(c)

(c)

(c)

S-76

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Notes to Financial Statements

Investment

Units

Unit Fair Value

Net Assets

Income

Expense RatioB

Total ReturnC

Division

(000's)

(lowest to highest)

(000's)

RatioA

(lowest to highest)

(lowest to highest)

Pioneer SmallCap Value VCT

2004

141

$12.39

$ 1,751

-

%

0.00%

20.17%

2003

72

$10.31

742

-

0.00%

35.30%

2002

18

$7.62

140

(c)

0.00%

(c)

2001

(c)

(c)

(c)

(c)

(c)

(c)

2000

(c)

(c)

(c)

(c)

(c)

(c)

Putnam VT Diversified Income

2004

54

$18.52 to $19.40

1,043

9.37

0.00% to 0.80%

8.75% to 9.60%

2003

63

$17.03 to $17.70

1,112

9.23

0.00% to 0.80%

19.26% to 20.24%

2002

75

$14.28 to $14.72

1,098

9.00

0.00% to 0.80%

-3.73% to -2.95%

2001

90

$13.55 to $13.86

1,248

7.61

0.00% to 0.80%

2.99% to 3.82%

2000

107

$13.16 to $13.35

1,423

(a)

(a)

(a)

Putnam VT Growth and Income

2004

1,598

$26.66 to $28.46

45,331

1.73

0.00% to 0.80%

10.48% to 11.35%

2003

1,724

$24.13 to $25.56

43,935

1.98

0.00% to 0.80%

26.67% to 27.74%

2002

1,778

$19.05 to $20.01

35,471

1.69

0.00% to 0.80%

-19.44% to -18.79%

2001

1,771

$23.65 to $13.86

43,533

1.63

0.00% to 0.80%

-6.92% to -6.16%

2000

1,635

$25.40 to $26.26

42,843

(a)

(a)

(a)

Putnam VT International Growth

2004

102

$10.76

1,092

1.62

0.00%

16.45%

2003

122

$9.24

1,131

1.08

0.00%

28.87%

2002

152

$7.17

1,093

1.28

0.00%

-9.73%

2001

181

$7.94

1,433

-

0.00%

-23.76%

2000

214

$10.41

2,229

(a)

(a)

(a)

Putnam VT New Opportunities

2004

1,763

$20.40

35,971

-

0.00%

10.57%

2003

1,900

$18.45

35,059

-

0.00%

32.64%

2002

1,947

$13.91

27,087

-

0.00%

-30.29%

2001

1,917

$19.95

38,232

-

0.00%

-29.99%

2000

1,739

$28.49

49,552

(a)

(a)

(a)

S-77

ReliaStar SELECT*LIFE VARIABLE ACCOUNT

Notes to Financial Statements

Investment

Units

Unit Fair Value

Net Assets

Income

Expense RatioB

Total ReturnC

Division

(000's)

(lowest to highest)

(000's)

RatioA

(lowest to highest)

(lowest to highest)

Putnam VT Small Cap Value

2004

558

$17.13

$ 9,552

0.46

%

0.00%

26.61%

2003

452

$13.53

6,109

0.43

0.00%

50.00%

2002

409

$9.02

3,690

0.26

0.00%

-18.06%

2001

109

$19.95

1,199

(b)

0.00%

(b)

2000

(b)

(b)

(b)

(b)

(b)

(b)

Putnam VT Utilities Growth and Income

2004

60

$21.08 to $22.03

1,319

2.34

0.00% to 0.80%

20.87% to 21.85%

2003

69

$17.44 to $18.08

1,250

4.00

0.00% to 0.80%

24.04% to 25.03%

2002

83

$14.06 to $14.46

1,197

3.63

0.00% to 0.80%

-24.44% to -23.83%

2001

101

$18.61 to $18.98

1,915

3.26

0.00% to 0.80%

-22.77% to -22.15%

2000

119

$24.10 to $24.39

2,902

(a)

(a)

(a)

Putnam VT Voyager

2004

3,223

$24.20 to $25.41

81,667

0.45

0.00% to 0.80%

4.49% to 5.30%

2003

3,533

$23.16 to $24.13

85,043

0.64

0.00% to 0.80%

24.18% to 25.16%

2002

3,791

$18.65 to $19.28

72,929

0.83

0.00% to 0.80%

-26.93% to -26.34%

2001

3,897

$25.52 to $26.17

101,802

0.11

0.00% to 0.80%

-22.87% to -22.24%

2000

3,707

$33.09 to $33.65

124,602

(a)

(a)

(a)

(a)

Not provided for 2000

(b)

As this Division was not offered until 2001, this data is not meaningful and is therefore not presented.

(c)

As this Division was not offered until 2002, this data is not meaningful and is therefore not presented.

(d)

As this Division was not offered until 2003, this data is not meaningful and is therefore not presented.

(e)

As this Division was not offered until 2004, this data is not meaningful and is therefore not presented.

A

The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets.

The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.

B

The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense charge, as defined in Note 3. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

C

Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

S-78

RELIASTAR LIFE INSURANCE COMPANY

 Financial Statements -
Statutory Basis

Years ended December 31, 2004 and 2003

Contents

Page

Report of Independent Registered Public Accounting Firm

C-2

Audited Financial Statements - Statutory Basis

Balance Sheets - Statutory Basis

C-4

Statements of Operations - Statutory Basis

C-6

Statements of Changes in Capital and Surplus - Statutory Basis

C-7

Statements of Cash Flows - Statutory Basis

C-8

Notes to Financial Statements - Statutory Basis

C-9

C-1

Report of Independent Registered Public Accounting Firm

Board of Directors and Stockholder

ReliaStar Life Insurance Company

  We have audited the accompanying statutory-basis balance sheets of ReliaStar Life Insurance Company (the "Company," and a wholly owned subsidiary of ING America Insurance Holdings, Inc.), as of December 31, 2004 and 2003, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for the years then ended.  These financial statements are the responsibility of the Company's management.  Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  We were not engaged to perform an audit of the Company's internal control over financial reporting.  Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

  As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Minnesota Department of Commerce, Division of Insurance ("Minnesota Division of Insurance"), which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

  In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of ReliaStar Life Insurance Company at December 31, 2004 and 2003, or the results of its operations or its cash flows for the years then ended.

C-2

  However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ReliaStar Life Insurance Company at December 31, 2004 and 2003, and the results of its operations and its cash flows for the years then ended, in conformity with accounting practices prescribed or permitted by the Minnesota Division of Insurance.

/s/ Ernst & Young LLP

Atlanta, Georgia

April 5, 2005

C-3

RELIASTAR Life Insurance Company

Balance Sheets - Statutory Basis

December 31

2004

2003

(In Thousands)

Admitted assets

Cash and invested assets:

Bonds

$ 12,704,457

$ 12,084,537

Preferred stocks

50,508

44,479

Common stocks

1,243

1,072

Subsidiaries

312,928

318,350

Mortgage loans

2,231,587

2,169,371

Real estate, less accumulated depreciation (2004 - $99,733; 2003 - $98,185)

93,582

98,913

Contract loans

663,678

671,241

Other invested assets

310,879

191,167

Cash and short-term investments

181,389

74,739

Total cash and invested assets

16,550,251

15,653,869

Deferred and uncollected premiums, less loading (2004-$20,953; 2003-$20,115)

130,108

160,726

Accrued investment income

156,443

144,744

Reinsurance balances recoverable

164,607

151,965

Data processing equipment, less accumulated

depreciation (2004-$52,805; 2003-$63,702)

492

1,571

Indebtedness from related parties

5,706

2,267

Federal income tax recoverable (including $90,451 and $88,815 net deferred tax assets at December 31, 2004 and 2003, respectively)

105,000

88,815

Separate account assets

4,386,414

4,368,512

Other assets

25,149

8,960

Total admitted assets

$ 21,524,170

$ 20,581,429

The accompanying notes are an integral part of these financial statements.

C-4

RELIASTAR Life Insurance Company

Balance Sheets - Statutory Basis

December 31

2004

2003

(In Thousands, except share amounts)

Liabilities and capital and surplus

Liabilities:

Policy and contract liabilities:

Life and annuity reserves

$ 12,440,023

$ 11,611,490

Accident and health reserves

1,162,954

1,113,314

Deposit type contracts

625,919

693,225

Policyholders' funds

958

802

Dividends left on deposit

16

307

Dividends payable

12,575

15,010

Unpaid claims

410,469

440,749

Total policy and contract liabilities

14,652,914

13,874,897

Interest maintenance reserve

62,026

47,042

Accounts payable and accrued expenses

136,965

150,927

Reinsurance balances due

97,491

95,736

Indebtedness to related parties

25,935

57,383

Contingency reserve

38,038

39,790

Asset valuation reserve

127,226

105,622

Borrowed money

576,613

415,041

Separate account transfers

(257,459)

(269,816)

Other liabilities

147,024

135,552

Separate account liabilities

4,378,905

4,360,753

Total liabilities

19,985,678

19,012,927

Capital and surplus:

Common stock: authorized 25,000,000 shares of $1.25 par value;

2,000,000 shares issued and outstanding

2,500

2,500

Preferred capital stock

100

100

Surplus note

100,000

100,000

Paid-in and contributed surplus

1,272,125

1,272,125

Unassigned surplus

163,867

193,877

Preferred capital stock, less treasury stock, at December 31, 2004 and 2003

(100)

(100)

Total capital and surplus

1,538,492

1,568,502

Total liabilities and capital and surplus

$ 21,524,170

$ 20,581,429

The accompanying notes are an integral part of these financial statements.

C-5

RELIASTAR Life Insurance Company

Statements of Operations - Statutory Basis

Year ended December 31

2004

2003

(In Thousands)

Premiums and other revenues:

Life, annuity, and accident and health premiums

$ 3,313,755

$ 3,114,621

Policy proceeds and dividends left on deposit

1,899

1,087

Net investment income

931,789

921,050

Amortization of interest maintenance reserve

4,496

(10,719)

Commissions, expense allowances and reserve adjustments

on reinsurance ceded

68,098

70,894

Miscellaneous income

172,511

179,612

Total premiums and other revenues

4,492,548

4,276,545

Benefits paid or provided:

Death benefits

847,563

798,873

Annuity benefits

142,637

163,286

Surrender benefits

1,522,230

1,435,730

Interest on policy or contract funds

28,685

5,614

Accident and health benefits

399,156

379,273

Other benefits

6,051

4,395

Increase in life, annuity and accident and health reserves

746,086

688,720

Net transfers from separate accounts

(200,390)

(179,705)

Total benefits paid or provided

3,492,018

3,296,186

Insurance expenses:

Commissions

346,012

299,845

General expenses

331,688

330,682

Insurance taxes, licenses and fees, excluding federal income taxes

43,363

37,851

Miscellaneous expenses

16,962

(588)

Total insurance expenses

738,025

667,790

Gain from operations before policyholder dividends, federal income taxes and net realized capital losses

262,505

312,569

Dividends to policyholders

17,494

20,975

Gain from operations before federal income taxes

and net realized capital losses

245,011

291,594

Federal income tax expense

34,491

58,198

Gain from operations before net realized capital losses

210,520

233,396

Net realized capital losses, net of income tax benefit: 2004 - $21,183 and 2003 - $2,659; and excluding net transfers to the interest maintenance reserve 2004 - $19,480 and 2003- $26,415

(24,997)

(13,739)

Net income

$ 185,523

$ 219,657

The accompanying notes are an integral part of these financial statements.

C-6

RELIASTAR Life Insurance Company

Statements of Changes in Capital and Surplus - Statutory Basis

Year ended December 31

2004

2003

(In Thousands)

Common stock:

Balance at beginning and end of year

$ 2,500

$ 2,500

Preferred capital stock less treasury stock:

Balance at beginning and end of year

-

-

Surplus note:

Balance of beginning and end of year

100,000

100,000

Paid-in and contributed surplus:

Balance at beginning of year

1,272,125

1,272,125

Unassigned surplus:

Balance at beginning of year

193,877

(17,000)

Net income

185,523

219,657

Change in net unrealized capital gains and losses

26,860

46,662

Change in nonadmitted assets

(2,755)

13,158

Change in liability for reinsurance in unauthorized companies

7,016

(4,424)

Change in asset valuation reserve

(21,604)

(31,792)

Change in reserve on account of change in valuation basis

-

6,987

Other changes in surplus in separate account statement

1,078

2,538

Change in net deferred income tax

3,432

(39,162)

Change in surplus as a result of reinsurance

(2,237)

(5,719)

Dividends to stockholder

(220,000)

(2,000)

Additional minimum pension liability

(9,323)

-

Other changes

2,000

4,972

Balance at end of year

163,867

193,877

Total capital and surplus

$ 1,538,492

$ 1,568,502

The accompanying notes are an integral part of these financial statements.

C-7

RELIASTAR Life Insurance Company

Statements of Cash Flows - Statutory Basis

Year ended December 31

2004

2003

(In Thousands)

Operations

Premiums, policy proceeds, and other considerations received, net of reinsurance paid

$ 3,355,022

$ 2,815,933

Net investment income received

1,007,258

1,108,729

Commission, expenses paid and miscellaneous expenses

(790,086)

(620,354)

Benefits paid

(2,921,144)

(2,629,668)

Net transfers from separate accounts

198,417

139,817

Dividends paid to policyholders

(20,220)

(22,680)

Federal income taxes paid

(102,973)

(138,342)

Other revenues

291,086

261,508

Net cash provided by operations

1,017,360

914,943

Investment activities

Proceeds from sales, maturities, or repayments of investments:

Bonds

13,174,427

14,661,328

Stocks

3,014

33,828

Mortgage loans

261,420

216,855

Real estate

2,869

260

Other invested assets

40,585

20,579

Net (loss) gain on cash and short-term investments

(21,542)

871

Miscellaneous proceeds

38,761

749

Net proceeds from sales, maturities, or repayments of investments

13,499,534

14,934,470

Cost of investments acquired:

Bonds

13,867,680

15,357,341

Stocks

7,442

2,208

Mortgage loans

318,843

454,559

Real estate

713

754

Other invested assets

194,964

33,050

Miscellaneous applications

2,813

52,050

Total cost of investments acquired

14,392,455

15,899,962

Net change in contract loans

(7,563)

(8,163)

Net cash used in investment activities

(885,358)

(957,329)

Financing and miscellaneous activities

Cash provided (used):

Borrowed money

161,556

(69,041)

Net deposits on deposit-type contract funds

74,775

49,832

Dividends to stockholder

(220,000)

-

Other uses

(41,683)

(4,690)

Net cash used in financing and miscellaneous activities

(25,352)

(23,899)

Net change in cash and short-term investments

106,650

(66,285)

Cash and short-term investments:

Beginning of year

74,739

141,024

End of year

$ 181,389

$ 74,739

The accompanying notes are an integral part of these financial statements.

C-8

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

1. Nature of Operations and Significant Accounting Policies

  ReliaStar Life Insurance Company (the "Company") is domiciled in Minnesota and is a wholly owned subsidiary of Lion Connecticut Holdings, Inc. ("Lion"), a Connecticut holding and management company. Lion, in turn, is a wholly owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH").  ING AIH's ultimate parent is ING Groep, N.V. ("ING"), a global financial services company based in The Netherlands.  The Company is principally engaged in the business of providing individual life insurance and annuities, employee benefit products and services, retirement plans, and life and health reinsurance.  The Company is presently licensed in all states (approved for reinsurance only in New York), the District of Columbia, Guam, Puerto Rico and Canada.

  An affiliate, Security-Connecticut Life Insurance Company ("Security-Connecticut"), merged with and into the Company on October 1, 2003. The transaction was approved by the Minnesota Department of Commerce, Division of Insurance ("Minnesota Division of Insurance") and was accounted for as a statutory merger. No consideration was paid and no common stock was issued in exchange for all of the common shares of Security-Connecticut.  The accompanying financial statements have been restated as though the merger took place prior to all periods presented.  Pre-merger separate company revenue, net income, and other surplus adjustments for the nine months ended September 30, 2003 were $2,626,600, $87,900,000 and $72,900,000, respectively, for the Company and $272,800,000, $17,600,000 and ($2,500,000), respectively, for Security-Connecticut.

 Basis of Presentation

  The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes.  Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

  The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Minnesota Division of Insurance, which practices differ from U.S. generally accepted accounting principles ("GAAP").  The most significant variances from GAAP are as follows:

  Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or market value based on the National Association of Insurance Commissioners ("NAIC") rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale.  Held-to-maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income in stockholder's equity for those designated as available-for-sale.

C-9

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

  In addition, the Company invests in structured securities, including mortgage-backed securities/collateralized mortgage obligations, asset-backed securities, collateralized debt obligations, and commercial mortgage-backed securities.  For these structured securities, management compares the undiscounted cash flows to the carrying value.  An other than temporary impairment is considered to have occurred when the undiscounted cash flows are less than the carrying value.

  For structured securities, when a negative yield results from a revaluation based on new prepayment assumptions (i.e., undiscounted cash flows are less than current book value), an other than temporary impairment is considered to have occurred and the asset is written down to the value of the undiscounted cash flows. For GAAP, assets are re-evaluated based on the discounted cash flows using a current market rate.  Impairments are recognized when there has been an adverse change in cash flows and the fair value is less than book value.  The asset is then written down to fair value.  When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss is accounted for as a realized loss.

  Investments in real estate are reported net of related obligations rather than on a gross basis.  Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company's occupancy of these properties.  Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than income as would be required under GAAP.

  Statement of Statutory Accounting Principles ("SSAP") No. 31, Derivative Instruments, applies to derivative transactions prior to January 1, 2003.  The Company also follows the hedge accounting guidance in SSAP No. 86, Accounting for Derivative Instruments and Hedging, for derivative transactions entered into or modified on or after January 1, 2003.  Under this guidance, derivatives that are deemed effective hedges are accounted for in a manner which is consistent with the underlying hedged item.  Derivatives used in hedging transactions that do not meet the requirements of SSAP No. 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses.  Embedded derivatives are not accounted for separately from the host contract.  Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately.  An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of stockholders' equity rather than to income as required for fair value hedges.

  Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost.  All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or market value and nonredeemable preferred stocks are reported at market value or the lower of cost or market value as determined by the Securities Valuation Office of the NAIC ("SVO").

C-10

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

  Common stocks are reported at market value as determined by the SVO and the related unrealized capital gains/losses are reported in unassigned surplus along with the related adjustment for federal income taxes.

  Valuation Reserves: The asset valuation reserve ("AVR") is determined by an NAIC-prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus.  The change in AVR is reported directly to unassigned surplus.

  Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed-income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates, and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands.  The net deferral or interest maintenance reserve ("IMR") is reported as a liability in the accompanying balance sheets.

  Realized gains and losses on investments are reported in operations net of federal income tax and transfers to the IMR.  Under GAAP, realized capital gains and losses are reported in the statements of operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances are provided when there has been a decline in value deemed other than temporary, in which case the provision for such declines is charged to income.

  Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan.  Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

  The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

  Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred.  Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves.  For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized generally in proportion to the present value of expected gross margins from surrender charges and investment, mortality, and expense margins.

C-11

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

  Premiums: Life premiums are recognized as revenue when due.  Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due.  Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

  Under GAAP, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, are recognized as revenue when due.  Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate.  Revenues for universal life, annuities and guaranteed interest contracts consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed during the period.

  Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners' Reserve Valuation methods using statutory rates for mortality and interest.  GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold.  For interest-sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

  Reinsurance: For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an offsetting liability and charged against unassigned surplus.  Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.  Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

 Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

 Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

 Subsidiaries: The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

C-12

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

  Nonadmitted Assets: Certain assets designated as "nonadmitted," principally deferred federal income tax assets, disallowed interest maintenance reserves, non-operating software, past-due agents' balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual are excluded from the accompanying balance sheets and are charged directly to unassigned surplus.

  Employee Benefits: For purposes of calculating the Company's postretirement benefit obligation, only vested participants and current retirees are included in the valuation.  Under GAAP, active participants not currently vested are also included.

  Universal Life and Annuity Policies: Revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves.  Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

 Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

  Deferred Income Taxes: Deferred tax assets are provided for and admitted to an amount determined under a standard formula.  This formula considers the amount of differences that will reverse in the subsequent year, taxes paid in prior years that could be recovered through carrybacks, surplus limits and the amount of deferred tax liabilities available for offset.  Any deferred tax assets not covered under the formula are nonadmitted.  Deferred taxes do not include any amounts for state taxes.  Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years and a valuation allowance is established for the portion that is not realizable.

  Surplus Notes: Surplus notes are reported as a component of surplus.  Under statutory accounting practices, no interest is recorded on the surplus notes until payment has been approved by the Minnesota Division of Insurance.  Under GAAP, surplus notes are reported as liabilities and the related interest is reported as a charge to earnings over the term of the note.

  Statements of Cash Flows: Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less.  Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

 Participation Fund Account

  On January 3, 1989, the Minnesota Division of Insurance approved a Plan of Conversion and Reorganization ("the Plan"), which provided, among other things, for the conversion of the Company from a combined stock and mutual life insurance company to a stock life insurance company.

C-13

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

  The Plan provided for the establishment of a Participation Fund Account ("PFA") for the benefit of certain participating individual life insurance policies and annuities issued by the Company prior to the effective date of the Plan.  Under the terms of the PFA, the insurance liabilities and assets (approximately $305,927,000 as of December 31, 2004) with respect to such policies are included in the Company's financial statements but are segregated in the accounting records of the Company to assure the continuation of policyholder dividend practices.

 Reconciliation to GAAP

 The effects of the preceding variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

 Other significant accounting practices are as follows:

 Investments

 Investments are stated at values prescribed by the NAIC, as follows:

 Bonds not backed by other loans are principally stated at amortized cost using the interest method.

  Single class and multi-class mortgage backed/asset backed securities are valued at amortized cost using the interest method including anticipated prepayments.  Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment.  The retrospective adjustment method is used to value all such securities except for higher risk asset backed securities, which are valued using the prospective method.  The Company has elected to use the book value as of January 1, 1994 as the cost for applying the retrospective method to securities purchased prior to that date where historical cash flows are not readily available.

  Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost.  All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or market value and nonredeemable preferred stocks are reported at market value or the lower of cost or market value as determined by the SVO.

  Common stocks are reported at market value as determined by the SVO and the related unrealized capital gains/losses are reported in unassigned surplus along with the adjustment for federal income taxes.

  The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis.  Management considers the length of time and the extent to which the market value has been less than cost, the financial condition and near-term prospects of the issuer,

C-14

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

  future economic conditions and market forecasts, and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value.  If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

  The Company uses derivatives such as interest rate swaps, caps and floors, forwards and options as part of its overall interest rate risk management strategy for certain life insurance and annuity products.  As the Company only uses derivatives for hedging purposes, the Company values all derivative instruments on a consistent basis with the hedged item.  Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items.  Any unamortized gains or losses are recognized when the underlying hedged items are sold.

  Interest rate swap contracts are used to convert the interest rate characteristics (fixed or variable) of certain investments to match those of the related insurance liabilities that the investments are supporting.  The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

  Interest rate caps and floors are used to limit the effects of changing interest rates on yields of variable rate or short-term assets or liabilities.  The initial cost of any such agreement is amortized to net investment income over the life of the agreement.  Periodic payments that are receivable as a result of the agreements are accrued as an adjustment of interest income or benefits from the hedged items.

  All derivatives are reported at amortized cost with the exception of S&P Options.  S&P Options are reported at fair value since the liabilities that are being hedged are reported at fair value.  The unrealized gains or losses from S&P Options are reported in investment income.  Upon termination of a derivative that qualified for hedge accounting, the gain or loss is deferred in IMR or adjusts the basis of the hedged item.

  The Company's insurance subsidiaries are reported at their underlying statutory basis net assets, and the Company's noninsurance subsidiaries are reported at the GAAP-basis of their net assets.  Dividends from subsidiaries are included in net investment income.  The total net change in the subsidiaries' equity is included in the change in net unrealized capital gains or losses.

 Mortgage loans are reported at amortized cost, less allowance for impairments.

C-15

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

 Contract loans are reported at unpaid principal balances.

  Land is reported at cost.  Real estate occupied by the Company is reported at depreciated cost; other real estate is reported at the lower of depreciated cost or fair value.  Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties.

  For reverse repurchase agreements, Company policies require a minimum of 102% of the fair value of securities purchased under reverse repurchase agreements to be maintained as collateral.  Cash collateral received is invested in short-term investments and the offsetting collateral liability is included in miscellaneous liabilities.

 Reverse dollar repurchase agreements are accounted for as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities.

  The Company engages in securities lending whereby certain domestic bonds from its portfolio are loaned to other institutions for short periods of time.  Collateral, primarily cash, which is in excess of the market value of the loaned securities, is deposited by the borrower with a lending agent, and retained and invested by the lending agent to generate additional income for the Company.  The Company does not have access to the collateral.  The Company's policy requires a minimum of 102% of the fair value of securities loaned to be maintained as collateral.  The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates.  At December 31, 2004 and 2003, the Company had loaned securities (which are reflected as invested assets on the balance sheets) with a market value of approximately $153,596,000 and $21,819,000, respectively.

 Short-term investments are reported at amortized cost.  Short-term investments include investments with maturities of less than one year at the date of acquisition.

 Partnership interests, which are included in other invested assets on the balance sheets, are reported at the underlying audited GAAP equity of the investee.

 Residual collateralized mortgage obligations, which are included in other invested assets on the balance sheets, are reported at amortized cost using the effective interest method.

 Realized capital gains and losses are determined using the first-in first-out method.

 Cash on hand includes cash equivalents.  Cash equivalents are short-term investments that are both readily convertible to cash and have an original maturity date of three months or less.

C-16

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

 Aggregate Reserve for Life Policies and Contracts

  Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law.  Interest rates range from 2.0% to 13.25%.

  The Company waives the deduction of deferred fractional premiums upon the death of the insured.  It is the Company's practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

 The methods used in the valuation of substandard policies are as follows:

  For life, endowment and term policies issued substandard, the standard reserve during the premium-paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

  For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.  For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

  The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the Minnesota Division of Insurance, is $16,766,849,000 and $17,079,672,000 at December 31, 2004 and December 31, 2003, respectively.  The amount of premium deficiency reserves for policies on which gross premiums are less than the net premiums is $519,815,000 and $340,363,000 at December 31, 2004 and December 31, 2003, respectively.

 The Company anticipates investment income as a factor in the premium deficiency calculation in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts.

  The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79.  The method of determination of tabular interest of funds not involving life contingencies is as follows: current year reserves, plus payments, less prior year reserves, less funds added.

C-17

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

 Reinsurance

  Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.  Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense.  Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

 Real Estate and Electronic Data Processing Equipment

  Electronic data processing equipment is carried at cost less accumulated depreciation.  Depreciation for major classes of assets is calculated on a straight-line basis over the estimated useful life of the assets.

 Participating Insurance

  Participating business approximates less than 1.0% of the Company's ordinary life insurance in force and 7.6% of premium income.  The amount of dividends to be paid is determined annually by the Board of Directors.  Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales.  Dividend expense of $17,494,000 and $20,975,000 was incurred in 2004 and 2003, respectively.

 Pension Plans

  The Company provides noncontributory retirement plans for substantially all employees and certain agents.  Pension costs are charged to operations as contributions are made to the plan.  The Company also provides a contributory retirement plan for substantially all employees.

C-18

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

 Nonadmitted Assets

 Nonadmitted assets are summarized as follows:

December 31

2004

2003

(In Thousands)

Bonds

$ 6,500

$ 2,034

Deferred and uncollected premium

3,295

4,441

Net deferred tax asset

224,538

229,550

Electronic data processing equipment and software

844

3,292

Furniture and equipment

4,994

7,489

Health care and other amounts receivable

1,630

1,439

Aggregate write-ins for other than invested assets

7,282

7,138

Other

15,868

6,813

Total nonadmitted assets

$ 264,951

$ 262,196

 Changes in nonadmitted assets are generally reported directly in surplus as an increase or decrease in nonadmitted assets.

 Claims and Claims Adjustment Expenses

  Claims expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2004.  The Company does not discount claims and claims adjustment expense reserves.  Such estimates are based on actuarial projections applied to historical claims payment data.  Such liabilities are considered to be reasonable and adequate to discharge the Company's obligations for claims incurred but unpaid as of December 31, 2004.

 Cash Flow Information

 Cash and short-term investments include cash on hand, demand deposits and short-term fixed maturity instruments with a maturity of less than one year at the date of acquisition.

 Separate Accounts

  Most separate account assets and liabilities held by the Company represent funds held for the benefit of the Company's variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies.  Such policies are of a non-guaranteed nature.  All net investment experience, positive or negative, is attributed to the policy and contract holders' account values.  The assets of these accounts are carried at fair value.

C-19

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

  Certain other separate accounts relate to experience-rated group annuity contracts that fund defined contribution pension plans. These contracts provide guaranteed interest returns for one year only, where the guaranteed interest rate is re-established each year based on the investment experience of the separate account. In no event can the interest rate be less than zero. The assets and liabilities of these separate accounts are carried at book value.

  Reserves related to the Company's mortality risk associated with these policies are included in life and annuity reserves.  These reserves include reserves for guaranteed minimum death benefits (before reinsurance) that totaled $14.3 million and $21.3 million at December 31, 2004 and 2003, respectively.  The operations of the separate accounts are not included in the accompanying statements of operations.

 Reclassifications

 Certain prior year amounts in the Company's statutory basis financial statements have been reclassified to conform to the 2004 financial statement presentation.

2. Permitted Statutory Basis Accounting Practices

  The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Minnesota Division of Insurance.  The Minnesota Division of Insurance recognizes only statutory accounting practices prescribed or permitted by the state of Minnesota for determining and reporting the financial condition and results of operations of an insurance company for determining its solvency under the Minnesota Insurance Laws.  The NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the state of Minnesota.  The Commissioner of Commerce has the right to permit other specific practices that deviate from prescribed practices.

  The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Minnesota Division of Insurance. As of December 31, 2004 and 2003, the Company had no such permitted accounting practices.

C-20

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

3. Investments

 The amortized cost and fair value of bonds and equity securities are as follows:

Gross

Gross

Amortized

Unrealized

Unrealized

Fair

Cost

Gains

Losses

Value

(In Thousands)

At December 31, 2004:

U.S. Treasury securities and

obligations of U.S. government

corporations and agencies

$ 138,912

$ 1,460

$ 1,903

$ 138,469

States, municipalities, and political

subdivisions

18,144

571

118

18,597

Foreign government

213,994

19,516

863

232,647

Foreign other

1,418,206

59,430

7,563

1,470,073

Public utilities securities

1,184,139

65,415

3,612

1,245,942

Corporate securities

4,552,939

212,062

17,346

4,747,655

Residential-backed securities

3,284,512

41,525

50,488

3,275,549

Commercial mortgage-backed

securities

807,576

30,971

2,448

836,099

Other asset-backed securities

1,093,041

29,460

15,423

1,107,078

Total fixed maturities

12,711,463

460,410

99,764

13,072,109

Preferred stocks

50,508

413

-

50,921

Common stocks

900

442

99

1,243

Total equity securities

51,408

855

99

52,164

Total

$ 12,762,871

$ 461,265

$ 99,863

$ 13,124,273

C-21

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

Gross

Gross

Amortized

Unrealized

Unrealized

Fair

Cost

Gains

Losses

Value

(In Thousands)

At December 31, 2003:

U.S. Treasury securities and

obligations of U.S. government

corporations and agencies

$ 291,926

$ 716

$ 2,601

$ 290,041

States, municipalities, and political

subdivisions

19,685

594

303

19,976

Foreign government

206,351

19,965

320

225,996

Foreign other

1,016,479

53,285

14,258

1,055,506

Public utilities securities

965,279

65,016

5,597

1,024,698

Corporate securities

4,876,884

278,679

32,599

5,122,964

Residential-backed securities

2,998,019

62,076

43,204

3,016,891

Commercial mortgage-backed

securities

618,813

40,864

1,844

657,833

Other asset-backed securities

1,097,221

41,266

26,330

1,112,157

Total fixed maturities

12,090,657

562,461

127,056

12,526,062

Preferred stocks

44,624

67

704

43,987

Common stocks

900

282

110

1,072

Total equity securities

45,524

349

814

45,059

Total

$ 12,136,181

$ 562,810

$ 127,870

$ 12,571,121

 Reconciliation of bonds from amortized cost to carrying value as of December 31, 2004 and 2003 is as follows:

December 31

2004

2003

(In Thousands)

Amortized cost

$ 12,711,463

$ 12,090,657

Less nonadmitted bonds

(7,006)

(6,120)

Carrying value

$ 12,704,457

$ 12,084,537

C-22

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

 As of December 31, 2004, the aggregate fair values of debt securities with unrealized losses and the time period that cost exceeded fair value are as follows:

More than 6

Less than

months and less

6 months

than 12 months

More than 12

below cost

below cost

months below cost

Total

(In Thousands)

Fair value

$ 1,854,837

$ 1,363,630

$ 704,109

$ 3,922,576

Unrealized loss

20,453

29,338

49,973

99,764

  Of the unrealized losses less than 6 months in duration of $20,453,000, there was $17,489,000 as of December 31, 2004, related to securities under the guidance prescribed by SSAP No. 43 Loan-backed and Structured Securities.  This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the carrying amount was $1,522,610,000.  The remaining unrealized losses of $2,964,000 are primarily related to interest rate movement or spread widening for other than credit-related reasons.  Business and operating fundamentals are performing as expected.

  Of the losses more than 6 months and less than 12 months in duration of $29,338,000, there was $22,365,000 as of December 31, 2004, related to securities reviewed for impairment under the guidance prescribed by SSAP No. 43.  This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the carrying amount was $1,116,867,000.  The remaining unrealized losses of $6,973,000 are primarily related to interest rate movement or spread widening for other than credit-related reasons.  Business and operating fundamentals are performing as expected.

  Of the losses more than 12 months in duration of $49,973,000, there was $41,366,000 as of December 31, 2004, related to securities reviewed for impairment under the guidance prescribed by SSAP No. 43.  This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the carrying amount was $563,402,000.  The remaining unrealized losses of $8,607,000 are primarily related to interest rate movement or spread widening for other than credit-related reasons.  Business and operating fundamentals are performing as expected.

  The amortized cost and fair value of investments in bonds at December 31, 2004, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

C-23

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

Amortized

Fair

Cost

Value

(In Thousands)

Maturity:

Due in 1 year or less

$ 257,254

$ 262,024

Due after 1 year through 5 years

2,576,424

2,662,437

Due after 5 years through 10 years

2,792,865

2,920,555

Due after 10 years

1,899,791

2,008,367

Total

7,526,334

7,853,383

Residential-backed securities

3,284,512

3,275,549

Commercial mortgage-backed securities

1,093,041

1,107,078

Other asset-backed securities

807,576

836,099

Total

$ 12,711,463

$ 13,072,109

  At December 31, 2004, investments in certificates of deposit and bonds, with an admitted asset value of $195,750,000, were on deposit with state insurance departments to satisfy regulatory requirements.

 Proceeds from the sale of investments in bonds and other fixed maturity interest securities were $6,804,502,000 and $8,252,957,000 in 2004 and 2003, respectively.

 Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows:

December 31

2004

2003

(In Thousands)

Realized capital gains

$ 15,666

$ 15,335

Less amount transferred to IMR (net of related taxes of

$10,489 in 2004 and $14,223 in 2003)

(19,480)

(26,415)

Less federal income taxes on realized capital gains

(21,183)

(2,659)

Net realized capital losses

$ (24,997)

$ (13,739)

C-24

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

 Major categories of net investment income are summarized as follows:

Year ended December 31

2004

2003

(In Thousands)

Income:

Equity securities - affiliated

$ 27,942

$ 27,600

Equity securities - unaffiliated

3,137

3,060

Bonds

748,100

742,698

Mortgage loans

164,827

154,819

Derivatives

(4,579)

3,160

Contract loans

45,131

34,862

Company-occupied property

23,744

14,826

Other

13,651

28,613

Total investment income

1,021,953

1,009,638

Investment expenses

(90,164)

(88,588)

Net investment income

$ 931,789

$ 921,050

  The Company entered into reverse dollar repurchase agreements to increase its return on investments and improve liquidity.  Reverse dollar repurchases involve a sale of securities and an agreement to repurchase substantially the same securities as those sold.  The reverse dollar repurchases are accounted for as short-term collateralized financing and the repurchase obligation is reported in borrowed money.  The repurchase obligation totaled $444,994,000 and $398,538,000 at December 31, 2004 and 2003, respectively. The securities underlying these agreements are mortgage-backed securities with a book value of $445,262,000 and $398,479,000 and fair value of $445,975,000 and $400,498,000 at December 31, 2004 and 2003, respectively.  The securities have a weighted average coupon rate of 5.5% and have maturities ranging from December 2019 through December 2034.  The primary risk associated with short-term collateralized borrowings is that the counterparty may be unable to perform under the terms of the contract.  The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, which was not material at December 31, 2004.  The Company believes the counterparties to the reverse dollar repurchase agreements are financially responsible and that the counterparty risk is minimal.

  The Company participates in reverse repurchase transactions.  Such transactions include the sale of corporate securities to a major securities dealer and a simultaneous agreement to repurchase the same securities in the near term.  The proceeds are invested in new securities of intermediate durations.  The terms of the reverse repurchase agreements call for payment on interest at a rate of 1.45%.  The agreements mature prior to the end of January 2005.  As of December 31, 2004 and 2003, the amount outstanding on these agreements was $131,600,000 and $16,500,000, respectively. The securities underlying these agreements are mortgage-backed securities with a book value of $133,186,000 and $16,164,000 and fair value of $133,873,000 and $16,811,000 at December 31, 2004 and 2003, respectively.  The securities have a weighted average coupon rate of 5.0% and have maturities ranging from October 2015 through January 2035.

C-25

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

  The maximum and minimum lending rates for long-term mortgage loans during 2004 were 6.58% and 3.55%.  Fire insurance is required on all properties covered by mortgage loans and must at least equal the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

  The maximum percentage of a loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 75.5% on commercial properties.  As of December 31, 2004, the Company held no mortgages with interest more than 180 days overdue.  No interest was past due as of December 31, 2004.

 The Company had impaired mortgage loans without an allowance for credit losses of $836,000 and $6,420,000 as of December 31, 2004 and 2003, respectively.

  In the course of the Company's asset management activities, securities are sold and reacquired within 30 days of the sale date to enhance the Company's return on its investment portfolio or to manage interest rate risk.  The table below summarizes the number of transactions, the book value, and the gain or loss of the Company's financial instruments with respect to securities sold and reacquired within 30 days of the sale date as of and for the year ended December 31, 2004:

Cost of

Number of

Securities

Bonds

Transactions

Book Value

Repurchased

Gain

(In Thousands)

NAIC 3

11

$ 12,912

$ 17,022

$ 321

NAIC 4

2

2,000

2,000

17

4. Derivative Financial Instruments Held for Purposes Other than Trading

  The Company utilizes derivatives such as swaps, caps, floors, and options to reduce and manage risks, which include the risk of a change in the value, yield, price, cash flows, exchange rates or quantity of, or a degree of exposure with respect to, assets, liabilities, or future cash flows which the Company has acquired or incurred.  Hedge accounting practices are in accordance with the requirements set forth in SSAP No. 86.

  The Company uses interest rate swaps to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities.  Interest rate swap agreements generally involve the exchange of fixed and floating interest payments over the life of the agreement without an exchange of the underlying principal amount.  Currency swap agreements generally involve the exchange of local and foreign currency payments over the life of the agreements without an exchange of the underlying principal amount.

C-26

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

  Interest rate cap and interest rate floor agreements owned entitle the Company to receive payments to the extent reference interest rates exceed or fall below strike levels in the contracts based on the notional amounts.

  The Company uses S&P Options to hedge against an increase in the S&P Index.  Such increases result in increased reserve liabilities, and the options offset this increased expense.  The options are accounted for in a consistent manner with the underlying reserve liabilities, which are carried at fair value with the change in value recorded in the statements of operations.  If the options mature in the money, the amount received is recorded in income to offset the increased expense for the reserve liabilities.

  Premiums paid for the purchase of interest rate contracts are included in other invested assets and are being amortized to interest expense over the remaining terms of the contracts or in a manner consistent with the financial instruments being hedged.

  Amounts paid or received, if any, from such contracts are included in interest expense or income.  Accrued amounts payable to or receivable from counterparties are included in other liabilities or other invested assets.  Gains or losses realized as a result of early terminations of interest rate contracts are amortized to investment income over the remaining term of the items being hedged to the extent the hedge is considered to be effective; otherwise, they are recognized upon termination.

  Interest rate contracts that are matched or otherwise designated to be associated with other financial instruments are recorded at fair value if the related financial instruments mature, are sold, or are otherwise terminated, or if the interest rate contracts cease to be effective hedges.  Changes in the fair value of derivatives are recorded as investment income.  The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties' credit standing, collateral agreements, and master netting agreements.

  The Company is exposed to credit loss in the event of nonperformance by counterparties on derivative contracts; however, the Company does not anticipate nonperformance by any of these counterparties.  The amount of such exposure is generally the unrealized gains in such contracts.

C-27

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

 The table below summarizes the Company's interest rate contracts included in other invested assets at December 31, 2004 and 2003:

Notional

Carrying

Fair

Amount

Value

Value

(In Thousands)

December 31, 2004

Interest rate contracts:

Swaps

$ 1,173,426

$ 97

$ (9,456)

Caps owned

100,000

321

-

Options owned

75,789

5,042

5,042

Forwards owned

65,293

(808)

(808)

Total derivatives

$ 1,414,508

$ 4,652

$ (5,222)

December 31, 2003

Interest rate contracts:

Swaps

$ 369,203

$ -

$ (4,313)

Caps owned

375,000

2,067

63

Options owned

72,204

6,270

6,270

Forwards owned

66,714

323

323

Total derivatives

$ 883,121

$ 8,660

$ 2,343

5. Concentrations of Credit Risk

  The Company held less-than-investment-grade corporate bonds with an aggregate book value of $700,190,000 and $926,069,000 and an aggregate market value of $734,880,000 and $949,663,000 at December 31, 2004 and 2003, respectively.  Those holdings amounted to 5.5% of the Company's investments in bonds and 4.1% of total admitted assets at December 31, 2004.  The holdings of less-than-investment-grade bonds are widely diversified and of satisfactory quality based on the Company's investment policies and credit standards.

  The Company held unrated bonds of $403,776,000 and $200,056,000, with an aggregate NAIC market value of $406,939,000 and $196,679,000 at December 31, 2004 and 2003, respectively.  The carrying value of these holdings amounted to 3.2% of the Company's investment in bonds and 2.4% of the Company's total admitted assets at December 31, 2004.

  At December 31, 2004, the Company's commercial mortgages involved a concentration of properties located in California (18.8%) and Washington (6.6%).  The remaining commercial mortgages relate to properties located in 36 other states.  The portfolio is well diversified, covering many different types of income-producing properties on which the Company has first mortgage liens.  The maximum mortgage outstanding on any individual property is $38,559,000.

C-28

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

6. Annuity Reserves

  At December 31, 2004 and 2003, the Company's annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment, and not subject to discretionary withdrawal provisions are summarized as follows:

Amount

Percent

(In Thousands)

December 31, 2004

Subject to discretionary withdrawal (with adjustment):

With market value adjustment

$ 366,073

3.0

%

At book value less surrender charge

1,521,063

12.4

At fair value

2,895,908

23.6

Subtotal

4,783,044

39.0

Subject to discretionary withdrawal (without adjustment):

At book value with minimal or no charge or adjustment

6,647,953

54.3

Not subject to discretionary withdrawal

821,070

6.7

Total annuity reserves and deposit fund liabilities

before reinsurance

12,252,067

100.0

%

Less reinsurance ceded

13,042

Net annuity reserves and deposit fund liabilities

$ 12,239,025

December 31, 2003

Subject to discretionary withdrawal (with adjustment):

With market value adjustment

$ 354,927

3.0

%

At book value less surrender charge

1,858,390

15.9

At fair value

2,945,708

25.1

Subtotal

5,159,025

44.0

Subject to discretionary withdrawal (without adjustment):

At book value with minimal or no charge or adjustment

5,709,734

48.8

Not subject to discretionary withdrawal

841,734

7.2

Total annuity reserves and deposit fund liabilities

before reinsurance

11,710,493

100.0

%

Less reinsurance ceded

13,899

Net annuity reserves and deposit fund liabilities

$ 11,696,594

  Of the total net annuity reserves and deposit fund liabilities at December 31, 2004 of $12,239,025,000, $9,165,951,000 is included in the general account, and $3,073,074,000 is included in the separate account at December 31, 2004.

C-29

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

7. Employee Benefit Plans

 Pension Plan and Postretirement Benefits

  Effective December 31, 2001 the qualified plan of the Company, along with certain other U.S. subsidiaries of ING AIH, were merged into one plan which will be recognized in ING AIH's financial statements.  As a result of this plan merger, the Company transferred its qualified pension asset to ING North America Insurance Corporation, an affiliate.  In addition, the Company maintains a nonqualified unfunded Supplemental Employees Retirement Plan ("SERP").

 A summary of assets, obligations and assumptions of the Pension and Other Postretirement Benefits Plans are as follows:

Pension Benefits

Other Benefits

2004

2003

2004

2003

(In Thousands)

Change in benefit obligation

Benefit obligation at beginning of year

$ 38,254

$ 30,107

$ 12,005

$ 18,384

Service cost

-

-

1,530

1,326

Interest cost

2,296

1,952

732

1,183

Contribution by plan participants

-

-

1,527

1,419

Actuarial (loss) gain

(5,741)

8,997

3,571

(7,203)

Benefits paid

(2,838)

(2,802)

(2,989)

(3,104)

Benefit obligation at end of year

$ 31,971

$ 38,254

$ 16,376

$ 12,005

Change in plan assets

Fair value of plan assets at beginning of year

$ -

$ -

$ -

$ -

Employer contributions

2,838

2,802

1,462

1,685

Plan participants' contributions

-

-

1,527

1,419

Benefits paid

(2,838)

(2,802)

(2,989)

(3,104)

Fair value of plan assets at end of year

$ -

$ -

$ -

$ -

Funded status

$ (31,971)

$ (38,254)

$ (16,376)

$ (12,005)

Unamortized prior service credit

(35)

(40)

(2,175)

(2,107)

Unrecognized net gains / (loss)

9,366

16,208

(1,705)

(5,692)

Remaining net obligation

18,341

19,488

-

-

Total funded status

$ (4,299)

$ (2,598)

$ (20,256)

$ (19,804)

C-30

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

Component of net periodic benefit cost

Service cost

$ -

$ -

$ 1,530

$ 1,326

Interest cost

2,296

1,952

732

1,183

Expected return on plan assets

-

-

-

-

Amortization of unrecognized transition

obligations or transition asset

1,144

1,146

-

-

Amount of unrecognized gains (losses)

1,101

194

(454)

87

Amount of prior service cost recognized

(5)

(5)

68

68

Temporary deviation cost

-

-

39

-

Total net periodic benefit cost

$ 4,536

$ 3,287

$ 1,915

$ 2,664

Pension Benefits

Other Benefits

2004

2003

2004

2003

(In Thousands)

Amounts recognized in the statement of

operations consist of:

Accrued benefit cost

$ (31,956)

$ (37,867)

$ (20,256)

$ (19,804)

Intangible assets

18,333

19,448

-

-

Surplus adjustment for additional minimum

pension liability

9,324

15,821

-

-

Net amount recognized

$ (4,299)

$ (2,598)

$ (20,256)

$ (19,804)

  In addition, the Company had pension benefit obligation and other benefit obligation for non-vested employees as of December 31, 2004 and 2003 in the amount of $3,802,000 and $11,049,000, respectively.

Assumptions used in determining the accounting for the defined benefit plans and other benefit plan as of December 31, 2004 and 2003 were as follows:

2004

2003

Weighted-average discount rate

6.00

%

6.25

%

Rate of increase in compensation level

4.00

%

3.75

%

Expected long-term rate of return on assets

8.25

%

8.75

%

  The annual assumed rate of increase in the per capita cost of covered benefits (i.e., health care cost trend rate) for the medical plan is 10% graded to 5% over 6 years.  The health care cost trend rate assumption has a significant effect on the amounts reported.  For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation for the medical plan as of December 31, 2004 by $259,000.  Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation for the medical plan as of December 31, 2004 by $248,000.

C-31

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

 401(k) Plan

  The ING Savings Plan and ESOP is a defined contribution plan sponsored by ING AIH, which is available to substantially all home office employees.  Participants may make contributions to the plan through salary reductions up to a maximum of $13,000 for 2004 and $12,000 for 2003. Such contributions are not currently taxable to the participants.  ING AIH matches up to 6% of pre-tax eligible pay at 100% and allocates expenses to the Company for their portion of the match. Amounts allocated to the Company related to this plan were $5,731,000 and $4,278,000 for 2004 and 2003, respectively.

8. Separate Accounts

  Separate account assets and liabilities primarily represent funds segregated by the Company for the benefit of certain policy and contract holders, who bear the investment risk.  Revenues and expenses on the separate account assets and related liabilities equal the benefits paid or payable to the separate account policy and contract holders.

 The general nature and characteristics of the separate account business follows:

Non-Indexed

Non-

Guarantee

Guaranteed

Less than/

Separate

equal to 4%

Accounts

Total

(In Thousands)

December 31, 2004

Premium, consideration or deposits for the year

$ -

$ 531,858

$ 531,858

Reserves for separate accounts with assets at:

Fair value

$ 168,016

$ 3,992,672

$ 4,160,688

Amortized cost

-

-

-

Total reserves

$ 168,016

$ 3,992,672

$ 4,160,688

Reserves for separate accounts by

withdrawal characteristics:

Subject to discretionary withdrawal:

With market value adjustment

$ 168,016

$ -

$ 168,016

At market value

-

3,977,174

3,977,174

Subtotal

168,016

3,977,174

4,145,190

Not subject to discretionary withdrawal

-

15,498

15,498

Total separate account liabilities

$ 168,016

$ 3,992,672

$ 4,160,688

C-32

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

Non-Indexed

Non-

Guarantee

Guaranteed

Less than/

Separate

equal to 4%

Accounts

Total

(In Thousands)

December 31, 2003

Premium, consideration or deposits for the year

$ -

$ 331,182

$ 331,182

Reserves for separate accounts with assets at:

Fair value

$ -

$ 3,916,434

$ 3,916,434

Amortized cost

174,758

-

174,758

Total reserves

$ 174,758

$ 3,916,434

$ 4,091,192

Reserves for separate accounts by

withdrawal characteristics:

Subject to descretionary withdrawal:

With market value adjustment

$ 174,758

$ -

$ 174,758

At market value

-

3,893,950

3,893,950

Subtotal

174,758

3,893,950

4,068,708

Not subject to discretionary withdrawal

-

22,484

22,484

Total separate account liabilities

$ 174,758

$ 3,916,434

$ 4,091,192

 A reconciliation of the amounts transferred to and from the separate accounts is presented below:

2004

2003

(In Thousands)

Transfers as reported in the Summary of Operations

of the Separate Accounts Statement:

Transfers to separate accounts

$ 534,265

$ 334,233

Transfers from separate accounts

(735,510)

(518,851)

Net transfers from separate accounts

(201,245)

(184,618)

Reconciling adjustments:

Miscellaneous transfers

855

4,913

Transfers as reported in the statements of operations

$ (200,390)

$ (179,705)

C-33

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

9. Reinsurance

  The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks.  To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured.  To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of the retrocessionaire and monitors concentrations of credit risk.

 Assumed premiums amounted to $564,289,000 and $610,961,000 for the years ended December 31, 2004 and 2003, respectively.

 The Company's ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

December 31

2004

2003

(In Thousands)

Premiums

$ 402,496

$ 366,893

Benefits paid or provided

347,818

320,630

Policy and contract liabilities at year end

2,007,190

1,659,984

10. Federal Income Taxes

  The Company and its subsidiaries file a consolidated federal income tax return. The method of tax allocation is governed by a written tax sharing agreement. The tax sharing agreement provides that each member of the consolidated return shall reimburse the Company for its respective share of the consolidated federal income tax liability and shall receive a benefit for its losses at the statutory rate.

 The components of the net deferred tax assets are as follows:

December 31

2004

2003

(In Thousands)

Total deferred tax assets

$ 429,428

$ 411,332

Total deferred tax liabilities

(114,439)

(92,967)

Net deferred tax assets

314,989

318,365

Deferred tax asset nonadmitted

(224,538)

(229,550)

Net admitted deferred tax asset

$ 90,451

$ 88,815

Decrease in nonadmitted asset

$ 5,012

$ 18,090

C-34

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

 Current income taxes incurred consist of the following major components:

Year ended December 31

2004

2003

(In Thousands)

Federal taxes on operations

$ 34,491

$ 58,198

Federal taxes on capital gains

21,183

2,659

Total current taxes incurred

$ 55,674

$ 60,857

 The main components of deferred tax assets and deferred tax liabilities are as follows:

December 31

2004

2003

(In Thousands)

Deferred tax assets resulting from book/tax differences in:

Deferred acquisition costs

$ 123,201

$ 124,142

Insurance reserves

166,983

145,537

Investments

37,959

33,000

Compensation and benefits

39,325

26,278

Due and deferred premium

19,668

-

Nonadmitted assets and other surplus items

13,313

21,623

Unrealized loss on investments

6,551

-

Litigation accruals

2,430

13,927

Costs of collection and loading

-

4,440

Other

19,998

42,385

Total deferred tax assets

429,428

411,332

Deferred tax assets nonadmitted

(224,538)

(229,550)

Admitted deferred tax assets

204,890

181,782

Deferred tax liabilities resulting from book/tax differences in:

Investments

20,039

13,599

Due and deferred premium

49,193

42,075

Depreciable assets

26,030

26,815

Unrealized gain on investments

12,977

6,169

Insurance reserves

3,696

1,088

Other

2,504

3,221

Total deferred tax liabilities

114,439

92,967

Net admitted deferred tax asset

$ 90,451

$ 88,815

C-35

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

 The change in net deferred income taxes is comprised of the following:

December 31

2004

2003

Change

(In Thousands)

Total deferred tax assets

$ 429,428

$ 411,332

$ 18,096

Total deferred tax liabilities

(114,439)

(92,967)

(21,472)

Net deferred tax asset

$ 314,989

$ 318,365

$ (3,376)

Remove current year change in unrealized gains

6,808

Change in net deferred income tax

3,432

Remove other items in surplus:

Additional minimum pension liability

(3,263)

Current year change in non-admitted assets

(1,085)

Other

3,039

Change in deferred taxes for rate reconciliation

$ 2,123

  The provision for federal income taxes incurred and change in deferred taxes is different from that which would be obtained by applying the statutory federal income tax rate to income (including capital items) before income taxes.  The significant items causing this difference are:

Year Ended

December 31, 2004

(In Thousands)

Ordinary income

$ 245,011

Capital gains

(3,814)

Total pre-tax book income

$ 241,197

Provision computed at statutory rate

$ 84,419

Refinement of current tax balances

(13,606)

Refinement of deferred tax balances

(9,281)

Dividends received deduction

(12,668)

Interest Maintenance Reserve

5,244

Other

(557)

Total

$ 53,551

Federal income taxes incurred

$ 55,674

Change in net deferred income taxes

(2,123)

Total statutory income taxes

$ 53,551

 The amount of federal income taxes incurred that will be available for recoupment in the event of future net losses is $14,143,000 and $100,559,000 from 2004 and 2003, respectively.

C-36

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

 The Company has a receivable of $14,549,000 and a payable of $32,750,000 at December 31, 2004 and 2003, respectively, for federal income taxes under the intercompany tax sharing agreement.

  Under prior law, life insurance companies were allowed to defer from taxation a portion of income.  The deferred income was accumulated in the Policyholders' Surplus Account.  This deferred income only becomes taxable under certain conditions, which management believes to be remote.  Furthermore, the American Jobs Creation Act of 2004 allows certain tax-free distributions from the Policyholders' Surplus Account during 2005 and 2006.  Therefore, based on currently available information, no federal income taxes have been provided on the Company's Policyholders' Surplus Account accumulated balance of $32,641,000.

11. Investment in and Advances to Subsidiaries

  The Company has two wholly owned insurance subsidiaries at December 31, 2004, ReliaStar Life Insurance Company of New York ("RNY") and ReliaStar Reinsurance Group "UK" LTD. The Company also has two wholly owned noninsurance subsidiaries: NWNL Benefits Corporation and Norlic, Inc. and one partially owned noninsurance subsidiary Superior Vision Services ("SVS").

 Amounts invested in and advanced to the Company's subsidiaries are summarized as follows:

December 31

2004

2003

(In Thousands)

Preferred stock (cost $0 in 2004 and $4,664 in 2003)

$ -

$ 4,664

Common stock (cost $216,223 in 2004 and $213,573 in 2003)

312,928

313,686

 Summarized financial information for these subsidiaries is as follows:

December 31

2004

2003

(In Thousands)

Revenues

$ 424,758

$ 367,867

Income before net realized gains on investments

30,414

52,473

Net income

27,976

52,502

Admitted assets

2,733,665

2,712,832

Liabilities

2,427,479

2,399,298

C-37

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

 The Company received cash dividends from its subsidiaries, RNY and SVS of $27,200,000 and $742,108 in 2004 and $25,500,000 and $0 in 2003, respectively.

  On February 27, 2004, the Company redeemed 44,350 shares of Preferred Series A SVS stock for cash at no gain or loss.  In addition, the Company converted 738,161 shares of Preferred Series B SVS stock for 738,161 of common stock.

12. Capital and Surplus

  Under Minnesota insurance regulations, the Company is required to maintain a minimum total capital and surplus of $2,000,000.  Additionally, the amount of dividends which can be paid by the Company to its shareholder without prior approval of the Minnesota Division of Insurance is limited to the greater of 10% of statutory surplus or the statutory net gain from operations.

  Lion loaned $100,000,000 to the Company under a surplus note dated December 1, 2001. The surplus note provides, subject to the regulatory constraints discussed below, that (1) it is a surplus note which will mature on September 15, 2021 with principal due at maturity, but payable without penalty, in whole or in part before maturity; (2) interest is payable at a variable rate based upon an annualized yield rate for U.S. Treasury Bonds payable semi-annually; and (3) in the event that the Company is in default in the payment of any required interest or principal, the Company cannot pay cash dividends on its capital stock (all of which is owned directly by Lion). The surplus note further provides that there may be no payment of interest or principal without the express approval of the Minnesota Division of Insurance. For the year ended December 31, 2004 and 2003, interest paid totaled $4,600,000 each year.  There is no accrued interest for the years ended December 31, 2004 and 2003.

  On December 29, 2004, ING USA Annuity and Life Insurance Company ("ING USA") issued a 6.25% surplus note in the amount of $175,000,000 to the Company.  The note matures on December 29, 2034.  Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debt owed to all other classes of debtors, other than surplus note holders, of the Company in the event of (1) the institution of bankruptcy, reorganization, insolvency or liquidation proceedings by or against the Company, or (2) the appointment of a Trustee, receiver or other Conservator for a substantial part of the Company's properties.  Any payment of principal and/or interest made is subject to the prior approval of the Minnesota Division of Insurance.  For the year ended December 31, 2004, there was no interest paid or accrued.

  Life and health insurance companies are subject to certain Risk Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2004, the Company meets the RBC requirements.

C-38

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

13. Fair Values of Financial Instruments

  In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques.  Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows.  In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the financial instrument.  Accordingly, the aggregate fair value amounts presented herein do not represent the underlying value of the Company.

  Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements.  However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

 The carrying amounts and fair values of the Company's financial instruments are summarized as follows:

December 31

2004

2003

Carrying

Fair

Carrying

Fair

Amount

Value

Amount

Value

(In Thousands)

Assets:

Bonds

$ 12,704,457

$ 13,072,109

$ 12,084,537

$ 12,526,062

Preferred stocks

50,508

50,921

44,479

43,987

Unaffiliated common stocks

1,243

1,243

1,072

1,072

Mortgage loans

2,231,587

2,355,664

2,169,371

2,360,151

Contract loans

663,678

663,678

671,241

671,241

Derivative securities

4,652

(5,222)

8,660

2,343

Short-term investments

139,395

139,395

23,908

23,908

Cash

41,994

41,994

50,831

50,831

Indebtedness from related parties

5,706

5,706

2,267

2,267

Separate account assets

4,386,414

4,386,414

4,368,512

4,368,512

Receivable for securities

754

754

37,928

37,928

Liabilities:

Individual and group annuities

8,493,290

8,481,154

7,813,260

7,746,805

Deposit-type contracts

603,626

607,460

670,907

614,891

Policyholder dividends

22,292

22,292

22,318

22,318

Indebtedness to related parties

25,935

25,935

57,383

57,383

Separate account liabilities

3,079,591

3,079,591

1,714,477

1,714,477

Payable for securities

1,429

1,429

1,429

1,429

C-39

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

 The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

 Cash and short-term investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

  Fixed maturities and equity securities: The fair values for bonds, preferred stocks and common stocks reported herein are based on quoted market prices, where available.  For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting the expected future cash flows.  The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 2.1% and 18.0% over the total portfolio.  Fair values determined on this basis can differ from values published by the SVO.  Fair value as determined by the SVO as of December 31, 2004 and 2003 is $13,429,388,000 and $12,478,443,000, respectively.

  Mortgage loans: Estimated fair values for commercial real estate loans were generated using a discounted cash flow approach.  Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation.  Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation.  Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk.  All residential loans are valued at their outstanding principal balances, which approximate their fair values.

 Residual collateralized mortgage obligations: Residual collateralized mortgage obligations are included in the other invested assets balances.  Fair values are based on independent pricing sources.

  Derivative financial instruments: Fair values for on-balance sheet derivative financial instruments (caps, options and floors) and off-balance sheet derivative financial instruments (swaps) are based on broker/dealer valuations or on internal discounted cash flow pricing models taking into account current cash flow assumptions and the counterparties' credit standing.

  Guaranteed investment contracts: The fair values of the Company's guaranteed investment contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

C-49

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

  Other investment-type insurance contracts: The fair values of the Company's deferred annuity contracts are estimated based on the cash surrender values of the contracts.  The carrying values of other policyholder liabilities, including individual and group annuities, policyholder dividends and deposit-type contracts, approximate their fair values.

 The carrying value of all other financial instruments approximates their fair value.

14. Commitments and Contingencies

  The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief.  Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals.  While it is not possible to forecast the outcome of pending lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of pending lawsuits will not have a materially adverse effect on the Company's operations or financial position.

 Regulatory Matters

  As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry.  In each case, the Company and its affiliates have been and are providing full cooperation.

 Fund Regulatory Issues

  Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products.  This activity has primarily focused on inappropriate trading of fund shares, revenue sharing and directed brokerage, compensation, sales practices and suitability, arrangements with service providers, pricing, compliance and controls, and adequacy of disclosure.

  In addition to responding to governmental and regulatory requests on fund regulatory issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

C-41

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

  The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of ING, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in reports previously filed by affiliates of the Company with the Securities and Exchange Commission ("SEC") pursuant to the Securities Exchange Act of 1934, as amended.

  An affiliate of the Company, ING Funds Distributors, LLC ("IFD") has received notice from the staff of the National Association of Securities Dealers ("NASD") that the staff has made a preliminary determination to recommend that disciplinary action be brought against IFD and one of its registered persons for violations of the NASD Conduct Rules and federal securities laws in connection with frequent trading arrangements.

  Other regulators, including the SEC and the New York Attorney General, are also likely to take some action with respect to the Company or certain affiliates before concluding their investigation of ING relating to fund trading.  The potential outcome of such action is difficult to predict but could subject the Company or certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability.  It is not currently anticipated, however, that the actual outcome of such action will have a material adverse effect on ING or ING's U.S.-based operations, including the Company.

  ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC.  Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING's U.S.-based operations, including the Company.

 Other Regulatory Matters

  The New York Attorney General and other regulators are also conducting broad inquiries and investigations involving the insurance industry.  These initiatives currently focus on, among other things, compensation and other sales incentives, potential conflicts of interest, potential anti-competitive activity, marketing practices, certain financial reinsurance arrangements, and disclosure.  It is likely that the scope of these investigations will further broaden before the investigations are concluded.  U.S. affiliates of ING have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information.

C-42

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

 These initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

 In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

 Investment Purchase Commitments

 As part of its overall investment strategy, the Company has entered into agreements to purchase securities as follows:

December 31

2004

2003

(In Thousands)

Investment purchase commitments

$ 203,433

$ 142,518

 Operating Leases

  The Company leases office space under various noncancelable operating lease agreements that expire through January 2009. Rental expense for 2004 and 2003 was approximately $10,028,000 and $12,030,000, respectively.

 At December 31, 2004, the minimum aggregate rental commitments under operating leases for the upcoming five years and thereafter are as follows:

Year ending

December 31

Commitments

2005

$ 8,249,000

2006

7,825,000

2007

7,313,000

2008

6,948,000

2009

1,703,000

Thereafter

1,000

 Certain rental commitments have renewal options extending through the year 2010 subject to adjustments in future periods.

 At December 2004, the Company had committed to provide additional capital contributions of $36,507,000 in partnerships reported in other invested assets on the balance sheets.

C-43

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

 Lessor Leases

  The Company owns or leases numerous sites that are leased or subleased to franchisees. Buildings owned or leased that meet the criteria for operating leases are carried at the gross investment in the lease less unearned income. Unearned income is recognized in such a manner as to produce a constant periodic rate of return on the net investment. The typical lease period is 20 years and some leases contain renewal options. The franchisee is responsible for the payment of property taxes, insurance and maintenance costs related to the leased property.  The cost of these properties are $145,682,000 at December 31, 2004, with accumulated depreciation of $78,336,000.

 Future minimum lease payment receivables under non-cancelable operating leasing arrangements as of December 31, 2004 are as follows:

Year ending

Future minimum Lease

December 31

Payment Receivables

2005

$ 9,862,000

2006

7,484,000

2007

6,273,000

2008

4,152,000

2009

1,223,000

Thereafter

38,000

  Contingent rentals included in income for the years ended December 31, 2004 and December 31, 2003 amounted to $11,906,000 and $13,622,000, respectively.  The net investment is classified as real estate.

15. Financing Agreements

  The Company maintains a revolving loan agreement with SunTrust Bank, Atlanta (the "Bank"). Under this agreement, which expires July 30, 2005, the Company can borrow up to $125,000,000 from the Bank. Interest on any Company borrowing accrues at an annual rate equal to the cost of funds for the Bank for the period applicable for the advance plus 0.225%, or a rate quoted by the Bank to the Company for the borrowing.  Under this agreement, the Company incurred interest expense of $7,000 and $16,000 for the years ended December 31, 2004 and 2003, respectively.  At December 31, 2004 and 2003, the Company had no amount payable to the Bank.

C-44

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

  The Company maintains a revolving loan agreement with Bank of New York ("BONY").  Under this agreement, the Company can borrow up to $100,000,000 from BONY.  Interest on any Company borrowing accrues at an annual rate equal to: (1) the cost of funds for BONY for the period applicable for the advance plus .35%, or (2) a rate quoted by BONY to the Company for the borrowing.  Under this agreement, the Company incurred interest expense of $0 and $7,000 for the years ended December 31, 2004 and 2003, respectively.  At December 31, 2004 and 2003, the Company had no amounts payable to BONY.

  The Company borrowed $2,428,006,000 and repaid $2,428,006,000 in 2004 and borrowed $1,899,331,000 and repaid $1,899,331,000 in 2003. These borrowings were on a short-term basis, at an interest rate that approximated current money market rates and exclude borrowings from reverse dollar repurchase agreements.  Interest paid on borrowed money was $240,000 and $268,000 during 2004 and 2003, respectively.

  The Company is the beneficiary of letters of credit totaling $872,711,000; terms of the letters of credit provide for automatic renewal for the following year at December 31, unless otherwise canceled or terminated by either party to the financing.  The letters were unused during both 2004 and 2003.

16. Related Party Transactions

 Affiliates

  Management and services contracts and all cost sharing arrangements with other affiliated ING U.S. life insurance companies are allocated among companies in accordance with normal, generally accepted expense and cost allocation methods.

  Inter-insurer Services Agreement: The Company has entered into a services agreement with certain of its affiliated insurance companies in the United States ("affiliated insurers") whereby the affiliated insurers provide certain administrative, management, professional, advisory, consulting and other services to each other. Net amount paid under these agreements was $167,979,000 and $125,174,000 for the years ended December 31, 2004 and 2003, respectively.

  Investment Management: The Company has entered into an investment advisory agreement and an administrative services agreement with ING Investment Management, LLC ("IIM") under which IIM provides the Company with investment management and asset/liability management services. Total fees under the agreement were approximately $48,142,000 and $44,759,000 for the years ended December 31, 2004 and 2003, respectively.

C-45

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

  Reciprocal Loan Agreement: The Company maintains a reciprocal loan agreement with ING AIH to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which expires December 31, 2010, the Company and ING AIH can borrow up to $324,258,000 from one another. Interest on any borrowing is charged at the rate of ING AIH's cost of funds for the interest period plus .15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration.  Under this agreement, the Company incurred interest expense of $126,000 and $245,000 and interest income of $1,017,000 and $423,000 for the years ended December 31, 2004 and 2003, respectively. At December 31, 2004, the Company had no amounts payable to ING AIH and $75,000,000 receivable from ING AIH.

  Tax Sharing Agreements: The Company has entered into federal tax sharing agreements with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended.  The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns.  The Company has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement.  The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax or other tax return on a consolidated, combined or unitary basis.

  Customer Services Agreement: The Company has entered into a services agreement with ING Financial Advisors ("ING FA") to provide certain administrative, management, professional advisory, consulting and other services to the Company for the benefit of its customers.  Charges for these services are to be determined in accordance with fair value and reasonable standards with neither party realizing a profit nor incurring a loss as a result of the services provided to the Company.  The Company will reimburse ING FA for direct and indirect costs incurred on behalf of the Company.

  Guarantee Agreement: The Company, effective January 2002, entered into a Guarantee Agreement with two other ING affiliates whereby it is jointly and severally liable for a $250,000,000 obligation of another ING affiliate, Security Life of Denver International Limited ("SLDI").  The Company's Board of Directors approved this transaction on April 25, 2002.  The two other affiliated life insurers were Security-Connecticut (subsequently merged into the Company on October 1, 2003), and Security Life of Denver Insurance Company.  The joint and several guarantees of the two insurers are capped at $250,000,000.

  Assets and liabilities, and the related revenues and expenses recorded as a result of transactions and agreements with affiliates, may not be the same as those recorded if the Company was not a wholly-owned subsidiary of its parent.

C-46

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

17. Guaranty Fund Assessments

  Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premium companies collect in that state.

  The Company accrues the cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations ("NOLHGA") and the amount of premiums written in each state.  The Company has recorded $2,017,000 and $2,637,000 for this liability as of December 31, 2004 and 2003, respectively.  The Company has also recorded an asset of $3,120,000 and $21,000 as of December 31, 2004 and 2003, respectively, for future credits to premium taxes for assessments already paid.

18. Unpaid Accident and Health Claims

 The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

 The liability for unpaid accident and health claims and claim adjustment expenses is included in Accident and Health Reserves and Unpaid Claims.

2004

2003

(In Thousands)

Balance at January 1

$ 1,283,283

$ 1,186,221

Less reinsurance recoverables

40,164

46,197

Net balance at January 1

1,243,119

1,140,024

Incurred related to:

Current year

398,300

486,373

Prior years

42,419

(25,417)

Total incurred

440,719

460,956

Paid related to:

Current year

267,990

203,752

Prior years

147,528

154,109

Total paid

415,518

357,861

Net balance at December 31

1,268,320

1,243,119

Plus reinsurance recoverables

58,258

40,164

Balance at December 31

$ 1,326,578

$ 1,283,283

C-47

RELIASTAR Life Insurance Company

 Notes to Financial Statements -
Statutory Basis

19. September 11 Events

  The terrorist attacks of September 11, 2001 (the September 11 events), resulted in a tremendous loss of life and property.  Secondarily, those events interrupted the business activities of many entities and disrupted the U.S. economy at many levels.  In the past, businesses have incurred losses as a result of catastrophes such as earthquakes, hurricanes and even other terrorist attacks.  However, the September 11 events are unprecedented in the United States in terms of the magnitude of the losses incurred and the number of entities affected.  The following disclosures relating to the September 11 events are required:

  As of December 31, 2004, the Company had estimated gross reinsurance claims of approximately $124.6 million for personal accident coverage, $201.3 million for workers compensation coverage and retrocession recoveries of $103.4 million for net incurred claims of $222.5 million from the events of September 11, 2001.  The remaining retrocession recoveries at December 31, 2004, were approximately $32.0 million.

  The Company realizes there is still uncertainty regarding claim submissions and the number of occurrences from the events of September 11, 2001, but is comfortable with the current claim reserve reported as of December 31, 2004.

  The September 11, 2001, impact is based on Company estimates using information obtained from ceding companies and an external consultant.  It is reasonably possible that a change in the Company's estimate will occur in the near term but the possible range of change cannot be determined.

 The Company does not have any environmental remediation obligations.

C-48

33-57244

April 2005